    As filed with the Securities and Exchange Commission on February 7, 1997
                                              Registration Nos. 2-81110/811-4293

================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]



                         Post-Effective Amendment No. 53                  [x]

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                   [x]



                                Amendment No. 55                          [x]



                                   ----------


                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863


                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 29, 1996.

         This Registration Statement has also been executed by Master Investment Trust, Series I.


================================================================================

                           PACIFIC HORIZON FUNDS, INC.

                                SRF Shares of the
      Intermediate Bond (formerly, Flexible Bond) Fund, Blue Chip Fund and
                              Asset Allocation Fund


                                   ----------

Form N-1A Item                                    Prospectus Caption
--------------                                    ------------------

Part A
------

1.   Cover Page.............................   Cover Page

2.   Synopsis...............................   Expense Summary

3.   Condensed Financial Information........   Financial Highlights;
     .......................................   Measuring Performance

4.   General Description of Registrant......   Description of Shares; Cover
                                               Page; Fund Investments; Other
                                               Investment Practices;
                                               Fundamental Limitations

5.   Management of the Fund.................   The Business of the Funds

5.A. Management's Discussion of
       Fund Performance.....................   *

6.   Capital Stock and Other
       Securities...........................   Description of Shares; How to
                                               Invest in SRF Shares -
                                               Dividend and Distribution
                                               Policies; Dividend and
                                               Distribution Policies; Tax
                                               Information

7.   Purchase of Securities Being
      Offered...............................   How to Invest in SRF Shares;
                                               The Business of the
                                               Funds; Plan Payments;
                                               Measuring Performance

8.   Redemption or Repurchase...............   Redemption of SRF Shares;
                                               Plan Payments


9.   Pending Legal Proceedings..............   *


*  Item inapplicable or answer negative.

PROSPECTUS
APRIL __, 1997


                                          PACIFIC HORIZON INTERMEDIATE BOND FUND
                                                  PACIFIC HORIZON BLUE CHIP FUND
                                           PACIFIC HORIZON ASSET ALLOCATION FUND
                    Investment Portfolios Offered by Pacific Horizon Funds, Inc.

This Prospectus applies to the SRF Shares of the Pacific Horizon Intermediate Bond Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Asset Allocation Fund (each a "Fund" and collectively the "Funds"), three diversified mutual funds offered by Pacific Horizon Funds, Inc. (the "Company").

The PACIFIC HORIZON INTERMEDIATE BOND FUND, formerly the Flexible Bond Fund (the "Intermediate Bond Fund"), is a diversified mutual fund whose investment objective is to obtain interest income and capital appreciation. The Intermediate Bond Fund seeks its objective by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

The PACIFIC HORIZON BLUE CHIP FUND (the "Blue Chip Fund") is a diversified mutual fund whose investment objective is long-term capital appreciation through investments in blue chip stocks.

The PACIFIC HORIZON ASSET ALLOCATION FUND (the "Asset Allocation Fund") is a diversified mutual fund whose investment objective is to obtain long-term growth from capital appreciation and dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories: bonds, equity securities and cash equivalents.

UNLIKE MOST OTHER INVESTMENT COMPANIES WHICH INVEST DIRECTLY IN PORTFOLIO SECURITIES, THE INTERMEDIATE BOND AND BLUE CHIP FUNDS SEEK TO ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES BY INVESTING ALL THEIR INVESTABLE ASSETS IN FUNDS OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY (THE "INTERMEDIATE BOND MASTER PORTFOLIO" AND THE "BLUE CHIP MASTER PORTFOLIO," RESPECTIVELY; COLLECTIVELY, THE "MASTER PORTFOLIOS" AND, TOGETHER WITH THE ASSET ALLOCATION FUND, THE "PORTFOLIOS") HAVING THE SAME INVESTMENT OBJECTIVE AS THAT OF EACH OF THE INTERMEDIATE BOND AND BLUE CHIP FUNDS, RESPECTIVELY. THE INTERMEDIATE BOND AND BLUE CHIP FUNDS WILL PURCHASE SHARES OF THE RESPECTIVE MASTER PORTFOLIOS AT NET ASSET VALUE. THE NET ASSET VALUES OF THE INTERMEDIATE BOND AND BLUE CHIP FUNDS WILL RESPOND TO INCREASES AND DECREASES IN THE VALUE OF EACH RESPECTIVE MASTER PORTFOLIO'S SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. SEE "FUND INVESTMENTS--INVESTMENT OBJECTIVES AND POLICIES-- SPECIAL CONSIDERATIONS--MASTER-FEEDER STRUCTURE" ON PAGE __ FOR ADDITIONAL INFORMATION REGARDING THIS STRUCTURE.

As of the date of this Prospectus, the Asset Allocation Fund also invests all of its investable assets in a fund of an open-end, management investment company (the "Asset Allocation Master Portfolio") having the same investment objective as that of the Fund. Upon the consummation of the proposed reorganization of the Bond, Blue Chip and Asset Allocation Funds of the Seafirst Retirement Funds into the SRF Shares of the Pacific Horizon Funds on ____________, 1997 (the "Reorganization Date"), the Asset Allocation Fund will withdraw its assets from the Asset Allocation Master Portfolio and invest its assets directly in portfolio securities. Accordingly, because the SRF Share class will not be sold until the Reorganization Date, the description of the Asset Allocation Fund in this Prospectus reflects its operation as a Fund which invests directly in portfolio securities.

SRF Shares are sold without a sales charge and are available for the investment of retirement funds held in Eligible Retirement Accounts (as defined in "How to Invest in SRF Shares - Eligibility for Admission" on page ___ of this Prospectus). An individual for whose benefit an Eligible Retirement Account is maintained, or who may be entitled to receive benefits from an Eligible Retirement Account, is referred to as a "Participant."

SRF Shares of a Fund will automatically convert to A Shares of the same Fund on the third anniversary of the Reorganization Date. A Shares of the Funds are offered through separate prospectuses available from Retirement Services by calling the phone number on the cover page of this Prospectus.

SRF Shares held in any Fund by an Eligible Retirement Account may be exchanged for: 1) SRF Shares of any other Fund, 2) A Shares of any other taxable non-money market investment portfolio offered by the Company or Time Horizon Funds (a "Time Horizon Fund") without incurring the front-end sales charge otherwise applicable on sales of A Shares or, 3) Pacific Horizon Shares of the Pacific Horizon Prime Fund. See "How To Invest in SRF Shares - Exchange Privileges" on page ___ of this Prospectus for additional exchange privileges and information.

The Funds are offered by the Company. Both the Company and Time Horizon Funds are open-end, series management investment companies advised by Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser"). Based in San Francisco, California, Bank of America and its affiliates have over $48 billion under management, including over $13 billion in mutual funds.

This Prospectus describes concisely the information about the Funds and the Company that you should know before investing. Please read it carefully and retain it for future reference. More information about the Funds is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 800-323-9919. The Statement of Additional Information, as it may be revised from time to time, is dated April__, 1997 and is incorporated by reference into this Prospectus.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission ("SEC") in Washington, D.C. under the Securities Act of 1933.

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in the Statement of Additional Information and in the Funds' official sales literature, in connection with the offering of the Funds' shares and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or Concord Financial Group, Inc. ("CFG" or the "Distributor"). This Prospectus does not constitute an offer by the Funds or by the Distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdiction.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve

Board or any other governmental agency. Investment in the Funds involves investment risk, including the possible loss of principal.

                                    CONTENTS


EXPENSE SUMMARY
FINANCIAL HIGHLIGHTS
FUND INVESTMENTS
INVESTMENT OBJECTIVES AND POLICIES
                                            Other Investment Practices
                                            Fundamental Limitations
HOW TO INVEST IN SRF SHARES
                                            Eligibility for Admission
                                            Additional Contributions or
                                            Transfers into Eligible Retirement
                                              Accounts
                                            Dividend and Distribution Policies
REDEMPTION OF SRF SHARES
EXCHANGE PRIVILEGES
AUTOMATIC CONVERSION
VALUATION OF SRF SHARES

THE BUSINESS OF THE FUNDS                   Fund Management
                                              Service Providers
TAX INFORMATION
MEASURING PERFORMANCE
DESCRIPTION OF SHARES
PLAN PAYMENTS


APPENDIX A

DISTRIBUTOR:                   INVESTMENT ADVISER:

Concord Financial Group,       Bank of America National Trust
  Inc.                           and Savings Association
3435 Stelzer Road              555 California Street
Columbus, OH 43219-3035        San Francisco, CA 94104

EXPENSE SUMMARY

SRF Shares of the Funds are offered through this Prospectus. SRF Shares of a Fund will automatically convert to A Shares of the same Fund on the third anniversary of the Reorganization Date. Because of this conversion feature, certain information is provided in the Prospectus as to A Shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of the Funds. SRF Shares are offered at net asset value without the payment of any sales charge (see page __ of the Prospectus for an explanation of net asset value per share). SRF Shares of a Fund will automatically convert to A Shares of the same Fund on the third anniversary of the Reorganization Date. A Shares of the Funds are offered at net asset value plus a front-end sales charge. However, the front-end sales charge is not applicable to A Shares purchased by Eligible Retirement Accounts.

ANNUAL FUND OPERATING EXPENSES include payments by the Funds and payments by the respective Master Portfolios which are allocable to the Intermediate Bond Fund and Blue Chip Fund. Operating expenses include fees for portfolio management, maintenance of shareholder accounts, general administration, shareholder servicing, accounting and other services.

Below is a summary of the shareholder transaction expenses imposed by the Funds for SRF Shares and A Shares and the operating expenses (including the operating expenses of the respective Master Portfolios which are allocable to the Intermediate Bond Fund and Blue Chip Fund) expected to be incurred by SRF Shares and A Shares of each Fund during the current fiscal year. The information with respect to A Shares of the Funds has been restated to assume that current fees had been in effect during the previous fiscal year. Actual expenses may vary. A hypothetical example based on the summary is also shown.




                                                       -----------------------------------------------------------------

                                                            SRF SHARES                     A SHARES
                                                            ----------                     --------
INTERMEDIATE BOND FUND
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                                 None                          4.50%(1)
Sales Load Imposed on Reinvested Dividends                             None                          None
Maximum Contingent Deferred Sales Load
   (as a percentage of offering price)                                 None                          None
Redemption Fees                                                        None                          None
Exchange Fee                                                           None                          None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                                        0.50%                         0.50%
All Other Expenses (After Fee Waivers                                  0.45%                         0.40%
   and expense reimbursements)(2)
       Other Expenses (After Fee Waivers
         and expense reimbursements)(2)                 0.40%                          0.40%
       Shareholder Services Fee
       (After Fee Waivers)(2)                           0.05%                             0%
Total Operating Expenses
  (After Fee Waivers
      and expense reimbursements)(2)(3)                                0.95%                         0.90%
                                                                       =====                         =====

                                                       -----------------------------------------------------------------


(1) There will be no sales load imposed on conversion of SRF Shares to A Shares, and there is no sales load imposed on subsequent purchases of A Shares in an Eligible Retirement Account.



(2) Absent fee waivers and expense reimbursements, "All Other Expenses" for the Fund's SRF and A Shares would be 0.80% and 0.80%, respectively, of average net assets (annualized); "Other Expenses" for the Fund's SRF and A Shares would be 0.55% and 0.55%, respectively, of average net assets (annualized) and "Total Operating Expenses" for the Fund's SRF and A Shares would be 1.30% and 1.30%, respectively, of average net assets (annualized). Absent fee waivers, "Shareholder Services Fees" for SRF Shares and A Shares would be 0.25% (annualized) of average daily net assets.

(3) Bank of America and The BISYS Group, Inc. ("BISYS") have agreed to waive fees and reimburse expenses in such amounts as are necessary to limit the expenses of the SRF Shares (including the pro rata share of the expenses incurred by the Master Portfolio in which the Intermediate Bond Fund invests) to 0.95% of the average daily net assets of the Fund for the first two years after the Reorganization Date, and to limit expenses to 1.05% of the average daily net assets for the third year after the Reorganization Date. This limitation on expenses of the SRF Shares will continue until such shares convert into A Shares.

EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here is how much you would have paid in total expenses if you closed your account after the number of years indicated:


                                                                    AFTER             AFTER
                  AFTER 1 YEAR             AFTER 3 YEARS           5 YEARS          10 YEARS
                  ------------             -------------           -------          --------

SRF Shares              $ 10                    $ 32(1)               $ N/A          $ N/A
A Shares(2)             $ 54                    $ 72                  $  93          $ 151

(1)  SRF Shares will convert to A Shares 3 years after the Reorganization Date.

(2) Assumes deduction at time of purchase of maximum applicable front-end sales charge which does not apply to Eligible Retirement Accounts. Such amounts would be $9, $29, $50 and $111 without deducting the front-end sales charge.



                                                     ------------------------------------------------------------------

                                                            SRF SHARES                     A SHARES
                                                            ----------                     --------
BLUE CHIP FUND
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                                None                          4.50%(1)
Sales Load Imposed on Reinvested Dividends                            None                          None
Maximum Contingent Deferred Sales Load
   (as a percentage of offering price)                                None                          None
Redemption Fees                                                       None                          None
Exchange Fee                                                          None                          None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                                       0.70%                         0.70%
All Other Expenses (After Fee Waivers
   and expense reimbursements)(2)                                     0.25%                         0.47%
                                                                      ----                          ----
       Other Expenses (After Fee Waivers
         and expense reimbursements)(2)                0.22%                          0.22%
       Shareholder Services Fee
       (After Fee Waivers)(2)                          0.03%                          0.25%
Total Operating Expenses
  (After Fee Waivers
      and expense reimbursements)(2)(3)                               0.95%                         1.17%
                                                                      =====                         =====

                                                     ------------------------------------------------------------------

(1) There will be no sales load imposed on conversion of SRF Shares to A Shares and there is no sales load imposed on subsequent purchases of A Shares in an Eligible Retirement Account.

(2) Absent fee waivers, "All Other Expenses" for the Fund's SRF Shares would be 0.47% of average net assets (annualized); and "Total Operating Expenses" for the Fund's SRF Shares would be 1.17% of average net assets (annualized). Absent fee waivers, "Shareholder Services Fees" for SRF Shares would be 0.25% (annualized) of average daily net assets.

(3) Bank of America and BISYS have agreed to waive fees and reimburse expenses in such amounts as are necessary to limit the expenses of the SRF Shares (including the pro rata share of the expenses incurred by the Master Portfolio in which the Blue Chip Fund invests) to 0.95% of the average daily net assets of the Fund for the first two years after the Reorganization Date, and to limit expenses to 1.05% of the average daily net assets for the third year after the Reorganization Date. This limitation on expenses of the SRF Shares will continue until such shares convert into A Shares.


EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here is how much you would have paid in total expenses if you closed your account after the number of years indicated:


                                                                         AFTER               AFTER
                       AFTER 1 YEAR             AFTER 3 YEARS           5 YEARS            10 YEARS
                       ------------             -------------           -------            --------

SRF Shares                   $ 10                    $ 32(1)                $ N/A           $ N/A
A Shares(2)                  $ 56                    $ 80                   $ 106           $ 181

(1)      SRF Shares will convert to A Shares 3 years after the Reorganization Date.

(2) Assumes deduction at time of purchase of maximum applicable front-end sales charge which does not apply to Eligible Retirement Accounts. Such amounts would be $12, $37, $64 and $142 without deducting the front-end sales charge.



                                               -----------------------------------------------------------------

                                                  SRF SHARES                       A SHARES
                                                  ----------                       --------

ASSET ALLOCATION FUND
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                         None                          4.50%(1)
Sales Load Imposed on Reinvested Dividends                     None                          None
Maximum Contingent Deferred Sales Load
   (as a percentage of offering price)                         None                          None
Redemption Fees                                                None                          None
Exchange Fee                                                   None                          None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                                0.55%                         0.55%
All Other Expenses (After Fee Waivers
   and expense reimbursements)(2)                              0.40%                         0.45%
                                                               -----                         -----
       Other Expenses (After Fee Waivers
         and expense reimbursements)(2)         0.20%                          0.20%
       Shareholder Services Fee
       (After Fee Waivers)(2)                   0.20%                          0.25%
Total Operating Expenses
  (After Fee Waivers
      and expense reimbursements)(2)(3)                        0.95%                         1.00%
                                                               =====                         =====

                                               -----------------------------------------------------------------

(1) There will be no sales load imposed on conversion of SRF Shares to A Shares and there is no sales load imposed on subsequent purchases of A Shares in an Eligible Retirement Account.

(2) Absent fee waivers, "All Other Expenses" for the Fund's SRF Shares would be 0.45% of average net assets (annualized) and "Total Operating Expenses" for the Fund's SRF Shares would be 1.00% of average net assets (annualized). Absent fee waivers, "Shareholder Services Fees" for SRF Shares would be 0.25% (annualized) of average daily net assets.

(3) Bank of America and BISYS have agreed to waive fees and reimburse expenses in such amounts as are necessary to limit the expenses of the SRF Shares to 0.95% of the average daily net assets of the Fund for the first two years after the Reorganization Date, and to limit expenses to 1.05% of the average daily net assets for the third year after the Reorganization Date. This limitation on expenses of the SRF Shares will continue until such shares convert into A Shares.

EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here is how much you would have paid in total expenses if you closed your account after the number of years indicated:


                                                                 AFTER              AFTER
                  AFTER 1 YEAR         AFTER 3 YEARS            5 YEARS           10 YEARS
                  ------------         -------------            -------           --------

SRF Shares           $ 10                  $ 32(1)               $ N/A              $ N/A
A Shares(2)          $ 55                  $ 77                  $101               $ 170

(1)   SRF Shares will convert to A Shares 3 years after the Reorganization Date.

(2) Assumes deduction at time of purchase of maximum applicable front-end sales charge which does not apply to Eligible Retirement Accounts. Such amounts would be $10, $32, $55 and $122 without deducting the front-end sales charge.


Note: The preceding operating expenses and examples should not be considered a representation of future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown.

This expense information is provided to help you understand the expenses you would bear either directly (as with transaction expenses) or indirectly (as with annual operating expenses) as a shareholder of the Funds.

MANAGEMENT FEES CONSIST OF:

o an investment advisory fee payable at the annual rate of 0.30%, 0.50% and 0.40% of the Intermediate Bond Master Portfolio's, Blue Chip Master Portfolio's and Asset Allocation Fund's respective average daily net assets; and

o an administration fee payable at the annual rate of 0.15% and 0.05% of the Intermediate Bond Fund's and the Intermediate Bond Master Portfolio's respective average daily net assets, 0.15% and 0.05% of the Blue Chip Fund's and the Blue Chip Master Portfolio's respective average daily net assets, and 0.15% of the Asset Allocation Fund's average daily net assets.

Currently, the most restrictive expense limitation limits each Fund's aggregate annual expenses (including management fees and the Intermediate Bond Fund's and Blue Chip Fund's pro rata share of such expenses of the particular Master Portfolio) to 2.5% of the first $30 million of each Fund's average daily net assets, 2% of the next $70 million and 1.5% of each Fund's remaining average daily net assets.

The Board of Directors of the Company believes that the aggregate per share expenses of the Intermediate Bond and Blue Chip Funds and the respective Master Portfolios in which each Fund's assets are invested will be approximately the same as the expenses which the particular Fund would incur if the Company retained the services of an investment adviser for that Fund and the assets of that Fund were invested directly in the type of securities held by its Master Portfolio. Further, the Directors believe that the shareholders of the Intermediate Bond and Blue Chip Funds may participate in the ownership of a larger portfolio of securities than could be achieved directly by the Intermediate Bond and Blue Chip Funds. There can be no assurance, however, that such will be the case or that any economies of scale that might occur if other investors acquire shares of the Intermediate Bond and Blue Chip Master Portfolios will be realized.

                              FINANCIAL HIGHLIGHTS



The tables below show certain information concerning the investment results of A Shares of the Funds for the years and periods indicated. During the years and periods shown, the Funds did not offer SRF Shares. Actual investment results of the SRF Shares may be different. The information for the six-month period ended August 31, 1996 is unaudited. The information for the years and periods ended on or prior to February 29, 1996 was audited by Price Waterhouse LLP, the independent accountants for the Funds, whose unqualified reports on the financial statements containing such information are incorporated by reference into the Statement of Additional Information.

For the years and periods shown, the Asset Allocation Fund operated as part of a master feeder structure and invested all of its assets in the Asset Allocation Master Portfolio which had an identical investment objective. On the Reorganization Date, the Asset Allocation Fund will withdraw its investment in the Asset Allocation Master Portfolio and begin investing its assets directly in portfolio securities.

The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants thereon which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Funds is available in the annual and semi-annual reports to shareholders. The Statement of Additional Information and the annual and semi-annual reports to shareholders may be obtained free of charge by calling 800-323-9919.

                             INTERMEDIATE BOND FUND

Selected data for an A Share of common stock outstanding throughout each of the periods indicated:


                                                                                              FOR THE PERIOD
                                                                                                JANUARY 24,
                                                                                                   1994
                                               FOR THE                                         (COMMENCEMENT
                                              SIX-MONTHS      FOR THE YEAR    FOR THE YEAR     OF OPERATIONS)
                                                 ENDED            ENDED          ENDED            THROUGH
                                            AUGUST 31, 1996    FEBRUARY 29,    FEBRUARY 28,      FEBRUARY 28,
                                              (UNAUDITED)*         1996            1995            1994
                                              ------------         ----            ----            ----
Net asset value per share, beginning
  of period                                    $  9.75          $   9.44         $   9.81         $10.00
                                               -------          --------         --------          -----
Income from Investment Operations:
 Net investment income                            0.26              0.59             0.59           0.08
 Net realized and unrealized gains
  (losses) on securities                         (0.27)             0.33            (0.37)         (0.19)
                                               -------          --------         --------          -----
 Total income (loss) from
  investment operations                          (0.01)             0.92             0.22          (0.11)
Less Dividends and Distributions:
 Dividends to shareholders from net
  investment income                              (0.26)            (0.59)           (0.59)         (0.08)
 Distributions to shareholders from
  net realized gains on securities                 --              (0.02)             --             --
                                               -------          --------         --------          -----
Total dividends and distributions                (0.26)            (0.61)           (0.59)         (0.08)
Net change in net asset value                    (0.27)             0.31            (0.37)         (0.19)
                                               -------          --------         --------          -----
Net asset value per share, end
  of period                                    $  9.48          $   9.75         $   9.44         $ 9.81
                                               =======          ========         ========         ======
Total Return**                                   (0.10)%           10.45%            2.27%         (1.10)%
Ratios/Supplemental Data:
  Net assets, end of period (000)              $14,792          $ 13,179         $  1,964         $  356
  Ratio of expenses to average
   net assets***                                  0.75%+            0.27%            0.00%          0.00%+
  Ratio of net investment income to
    average net assets***                         5.36%+            6.13%            6.43%          5.70%+




 * As of July 22, 1996, the Fund designated the existing shares as "A" shares.

 ** The total returns listed are not annualized for the periods ended August 31, 1996 and February 28, 1994, and do not include the effect of the maximum 4.50% sales charge on A Shares.

 *** Reflects the Intermediate Bond Fund's proportionate share of the Intermediate Bond Master Portfolio's expenses and fee waivers and expense reimbursements by the Intermediate Bond Master Portfolio's investment adviser and administrator and the Intermediate Bond Fund's administrator and distributor. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.64%, 4.73%, 17.95% and 160.20% (annualized) for the periods ended August 31, 1996, February 29, 1996, February 28, 1995 and February 28, 1994, respectively.

 +    Annualized.


                                 BLUE CHIP FUND

Selected data for an A Share of common stock outstanding throughout each of the periods indicated:

                                                                                                                     FOR THE PERIOD
                                                                                                                       JANUARY 13,
                                                                                                                          1994
                                                                                                                    (COMMENCEMENT OF
                                               FOR THE SIX-MONTHS            FOR THE               FOR THE             OPERATIONS)
                                                      ENDED                YEAR ENDED            YEAR ENDED              THROUGH
                                                 AUGUST 31, 1996          FEBRUARY 29,          FEBRUARY 28,          FEBRUARY 28,
                                                  (UNAUDITED)*                1996                  1995                  1994
                                                  ------------                ----                  ----                  ----

Net asset value per share,
  beginning of period                                 $ 20.53              $ 15.81                 $ 14.97               $ 15.00
                                                      -------              -------                 -------               -------
Income from Investment Operations:
  Net investment income                                  0.11                 0.26                    0.31                  0.02
  Net realized and unrealized
    gains (losses) on securities                         0.48                 4.96                    0.80                 (0.05)
                                                      -------              -------                 -------               -------
  Total gain (loss) from
    investment operations                                0.59                 5.22                    1.11                 (0.03)
                                                      -------              -------                 -------               -------
Less Dividends and Distributions:
  Dividends to shareholders from
    net investment income                               (0.11)               (0.28)                  (0.27)                   --
                                                      --------             -------                 -------               -------
  Distributions to shareholders
    from net realized gains on
    securities                                           --                  (0.22)                     --                    --
                                                      -------              -------                 -------               -------
Total dividends and distributions                       (0.11)               (0.50)                  (0.27)                   --
                                                      -------              -------                 -------               -------
Net change in net asset value                            0.48                 4.72                    0.84                 (0.03)
                                                      -------              -------                 -------               -------
Net asset value per share, end
  of period                                           $ 21.01              $ 20.53                 $ 15.81               $ 14.97
                                                      =======              =======                 =======               =======
Total Return**                                           2.88%               33.39%                  7.60%                 (0.20)%
Ratios/Supplemental Data:
  Net assets, end of period (000)                    $ 95,163              $66,933                 $ 6,002               $ 1,180
  Ratio of expenses to average net
    assets***                                            1.27%+               0.83%                   0.00%                 0.00%+
  Ratio of net investment income
    to average net assets***                             2.28%+               1.63%                   2.46%                 2.92%+

   *     As of July 22, 1996, the Fund designated the existing series of shares "A"
         shares.

  ** The total returns listed are not annualized for the period ended August 31, 1996 and February 28, 1994, and do not include the effect of the maximum 4.50% sales charge on A Shares.

***      Reflects the Blue Chip Fund's proportionate share of the Master
         Portfolio's expenses, the Blue Chip Master Portfolio's fee waivers and expense reimbursements by the Blue Chip Master Portfolio's investment adviser and administrator and fee waivers and expense reimbursements by the Blue Chip Fund's administrator and Distributor.  Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.48%, 1.45%, 6.32% and 55.00% (annualized) for the periods ended August 31, 1996, February 29, 1996, February 28, 1995 and
         February 28, 1994, respectively.

  +      Annualized.

                              ASSET ALLOCATION FUND

Selected data for an A Share of common stock outstanding throughout each of the periods indicated:


                                                                                                                 FOR THE PERIOD
                                                                                                                   JANUARY 18,
                                                                                                                       1994
                                                         FOR THE                                                  (COMMENCEMENT
                                                       SIX-MONTHS          FOR THE YEAR        FOR THE YEAR       OF OPERATIONS)
                                                          ENDED               ENDED               ENDED               THROUGH
                                                     AUGUST 31, 1996       FEBRUARY 29,        FEBRUARY 28,         FEBRUARY 28,
                                                       (UNAUDITED)*            1996                1995                 1994
                                                       ------------            ----                ----                 ----
Net asset value per share, beginning
  of period                                               $ 17.52             $ 15.15             $14.84                $15.00
                                                          -------             -------             ------                ------
Income from Investment Operations:
 Net investment income                                       0.14                0.52               0.48                  0.03
 Net realized and unrealized gains
  (losses) on securities                                     0.03             $  2.86               0.24                 (0.19)
                                                          -------             -------             ------                ------
 Total gain (loss) from investment
  operations                                                 0.17             $  3.38               0.72                 (0.16)
Less Dividends and Distributions:
 Dividends to shareholders from net
  investment income                                         (0.13)              (0.53)             (0.41)                   --
 Distributions to shareholders from
  net realized gains on securities                           --                 (0.48)                --                    --
                                                          -------             -------             ------                ------
Total dividends and distributions                           (0.13)              (1.01)             (0.41)                   --
                                                          -------             -------             ------                ------
Net change in net asset value                                0.04             $  2.37               0.31                 (0.16)
                                                          -------             -------             ------                ------
Net asset value per share, end
  of period                                               $ 17.56             $ 17.52             $15.15                $14.84
                                                          =======             =======             ======                ======
Total Return**                                               1.55%              22.80%              5.03%                (1.07)%
Ratios/supplemental data:
Net assets, end of period (000)                           $26,319             $22,355             $5,694                $  666
Ratio of expenses to average
  net assets***                                              1.25%+              0.62%              0.00%                 0.00%+
Ratio of net investment income to
  average net assets***                                      2.62%+              3.49%              4.25%                 4.20%+

 * As of July 22, 1996, the Fund designated the existing series of shares as "A" shares.

 ** The total returns listed are not annualized for the periods ended August 31, 1996 and February 28, 1994, and do not include the effect of the maximum 4.50% sales charge on A Shares.

 ***     Reflects the Asset Allocation Fund's proportionate share of the fee waivers and expense reimbursements by the Asset Allocation Master
         Portfolio's investment adviser and administrator and the Asset Allocation
         Fund's administrator and distributor.  Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.71%, 2.30%, 7.89% and 83.95% (annualized) for the periods ended August 31, 1996, February 29, 1996, February 28, 1995 and
         February 28, 1994, respectively.

 +       Annualized.


                                FUND INVESTMENTS


                       INVESTMENT OBJECTIVES AND POLICIES

The Intermediate Bond and Blue Chip Funds seek to achieve their respective investment objectives by investing all of their investable assets in their respective Master Portfolios.

Because the investment characteristics of the Intermediate Bond ad Blue Chip Funds will correspond to those of the respective Intermediate Bond an Blue Chip Master Portfolios, the following is a discussion of the various investments of and techniques employed by the Intermediate Bond and Blue Chip Master Portfolios and the Asset Allocation Fund.

While each Master Portfolio and the Asset Allocation Fund strives to attain its respective investment objective, there can be no assurance that it will be able to do so.

THE INTERMEDIATE BOND FUND

         The investment objective of the Intermediate Bond Fund is to obtain interest income and capital appreciation through investment in investment grade intermediate and longer-term bonds, which consist of corporate and governmental fixed-income obligations, mortgage-backed securities, municipal securities and cash equivalents. Assets of the Intermediate Bond Fund are invested in the Intermediate Bond Master Portfolio, which has the same investment objective as the Intermediate Bond Fund. Under normal circumstances, at least 65% of the Intermediate Bond Master Portfolio's net assets will be invested in bonds.

         Investment grade bonds are bonds that are rated within the four highest ratings categories by a nationally recognized statistical rating organization, i.e., BBB or better by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). (A description of applicable ratings is attached to the Statement of Additional Information as Appendix A.) While bonds rated BBB or Baa are regarded as having adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances could lead to a weakened capacity to pay interest and repay principal. Bonds with the lowest investment grade rating (i.e., BBB or Baa) do not have outstanding investment characteristics and may have speculative characteristics as well. Unrated securities will be purchased only if Bank of America determines that they are of comparable quality to the rated securities in which the Intermediate Bond Master Portfolio may invest. Corporate bonds will be diversified by investment in bonds issued by different companies in different industries.

         Under normal market and interest rate conditions, the investment adviser expects that the Intermediate Bond Master Portfolio's average portfolio duration generally will be approximately the same as the Lehman Brothers Intermediate Government/Corporate Bond Index. This means that the Intermediate Bond Fund's net asset value fluctuation is expected to be similar to the price fluctuation of the Lehman Brothers Intermediate Government/Corporate Bond Index. Unlike maturity, which indicates when the security repays principal, "duration" incorporates the cash flows of all interest and principal payments and the proceeds from calls and redemptions over the life of the security. These payments are multiplied by the number of years over which they are received to produce a value that is expressed in years (i.e., duration). In addition, under normal market and interest rate conditions, the investment adviser expects that the Fund's average portfolio maturity will be between three and six years.

         Mortgage-backed securities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMAC") securities, will be guaranteed as to principal and interest, but not market value, by the U.S. Government or one of its agencies or instrumentalities. The Intermediate Bond Master Portfolio will not invest more than 35% of its net assets in mortgage-backed securities. There is the risk that corporate bonds might be called by the issuer if the bond interest rate is higher than currently prevailing interest rates. Similarly, a risk associated with mortgage-backed securities is early paydown of principal resulting from refinancing of the underlying mortgages. The rate of such prepayments, and hence the life of the security, will primarily be a function of current market rates. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds will generally be at lower rates than the rates on the prepaid obligations.

         The Intermediate Bond Master Portfolio may invest in GNMA Certificates. These are mortgage-backed debt securities representing fractional ownership of a pool of mortgage loans. They are issued by lenders (such as savings and loan associations, commercial banks and mortgage bankers) approved by the Federal Housing Administration which meet criteria imposed by GNMA. The lender assembles a specified pool of mortgage loans, all of which are insured by the Federal Housing Administration or the Farmers' Home Administration, and applies to GNMA for approval of the pool. Upon approval, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA certificates secured by the mortgage loans in the pool.

         GNMA Certificates usually bear a nominal rate of interest equal to the effective rate on the mortgage loans in the pool less .5%, which is the fee charged by the issuer and GNMA. The actual yield on the Intermediate Bond Master Portfolio's investments, calculated by dividing the interest payments by the purchase price for the GNMA Certificate, may differ significantly from the nominal interest rate. This difference is due to variations in the lives of the mortgages in the pool and to the impossibility of anticipating the effective interest rate at which future principal payments might be reinvested.

         GNMA Certificates have in the past provided higher yields than direct investments in U.S. Treasury obligations, although there is no assurance they will continue to do so in the future.

         If mortgage loans in the pool are prepaid (because of either voluntary prepayments, which are more likely during periods of falling interest rates, or because of foreclosure), the principal payments are passed through to the Certificate holders. Because of these prepayments, the life of a GNMA Certificate may be substantially shorter than the time remaining until maturity of the mortgages in the pool.

         As opposed to bonds, where principal is normally returned in a lump sum at maturity, the principal underlying a GNMA Certificate is paid back over the life of the loan. The Intermediate Bond Master Portfolio will purchase GNMA Certificates known as "modified pass-through" certificates, on which timely payment of principal and interest is guaranteed. The Intermediate Bond Master Portfolio may also purchase "variable rate" GNMA Certificates, which are backed by pools of variable rate mortgages, as well as other types of Certificates that are backed by GNMA's guarantee.

         The Intermediate Bond Master Portfolio may also invest, from time to time, in obligations issued by state and local governmental issuers ("Municipal Securities"). The purchase of such securities may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or

U.S. Government obligations. Dividends received by shareholders which are attributable to interest income received from Municipal Securities generally will be subject to Federal income tax.

         The two principal classifications of Municipal Securities which may be held by the Intermediate Bond Master Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Bond Master Portfolio are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         The Intermediate Bond Master Portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Interest income is expected to be the primary basis for investment return from an investment in the Intermediate Bond Master Portfolio and capital appreciation the secondary basis. The Intermediate Bond Master Portfolio will attempt to achieve capital appreciation by moderate market timing in response to anticipated interest rate changes. The Intermediate Bond Master Portfolio will also attempt to take advantage of undervalued sectors while selling bonds in overvalued sectors. However, since investments will normally consist of bonds and mortgage-backed securities, the ability to achieve capital appreciation is limited.

         The value of the securities held in the Intermediate Bond Master Portfolio will tend to vary inversely with changes in prevailing interest rates. When, in the evaluation of Bank of America, there is a high probability that there will be a decline in the bond market, up to 75% of the net assets of the Intermediate Bond Master Portfolio may be held in cash equivalents as a temporary defensive strategy. To the extent that the Intermediate Bond Master Portfolio invests in cash equivalents, it will not be invested in accordance with the investment policies designed for it to realize its investment objective. Cash equivalents include the following short-term, interest-bearing instruments: obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, certificates of deposit, bankers' acceptances, time deposits and other interest-bearing deposits issued by domestic and foreign banks and foreign branches of U.S. banks, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which is rated at the time of purchase at least Prime-2 by Moody's or A-2 by S&P.

THE BLUE CHIP FUND

         The investment objective of the Blue Chip Fund is long-term capital appreciation through investment in blue chip stocks. Assets of the Blue Chip Fund are invested in the Blue Chip Master Portfolio, which has the same investment objective as the Blue Chip Fund. The Blue Chip Master Portfolio invests substantially all of its assets in stocks included in either the Dow Jones Industrial Average or the Standard & Poor's 500 Index. The Blue Chip Master Portfolio will hold approximately 100 stocks. The Blue Chip Master Portfolio expects that under normal market conditions at lest 80% of its net assets will be invested in blue chip stocks and the other 20% may be invested in cash equivalent securities of the type permitted to be held by the Intermediate Bond Master Portfolio (other than asset backed securities). The Blue Chip Master Portfolio may make other investments as described more fully below under "Other Investment Practices."

THE ASSET ALLOCATION FUND

         The investment objective of the Asset Allocation Fund is to obtain long-term growth from capital appreciation and dividend and interest income. The Asset Allocation Fund seeks to achieve its objective through a balanced approach to investment using bonds, equity securities and cash equivalents.

         Investments in equity securities will generally be limited to common stocks of the same type in which the Blue Chip Master Portfolio invests. Bonds acquired by the Asset Allocation Fund will be the same type of investment grade corporate and governmental obligations, mortgage-backed securities and Municipal Securities acquired by the Intermediate Bond Master Portfolio. Unrated securities will be purchased only if Bank of America determines they are of comparable quality to the rated securities in which the Asset Allocation Fund may invest. Cash equivalents are short-term, interest bearing instruments of the type permitted to be held by the Intermediate Bond Master Portfolio. Under normal market conditions at least 25% of the Asset Allocation Fund's total assets will be invested in fixed-income senior securities and no more than 35% of the Asset Allocation Fund's net assets will be invested in mortgaged-backed securities. The Asset Allocation Fund may make other investments as described more fully below under "Other Investment Practices."

SPECIAL CONSIDERATIONS

         IN GENERAL. Monies invested in the Funds are not insured deposits and are subject to certain risks. Since each of the Portfolios will invest in different types of investments, investment risks will vary depending on the Fund or Funds chosen by a Participant. Before investing, a Participant should assess the risks associated with the types of investments made by the Intermediate Bond and Blue Chip Master Portfolios and the Asset Allocation Fund.

         MASTER-FEEDER STRUCTURE. The Intermediate Bond and Blue Chip Funds are open-end investment portfolios that seek to achieve their respective investment objectives by investing all of their investable assets in each Fund's respective Master Portfolio which has the same investment objective. Such Funds may withdraw their investment in the particular Master Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of a Fund to do so. Upon such withdrawal, the Board of Directors would consider what action might be taken, including the investment of all of the assets of that Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to its Master Portfolio. See "Expense Summary," "Fund Investments" and "The Business of Funds - Fund Management" for a description of this investment objective and the investment policies, restrictions, management and expenses of the Intermediate Bond and Blue Chip Funds and their respective Master Portfolios.

The Master Portfolios are separate series of Master Investment Trust, Series I (the "Master Trust"), which is organized as a business trust under the laws of Delaware. The Intermediate Bond and Blue Chip Funds and other entities that may invest in the Master Portfolios from time to time (e.g., other investment companies and commingled trust funds) will each be liable for all obligations of their respective Master Portfolios. However, the risk of a Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Master Portfolio itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither a Fund nor its shareholders will be adversely affected by reason of that Fund's investing in the corresponding Master Portfolio. As stated below, the investment objective of a Fund and the corresponding Master Portfolio is a fundamental policy and may not be changed, in the case of a Fund, without the vote of its shareholders or, in the case of the Master Portfolio, without the vote of its interestholders. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g. a change in fundamental policies by the Master Portfolio which was not approved by the Fund's shareholders). This could result in a Fund's withdrawal of its investment in the Master Portfolio, and in increased costs and expenses for the Fund. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and its corresponding Fund, such as decreased economies of scale and increased per share operating expenses. In addition, the total withdrawal by another investment company as an investor in a Master Portfolio will cause the Master Portfolio to terminate automatically in 120 days unless a Fund and any other investors in that Master Portfolio unanimously agree to continue the business of the Master Portfolio. If unanimous agreement is not reached to continue the Master Portfolio, the Board of Directors of the Company would need to consider alternative arrangements for that Fund, such as those described above. When a Fund is required to vote as a shareholder of a Master Portfolio, current regulations provide that in those circumstances a Fund may either seek instructions from its security holders with regard to the voting of such proxies and vote such proxies in accordance with such instructions, or the Fund may vote its shares in the Master Portfolio in the same proportion of all other security holders in the Master Portfolio. The policy of the Intermediate Bond and Blue Chip Funds, and other similar investment companies, to invest their investable assets in trusts such as the Master Portfolios is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial experience with the operation of this policy.

There may also be other investment companies through which you can invest in a Master Portfolio which may have higher or lower fees and expenses than those of its corresponding Fund and which may therefore have different performance results than that Fund. Information concerning whether an investment in a Master Portfolio may be available through another entity investing in a Master Portfolio may be obtained by calling 800-323-9919.

         PORTFOLIO TRANSACTIONS. Investment decisions for the Portfolios are made independently from those for other investment companies and accounts managed by Bank of America and its affiliated entities. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio.

         In allocating purchase and sale orders for investment securities (involving the payment of brokerage commissions or dealer concessions), Bank of America may consider the sale of shares of the Funds by broker-dealers and other financial institutions (including affiliates of Bank of America and the Funds' distributor to the extent permitted by law), provided it believes the quality of the transaction and the price to the particular Portfolio are not less favorable than what they would be with any other unaffiliated qualified firm.

         PORTFOLIO TURNOVER. The Intermediate Bond Master Portfolio's and the Asset Allocation Fund's investment practices may result in portfolio turnover greater than that of other mutual fund portfolios. Although no commissions are paid on bond transactions, purchases and sales are at net prices which reflect dealers' mark-ups and mark-downs, and a higher portfolio turnover rate for bond investments will result in payment of more dealer mark-ups and mark-downs than would otherwise be the case. Higher portfolio turnover rates can also result in corresponding increases in brokerage commissions and other transaction costs. The investment adviser will not consider portfolio turnover a limiting factor in making investment decisions for the Portfolios consistent with its investment objective and policies.

         Since all SRF shareholders are tax exempt, no significant tax consequences result from portfolio turnover.


                           OTHER INVESTMENT PRACTICES

         SECURITIES ISSUED BY BANK OF AMERICA AND AFFILIATES. A Portfolio may not invest in instruments or securities issued by Bank of America or any of its affiliates.

         OPTIONS. A Portfolio may purchase put and call options on listed securities and stock indexes so long as the aggregate premiums paid for options does not exceed 2% of the net assets of the Portfolio (this restriction does not apply to options on futures contracts). Put options may be purchased in order to protect a Portfolio's securities in expectation of a declining market and call options may be purchased to benefit from anticipated price increases in the underlying securities or index. A Portfolio may not write put options but may write fully covered call options as long as the Portfolio remains fully covered throughout the life of the option, either by owning the optioned securities or possessing a call issued by another writer that is identical in all respects to the call written by the Portfolio.

         FUTURES. The Asset Allocation Fund may purchase and sell both interest rate and stock index futures contracts (as well as purchase related options) as a hedge against anticipated fluctuations or changes resulting from relevant market conditions in the values of the securities held by the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. Similarly, the Intermediate Bond Master Portfolio may purchase and sell interest rate futures contracts (as well as purchase related options) and the Blue Chip Master Portfolio may purchase and sell stock index futures contracts (as well as purchase related options).

         A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. A Portfolio may not purchase or sell a futures contract and purchase related options unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of the Portfolio's total assets (after taking into account certain technical adjustments).

         VARIABLE RATE INSTRUMENTS. A Portfolio may invest in variable and floating rate instruments, which may include master demand notes. Although payable on demand of the investing Portfolio, master demand notes may not be marketable.

Consequently, the ability to redeem such notes depends on the borrower's ability to pay, which will be continuously monitored by Bank of America. Such notes will be purchased only from domestic corporations that either: (a) are rated Aa or better by Moody's or AA or better by S&P; (b) have commercial paper rated at least Prime-2 by Moody's or A-2 by S&P or the equivalent by another nationally recognized statistical rating organization ("NRSRO"); (c) are backed by a bank letter of credit; or (d) are determined by Bank of America to be of a quality comparable to securities described in either clause (a) or (b).

         INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash position, the Portfolios may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds") (including money market funds advised by Bank of America). No more than 10% of the value of each Portfolio's total assets will be invested in securities of other investment companies, with no more than 5% invested in the securities of any one investment company; except that, with respect to the investment in a money market mutual fund advised by Bank of America, a Portfolio is permitted to invest the greater of 5% of its net assets or $2.5 million. In addition, the Portfolios may each hold no more than 3% of the outstanding voting stock of any other investment company. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.

         REPURCHASE AGREEMENTS. A Portfolio may enter into repurchase agreements. Under these agreements, the Portfolio will acquire securities from either a bank which has a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's, or the equivalent by another NRSRO, or a registered broker-dealer, and the seller will agree to repurchase such securities within a specified time at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act"). Repurchase agreements maturing in more than seven days are considered to be illiquid investments and investment in such repurchase agreements along with any other illiquid securities will not exceed 10% of the value of the net assets of a Portfolio. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances or commercial paper, and either the particular Portfolio's custodian or its agent will have physical possession of the securities or the securities will be transferred to such Portfolio's custodian, by appropriate entry in the Federal Reserve Bank's records and, in either case, will be maintained in a segregated account.

         Bank of America will monitor the value of securities acquired under repurchase agreements to ensure that the value of such securities will always equal or exceed the repurchase price under the repurchase agreement. If the other party to a repurchase agreement defaults, a Portfolio may incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities collateralizing the repurchase agreement by the Portfolio may be delayed or denied.

         REVERSE REPURCHASE AGREEMENTS. A Portfolio may enter into reverse repurchase agreements. Under these arrangements, the Portfolio will sell a security held by the Portfolio to either a bank which has a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's, or the equivalent by another NRSRO, or a registered broker-dealer, with an agreement to repurchase the security at an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Portfolio's outstanding shares.

         SECURITIES LENDING. In order to earn additional income, a Portfolio may lend its portfolio securities to broker-dealers that Bank of America considers to be of good standing. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Company or the particular Portfolio. If the broker-dealer should become bankrupt, however, the Portfolio could experience delays in recovering its securities. A securities loan will be made only when, in Bank of America's judgment, the possible reward from the loan justifies the possible risks. In addition, such loans will not be made if, as a result, the value of securities loaned by a Portfolio exceeds 10% of its total assets. Securities loans will be fully collateralized.

         ASSET-BACKED SECURITIES. The Intermediate Bond Master Portfolio and the Asset Allocation Fund may purchase asset-backed securities. Asset-backed securities consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) or receivables held in a trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on the loans or receivables are passed through to certificate holders. Asset-backed securities may be issued by either governmental or non-governmental entities. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of consumer loans or receivables by individuals, and the certificate holder generally has no recourse to the entity that originated the loan or receivables. The underlying loans or receivables may be prepaid with the result of shortening the certificates' weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. The proceeds of prepayments received by a Portfolio must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, the Portfolio's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying pool of loans or receivables and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Portfolio experiencing difficulty in valuing or liquidating such securities.

         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Intermediate Bond Master Portfolio and Asset Allocation Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Intermediate Bond Master Portfolio and Asset Allocation Fund will set aside in a segregated account cash or liquid securities equal to the purchase price of any when-issued or forward commitment transactions. A Portfolio's when-issued purchases and forward commitments will not exceed 25% of the value of such Portfolio's total assets absent unusual market conditions. The Intermediate Bond Master Portfolio and Asset Allocation Fund intend to engage in when-issued purchases and forward commitments only in furtherance of their respective investment objectives and not for speculative purposes.

         FOREIGN SECURITIES. Subject to its investment objective and policies, a Portfolio may invest up to 25% of its net assets (at the time of purchase) in securities of foreign issuers that may or may not be publicly traded in the United States, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Eurobonds (bonds issued in a country and sometimes a currency other than the country of the issuer). The Portfolios purchasing these securities may be subjected to additional risks associated with the holding of property abroad, such as future political and economic developments, currency fluctuations, possible withholding of tax payments, possible seizure or nationalization of foreign assets, possible establishment of currency exchange control regulations or the adoption of other foreign government restrictions that might adversely affect the payment of principal or interest on foreign securities in a Portfolio. In addition, securities of some foreign companies are less liquid, and their prices more volatile than domestic companies, there may be less publicly available information about foreign companies, and foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies.

                             FUNDAMENTAL LIMITATIONS

The investment objective of each Fund and Master Portfolio may not be changed without a vote by the holders of a majority of the outstanding shares of the Fund or of the outstanding interests of the Master Portfolio, respectively, as defined in the 1940 Act. Policies requiring such a vote to effect a change are known as "fundamental." A number of the other fundamental investment limitations are summarized below.


Neither the Funds nor the Master Portfolios may:

1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these limitations; and provided that all of its assets may be invested in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions without regard to the limitations set forth in this paragraph;

2. Make loans to other persons, except that it may make time or demand deposits with banks, provided that time deposits shall not have an aggregate value in excess of 10% of its net assets, and may purchase bonds, debentures or similar obligations that are publicly distributed, may loan portfolio securities not in excess of 10% of the value of its total assets, and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the value of its total assets; or

3. Purchase or sell commodities contracts, except that it may purchase or sell futures contracts on financial instruments, such as bank certificates of deposit and U.S. Government securities, foreign currencies and stock indexes and options on any such futures if such options are written by other persons and if (i) the futures or options are listed on a national securities or commodities exchange, (ii) the aggregate premiums paid on all such options that are held at any time do not exceed 20% of its total net assets, and (iii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of its total assets.

If a percentage restriction is satisfied at the time of investment, a later increase or decrease in percentage resulting from a change in values will not constitute a violation of that restriction.

A complete list of fundamental investment limitations is set out in full in the Statement of Additional Information.

                           HOW TO INVEST IN SRF SHARES

ELIGIBILITY FOR ADMISSION

         Only Eligible Retirement Accounts are qualified to invest in SRF Shares. Eligible Retirement Accounts are accounts which were open prior to the Reorganization Date, have remained open continuously since that date and meet one of the following descriptions:

      --   Individual Retirement Accounts ("IRAs") that are exempt under
           Section 408(e) and are maintained in conformity with
           Section 408(a) of the Internal Revenue Code of 1986, as amended (the "Code"), including a) rollover accounts and Simplified Employee Pension Plans ("SEP Plans") for which Seafirst Bank ("Seafirst"), a division of Bank of America, or one of its affiliates, serves as custodian or b) IRAs opened after the Reorganization Date under a SEP Plan that was open as of the Reorganization Date and has remained open continuously since that date ("Eligible IRAs"), and

      --   Qualified pension or profit sharing trusts that are exempt under
           Section 501(a) and that are maintained in conformity with
           Section 401(a) of the Code, including a) corporate pension or profit-sharing trusts, b) pension or profit sharing trusts benefiting one or more self-employed individuals (generally referred to as H.R. 10 or Keogh plans), or c) accounts opened for new participants in a qualified pension or profit-sharing trust that was open as of the Reorganization Date and has remained open continuously since that date ("Eligible Pension or Profit Sharing Trusts").

         Maintenance of Eligible Retirement Account status is a prerequisite to all transactions with the Company described below with respect to SRF Shares.

ADDITIONAL CONTRIBUTIONS OR TRANSFERS INTO ELIGIBLE RETIREMENT ACCOUNTS

         Additional contributions or transfers into an Eligible Retirement Account can be made by using a form available from any Bank of America or Seafirst branch or by calling 1-800-323-9919 in Washington and Alaska, or 1-800-441-8379 in Idaho. The completed form can be returned in person at any branch or be mailed in Washington to Retirement Services, P.O. Box 84248, Seattle, Washington 98124, in Idaho to Retirement Services, P.O. Box 6900, Coeur d'Alene, Idaho 83814-2002, or in Alaska to Retirement Services, P.O. Box 107007, Anchorage, Alaska 99510-7007.

         There is no minimum requirement for additional contributions or transfers. All assets will be invested in full and fractional SRF Shares at a purchase price equal to the net asset value per share determined at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) following receipt by the Company of a shareholder's satisfactorily completed investment instructions and payment. See "Valuation of Shares." Investments are subject to determination by the Company that the investment instruction form has been properly completed.

         Because SRF Shares are not transferable, certificates representing shares will not be issued. All SRF Shares purchased are confirmed by mail to the shareholder and are credited to the account of the shareholder on the Company's books. The Company reserves the right in its sole discretion to (i) suspend the availability of its SRF Shares and (ii) reject investment instructions when, in the judgment of the Board of Directors, such suspension or rejection is in the best interest of the Company.

         Each Fund's SRF Shares are sold on a continuous basis by the Distributor. The Distributor is an indirect wholly owned subsidiary of BISYS, and is located at 3435 Stelzer Road, Columbus, OH 43219.

DIVIDEND AND DISTRIBUTION POLICIES

         Shareholders of the Intermediate Bond Fund and Blue Chip Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments in the corresponding Master Portfolio that are allocable to each Fund. Dividends from the Intermediate Bond Fund's net investment income are declared daily and paid within five business days after the end of each month. Dividends from the Blue Chip Fund's and Asset Allocation Fund's net investment income are declared quarterly and paid within five business days after the quarter end. A Fund's net realized capital gains (if any) are distributed at least annually. Dividends and capital gain distributions are automatically reinvested in additional SRF Shares of the Fund for which the dividend or distribution was declared.


                            REDEMPTION OF SRF SHARES

         All or a portion of the SRF Shares held in a Fund can be redeemed
(sold) at any time. Redemptions may be effected by writing in Washington to Retirement Services, P.O. Box 84248, Seattle, Washington 98124, in Idaho to Retirement Services, P.O. Box 6900, Coeur d'Alene, Idaho 83814-2002 or in Alaska to Retirement Services, P.O. Box 107007, Anchorage, Alaska 99510-7007.

         The redemption price will be the net asset value per share next determined following receipt by the Company of a shareholder's satisfactorily completed instructions. See "Valuation of SRF Shares." The value of an SRF Share upon redemption may be more or less than the value when purchased, depending upon the net asset value of an SRF Share of the Fund at the time of the redemption. Redemptions are subject to determination by the Company that the investment instruction form or the redemption request and other distribution documents, if any, are complete. While payment for SRF Shares redeemed normally will be made in cash, if conditions exist making payment in cash undesirable, the Company may make payment for the SRF Shares redeemed wholly or partly in securities or other property of the Fund.

         Payment for SRF Shares redeemed will normally be made to the custodian of the shareholder within one business day of receipt by the Company of redemption instructions, but in no event will payment be made more than seven days after receipt of redemption instructions except in the circumstances described below. The payment may be delayed or the right of redemption suspended at a time when (a) trading on the Exchange is restricted or the Exchange is closed, for other than customary weekends and holidays, (b) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.

                               EXCHANGE PRIVILEGES

         The following exchange privileges are available for Eligible Retirement
Accounts:

1. SRF Shares held in any Fund may be exchanged for SRF Shares of any other Fund;

2. SRF Shares held in any Fund may be exchanged for A Shares in any other taxable, non-money market fund offered by the Company or a Time Horizon

         Fund without incurring the front-end sales charge otherwise applicable on sales of A Shares ("Eligible Exchange Shares");

3. SRF Shares or Eligible Exchange Shares may be exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund;

4. Eligible Exchange Shares may be further exchanged for A Shares in any taxable, non-money market fund offered by the Company or a Time Horizon Fund without incurring the front-end sales charges otherwise applicable, or for SRF Shares offered by a Fund; and

5. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving spouse is the beneficiary may continue to be exchanged for SRF Shares or A Shares as described above.

         The following transactions are examples of transactions that will interrupt the maintenance of Eligible Retirement Account status for a Participant's account and will terminate the account's ability to engage in the exchange privileges described above.

1. SRF Shares or Eligible Exchange Shares held in an Eligible Pension or Profit Sharing Trust or a SEP IRA, which are transferred by the Participant into a personal rollover IRA, will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares; and

2. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving beneficiary upon transfer out of the decedent's account is other than the Participant's spouse will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares.

3. SRF Shares or Eligible Exchange Shares which are liquidated in their entirety by the Participant into a Certificate of Deposit will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares.

         Exchanges may be effected by phone or by writing in Washington to Retirement Services, P.O. Box 84248, Seattle, Washington 98124, in Idaho to Retirement Services, P.O. Box 6900, Coeur d'Alene, Idaho 83814-2002, or in Alaska to Retirement Services, P.O. Box 107007, Anchorage, Alaska 99510-7007. To make an exchange by phone, call 1-800-323-9919 in Washington and Alaska, or 1-800-441-8379 in Idaho.

         The Company may act upon the instruction of any person, by telephone, representing himself or herself to be a shareholder and reasonably believed by the Company to be genuine. Neither the Company nor any of its service contractors will be liable for any loss or expense caused by acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including requesting certain personal or account information to confirm the identity of the shareholder. If a Shareholder should experience difficulty in contacting the Company to place telephone exchanges, for example, because of unusual market activity, shareholders are urged to consider sending exchange requests in writing. Calls may be recorded for the shareholder's protection. As a result of this telephone exchange policy, the shareholder will bear the risk of loss, if any, resulting from telephone instructions of a person reasonably believed to be a shareholder. During times of severe market or economic changes, telephone exchanges may be difficult to implement. Therefore, it is recommended that you send your exchange requests in writing.

         Any exchange will be based on the respective net asset values of the shares involved next determined after receipt by the Company of a shareholder's instructions for an exchange, subject to any applicable front-end sales load as discussed above.

         The Company reserves the right to reject any exchange request, and the Exchange Privilege may be modified or terminated at any time. At least 60 days' notice of any material modification to or termination of the Exchange Privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission.

                              AUTOMATIC CONVERSION

         SRF shares of a Fund will automatically convert to A Shares of the same Fund on the third anniversary of the Reorganization Date. The conversion from SRF Shares to A Shares will take place at net asset value, as a result of which a shareholder will receive the same value of A Shares of a Fund as the shareholder had of SRF Shares.

                             VALUATION OF SRF SHARES

         Net asset value per share is determined separately for each class of shares of a Fund by dividing the total value of the assets of the Fund attributable to a particular class of shares, less any liabilities of the Fund attributable to such class, by the number of outstanding shares of the class. Net asset value is determined as of the end of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on days the Exchange is open, or at such other time as may be determined by the Board of Directors each day on which such value must be determined in accordance with the 1940 Act.

         The Master Portfolios' and the Asset Allocation Fund's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Master Portfolios or Asset Allocation Fund, as appropriate, pursuant to procedures adopted by the Master Portfolios' Board of Trustees or the Asset Allocation Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. For further information about valuing securities, see the Statement of Additional Information.

                            THE BUSINESS OF THE FUNDS

FUND MANAGEMENT

The business affairs of Pacific Horizon Funds, Inc. are managed under the general supervision of its Board of Directors. Information about the Directors and Officers of the Company and about the Trustees and Officers of the Master Trust is included in the Statement of Additional Information under "Management."

                                SERVICE PROVIDERS
                                -----------------
                               INVESTMENT ADVISER

Bank of America serves as Investment Adviser of the Portfolios. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Its principal offices are located at 555 California Street, San Francisco, California 94104.

Formed in 1904, Bank of America is a national banking association that provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 foreign countries.

In separate advisory agreements with the Master Trust and the Company (collectively, the "Advisory Agreements"), Bank of America has agreed to manage the Portfolios' investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Portfolios' securities. The investment advisory agreements also provide that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation, provided such employees are under the management of Bank of America; and employ a sub-adviser provided that Bank of America remains fully responsible to the Portfolios for the acts and omissions of the sub-adviser.

Since March 1996, portfolio management services for the Intermediate Bond Master Portfolio have been conducted by an investment committee of the Fixed Income Division of the Investment Management Services Group of Bank of America, and no one person is primarily responsible for making recommendations to that committee.

Bank of America Illinois' Investment Advisors Division is responsible for the day-to-day investment activities of the Blue Chip Master Portfolio. The investment management team is headed by James Miller, Executive Vice President and Chief Investment Officer of BofA Illinois (a wholly owned subsidiary of BankAmerica Corporation). Mr. Miller has been the Blue Chip Master Portfolio's manager since May 1995 and has been associated with BofA Illinois Investment Management (and its predecessor Continental Bank) since 1988. Mr. Miller is a Chartered Financial Analyst, a member of the Association of Investment Management and Research, and a former Director of the Investment Analysts Society of Chicago.

The Asset Allocation Committee of Bank of America's Global Investment Management Division establishes general parameters for the selection of securities for the Asset Allocation Fund. Robert Pyles, Director of Research and Senior Portfolio Manager of BofA Capital Management, Inc. (a wholly owned subsidiary of Bank of America), and Steven L. Vielhaber are primarily responsible for the selection of particular securities for the equity and fixed-income portions, respectively, of the Asset Allocation Fund. Mr. Pyles has been the Asset Allocation Fund's manager since November 1994 and has been associated with Seafirst, which is controlled by BankAmerica Corporation (a bank holding company), since 1976. Mr.

Pyles currently manages various common trust, employee benefit and individual accounts for Bank of America. Mr. Vielhaber has been the Asset Allocation Fund's manager since April 1994 and has been employed by Bank of America since 1993. Prior thereto, Mr. Vielhaber had been Director of Fixed Income Marketing at Dimensional Fund Advisers since 1990, and Vice President and Manager of Investments at Gibraltar Savings from 1986 to 1990.

Effective upon the Reorganization Date, Bank of America is entitled to receive a fee at the annual rate of 0.30%, 0.50% and 0.40% of each of the Intermediate Bond Master Portfolio's, Blue Chip Master Portfolio's and Asset Allocation Fund's respective average daily net assets for the services provided and expenses assumed under the Advisory Agreements. These amounts may be reduced pursuant to undertakings by Bank of America. (See the information below under "Fee Waivers.") Prior to the Reorganization Date, Bank of America was entitled to receive an investment advisory fee at the annual rate of 0.45%, 0.75% and 0.55% of each of the Intermediate Bond Master Portfolio's, Blue Chip Master Portfolio's and Asset Allocation Master Portfolio's respective average daily net assets. During the fiscal year ended February 29, 1996, Bank of America waived its entire investment advisory fee payable by the Intermediate Bond Master Portfolio. For the same period, the Blue Chip Master Portfolio paid Bank of America advisory fees at an effective annual rate of 0.20% of such Master Portfolio's average daily net assets, and Bank of America waived a portion of its fee at an effective annual rate of 0.55% of such Master Portfolio's average daily net assets. During the fiscal year ended February 28, 1996, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio, which paid advisory fees to Bank of America for that period at an effective annual rate of 0.12% of such Master Portfolio's average daily net assets, and Bank of America waived a portion of its fee at an effective annual rate of 0.43% of such Master Portfolio's average daily set assets.

In addition, Bank of America and its affiliates may be entitled to fees under the Shareholder Services Plan, as described under "Plan Payments," and may receive fees charged directly to their accounts in connection with investments in shares of the Funds.

                                  ADMINISTRATOR

BISYS, through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as Administrator of the Funds and the Master Portfolios. Their officers are located at 150 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219-3035, respectively. Prior to November 1, 1996, Concord Holding Corporation ("Concord"), an indirect, wholly owned subsidiary of BISYS, served as Administrator of the Funds and the Master Portfolios.

Under its administration agreements with the Company and the Master Trust, BISYS has agreed to: pay the costs of maintaining the offices of the Company and the Master Portfolios; provide a facility to receive purchase and redemption orders; provide statistical and research data, data processing services and clerical services; coordinate the preparation of reports to shareholders of the Funds, interestholders of the Master Portfolios and the Securities and Exchange Commission; prepare tax returns; maintain the registration or qualification of each Fund's shares for sale under state securities laws; maintain books and records of the Funds and the Master Portfolios; calculate the net asset value of the Funds and the Master Portfolios; calculate the dividends and capital gains distributions paid to shareholders; serve as dividend disbursing agent for the Master Portfolios; and generally assist in all aspects of the operations of the Funds and the Master Portfolios.

For its services as administrator, BISYS is entitled to receive administration fees at the annual rate of 0.15% of each of the Intermediate Bond, Blue Chip and Asset Allocation Fund's respective average daily net assets. BISYS is entitled to receive an administration fee from the Intermediate Bond Master Portfolio's and Blue Chip Master Portfolio's net assets, at an annual rate of 0.05% of each such Master Portfolio's average daily net assets. These amounts may be reduced pursuant to undertakings by BISYS. (See the information below under "Fee Waivers.") During the fiscal year ended February 29, 1996, Concord, the Funds' and Master Portfolios' prior administrator, waived its entire administration fee payable by the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund and the Intermediate Bond Master Portfolio. For the same period, Concord also reimbursed a portion of the operating expenses with respect to the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund. During the fiscal year ended February 29, 1996, the Blue Chip Master Portfolio paid Concord administration fees at an effective annual rate of 0.01% of such Master Portfolio's average daily net assets, and Concord waived a portion of its fee at an effective annual rate of 0.19% of such Master Portfolio's average daily net assets. During the same period, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio, which paid administration fees to Concord for that period at an effective annual rate of .01% of such Master Portfolio's average daily net assets and Concord waived a portion of its fee at the effective annual rate of 0.19% of such Master Portfolio's average daily net asset.

Pursuant to the authority granted in the administration agreements, BISYS or a subcontractor has entered into agreements with PFPC, Inc. ("PFPC") under which PFPC (and an offshore affiliate of PFPC) perform certain of the services listed above including calculating the net asset value of the Funds and the Master Portfolios, calculating dividends and capital gains distributions to shareholders, and maintaining the books and records of the Funds and the Master Portfolios. The Funds and the Master Portfolios bear all fees and expenses charged by PFPC for these services.

                                   DISTRIBUTOR

Each Fund's shares are sold on a continuous basis by Concord Financial Group, Inc. The Distributor is an indirect, wholly owned subsidiary of BISYS and is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                          CUSTODIAN AND TRANSFER AGENT

PNC Bank, National Association, 1600 Market Street, 28th Floor, Philadelphia, Pennsylvania, 19103 serves as the Custodian of the Funds and the Master Portfolios. BISYS Fund Services, Inc., a wholly owned subsidiary of BISYS, is the transfer and dividend disbursing agent for each of the Funds and is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

FEE WAIVERS

Expenses can be reduced by voluntary fee waivers and expense reimbursements by Bank of America and other service providers, as well as by certain expense limitations imposed by state securities regulators. Periodically, during the course of each Fund's fiscal year, Bank of America and/or BISYS may prospectively choose not to receive fee payments and/or may assume certain expenses of the Funds or Master Portfolios as a result of competitive pressures and in order to preserve and protect the business and reputation of BISYS and Bank of America. However, the service providers retain the ability to discontinue such fee waivers and/or expense reimbursements at any time.

                                 TAX INFORMATION

During its most recent taxable year, each Fund qualified separately as a "regulated investment company" under the Code, and each Fund intends that it will so qualify in future years as long as such qualification is in the best interests of its shareholders. As a result of this qualification, each Fund generally is not required to pay federal income taxes to the extent its earnings are distributed in accordance with the Code. It is expected that the Master Portfolios will not be subject to federal income taxes. Each Master Portfolio intends to qualify as a partnership (or other pass-through entity) for federal income tax purposes. As such, the Master Portfolios are not subject to tax, and the Intermediate Bond Fund and Blue Chip Fund will be treated for federal income tax purposes as recognizing a pro rata share of their corresponding Master Portfolio's income and deductions and owning a pro rata share of their corresponding Master Portfolio's assets. The Intermediate Bond Fund's and Blue Chip Fund's status as regulated investment companies is dependent on, among other things, their corresponding Master Portfolio's continued qualification as a partnership (or other pass-through entity) for federal income tax purposes.

For federal income tax purposes, income earned by each Fund will not be taxable to the Eligible Retirement Accounts that are its shareholders or to Participants until a Participant receives, or is deemed under federal tax law to have received, a distribution from the Participant's Eligible Retirement Account. A distribution from the Participant's Eligible Retirement Account is a payment or a deemed payment from the Eligible Retirement Account to the Participant. A withdrawal by an Eligible Retirement Account from a Fund is a payment by the Fund to a shareholder in redemption of shares of the Company. Therefore, withdrawals from a Fund can be made at any time by an Eligible Retirement Account without penalty and without the amount withdrawn being subject to federal income tax.

                              MEASURING PERFORMANCE

EACH FUND'S PERFORMANCE MAY BE QUOTED IN TERMS OF AVERAGE ANNUAL TOTAL RETURN, AGGREGATE TOTAL RETURN AND YIELD. PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO INDICATE FUTURE RESULTS.

Average annual total return reflects the average annual percentage change in value of an investment in a Fund over the period being measured, while aggregate total return reflects the total percentage change in value over the period being measured. Yield measures the net income of a Fund over a specified 30-day period.

Periodically, a Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) and yield may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return assume dividends and capital gains distributions made by a Fund during the period are reinvested in Fund shares and include the maximum front-end sales charge for A Shares. Each Fund may also advertise total return data without reflecting the sales load imposed on the purchase of Fund shares in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales load will, of course, be higher than quotations that do reflect sales loads.

Each Fund calculates its yield by dividing its net income per share (which may differ from the net income per share used for accounting purposes) during a 30 day (or one month) period by the maximum offering price per share on the last day of the measuring period, and then annualizing the result on a semi-annual basis. The 30 day or one month measuring period will be identified along with any yield quotation to which it relates.

Each Fund may compare its total return and yield to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, a Fund's total return may be compared to data prepared by: Lipper Analytical Services, Inc.; Donoghue's Money Fund Report; Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc.

Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing Fund performance. Each Fund's total return also may be compared to indices such as: the Dow Jones Industrial Average; the Standard & Poor's 500 Stock Index; the Shearson Lehman Bond Indexes; the Wilshire 5000 Equity Indexes; or the Consumer Price Index.

Since a Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions. Not included in a Fund's calculations of total return and yield are fees charged by Bank of America and Service Organizations directly to their customer accounts in connection with investments in a Fund (e.g. account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income).

                              DESCRIPTION OF SHARES

The Company is A Maryland Corporation that was organized on October 27, 1982.

ABOUT THE COMPANY

THE COMPANY'S CHARTER AUTHORIZES THE BOARD OF DIRECTORS TO ISSUE UP TO TWO HUNDRED BILLION FULL AND FRACTIONAL SHARES OF CAPITAL STOCK ($.001 PAR VALUE PER SHARE) AND TO CLASSIFY AND RECLASSIFY ANY AUTHORIZED AND UNISSUED SHARES INTO ONE OR MORE CLASSES OF SHARES.

The Board of Directors has authorized the issuance of the following four classes of shares representing interests in the Funds: 40 million shares of Class M Common Stock, 60 million shares of Class M--Special Series 3 Common Stock, 50 million shares of Class M--Special Series 5 Common Stock and 50 million shares of Class M--Special Series 7 Common Stock, representing interests in the Intermediate Bond Fund; 40 million shares of Class N Common Stock, 60 million shares of Class N--Special Series 3 Common Stock, 50 million shares of Class N-- Special Series 5 Common Stock and 50 million shares of Class N--Special Series 7 Common Stock, representing interests in the Blue Chip Fund and 40 million shares of Class O Common Stock, 60 million shares of Class O--Special Series 3 Common Stock, 50 million shares of Class O--Special Series 5 Common Stock and 50 million shares of Class O--Special Series 7 Common Stock, representing interests in the Asset Allocation Fund; and additional classes of shares representing interests in other investment portfolios of the Company. Class M, N and O Common Stock represent the "A" Shares, Class M, N and O--Special Series 3 Common Stock represent "B" Shares, Class M, N and O -Special Series 5 Common Stock represent the "K" Shares and Class M, N and O--Special Series 7 Common Stock represent the "SRF" Shares. As of the date of this Prospectus, B, K and SRF Shares have not been sold to the public. The Board of Directors may similarly classify or reclassify any class of shares (including unissued Class M Common Stock, Class M- -Special Series 3 Common Stock, Class M--Special Series 5 Common Stock, Class M-- Special Series 7 Common Stock, Class N Common Stock, Class N--Special Series 3 Common Stock, Class N--Special Series 5 Common Stock, Class N--Special Series 7 Common Stock, Class O Common Stock, Class O--Special Series 3 Common Stock, Class O--Special Series 5 Common Stock or Class O--Special Series 7 Common Stock) into one or more series. This Prospectus relates primarily to the Funds' SRF Shares. For more information about the Funds' A, B and K Shares or about the Company's other portfolios, contact the Company at the telephone number listed on the cover page of this Prospectus.

SRF Shares are offered for investment by Eligible Retirement Accounts and are neither subject to a front-end sales charge nor a contingent deferred sales charge. SRF Shares will automatically convert to A Shares on the third anniversary of the Reorganization Date. A Shares are sold to investors choosing the front-end sales charge alternative unless an exemption to the sales charge is otherwise available, which is the case for Eligible Retirement Accounts. B Shares are sold to investors choosing the contingent deferred sales charge ("CDSC") alternative. B Shares are subject to a CDSC upon redemption within the first six years of investment. B Shares of a Fund held for 8 years will automatically convert into A Shares of the particular Fund. Both A and B Shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. K Shares are neither subject to a front-end sales charge nor a contingent deferred sales charge. K Shares, however, are sold only to: (a) businesses and other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Concord Financial Group, Inc. and Bank of America, respectively, or their affiliates; (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Fund of the Company or a Time Horizon Fund and subsequent purchases into an IRA rollover account, so long as the original IRA rollover account remains open on the Company's books; and (d) accounts under Section 403 (b) (7) of the Code.

A Shares, B Shares and K Shares each have certain purchase, redemption and exchange privileges and certain shareholder services. For example, A Shares have certain privileges such as TeleTrade, an automatic investment program, an automatic withdrawal plan and a direct deposit program.

The four classes of shares in each Fund represent interests in the same portfolio of investments of the particular Fund, have the same rights and are identical in all respects except (a) SRF Shares and A Shares bear the expenses of their respective Shareholder Services Plans; (b) B Shares bear the expenses of a Distribution and Services Plan, and also bear the expenses of the deferred sales charge arrangements and any expenses resulting from such arrangements and
(c) K Shares bear the expenses of a Distribution Plan and/or Administrative and Shareholder Services Plan. The four classes also have different exchange privileges.

Except as noted below, shares representing interests in the Funds are entitled to participate in the dividends and distributions declared by the Board of Directors and in the net distributable assets of the particular Fund upon liquidation. The net income attributable to SRF, A, B and K Shares and the dividends payable on such Shares will be reduced by the amount of the: (a) Shareholder Services Plan fees attributable to SRF Shares and A Shares, respectively, (b) Distribution and Services Plan fees attributable to B Shares,
(c) Distribution Plan fees and/or Administrative and Shareholder Services Plan fees attributable to K Shares, respectively, and (e) the incremental expenses associated with such Plans. SRF, A, B and K Shares may have different performance results due to sales charges and other expenses attributable to distribution and/or shareholder servicing plans applicable with respect to a particular share class.

VOTING RIGHTS

SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Fund shares have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors). Only holders of SRF Shares will be entitled to vote on matters submitted to a vote of shareholders relating to the Shareholder Services Plan attributable to SRF Shares; only holders of A Shares will be entitled to vote on matters submitted to a vote of shareholders relating to the Shareholder Services Plan attributable to A Shares; only holders of B Shares will be entitled to vote on matters submitted to a vote of shareholders relating to the Distribution and Services Plan attributable to B Shares and only holders of K Shares will be entitled to vote on matters relating to the Distribution Plan and Administrative and Shareholder Services Plan attributable to K Shares. Fund shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

The Funds do not presently intend to hold annual meetings of shareholders to elect directors or for other business unless and until such time as less than a majority of the directors holding office has been elected by the shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more directors. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of common stock. The Funds will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission.

                                  PLAN PAYMENTS

              THE COMPANY HAS ADOPTED SEPARATE SHAREHOLDER SERVICES
                 PLANS (THE "PLANS") FOR SRF SHARES AND A SHARES

The Company has adopted separate Shareholder Services Plans for SRF Shares and A Shares, under which SRF Shares and A Shares of each Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations.

Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for support services for the beneficial owners of Fund shares, such as: establishing and maintaining accounts and records relating to the Service Organization's clients who invest in Fund shares; assisting those clients in processing exchange and redemption requests and in changing dividend options and account designations; and responding to inquiries from clients concerning their investments.

Under a particular Plan, payments by a Fund for shareholder servicing expenses may not exceed 0.25% (annualized) of the respective average daily net assets of such Fund's SRF Shares or A Shares, as appropriate. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. This amount may be reduced pursuant to undertakings by the Distributor. During the fiscal year ended February 29, 1996, the Distributor waived all payments under the Shareholder Services Plan applicable with respect to A Shares of each of the Funds. During the same period, no SRF Shares were offered by the Company.

If in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount is "carried forward" from month to month while the particular Plan is in effect until such time when it may be paid. However, any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund with respect to the amount "carried forward."

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Company shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and a shareholder serviced by such bank might no longer be able to avail itself of the automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                                   APPENDIX A

CORPORATE BOND RATINGS

Excerpts from Moody's description of its corporate bond ratings: Aaa--judged to be the best quality, carry the smallest degree of investment risk and are generally referred to as "gilt edged"; Aa--judged to be of high quality by all standards; A--deemed to have many favorable investment attributes and considered as upper medium grade obligations; Baa--considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured; Ba, B, Caa, Ca, C-- protection of interest and principal payments is questionable (Ba indicates some speculative elements, B represents bonds that generally lack characteristics of desirable investment, Caa represents bonds which are in poor standing, Ca represents a high degree of speculation and C represents the lowest rated class of bonds); Caa, Ca and C bonds may be in default. Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1. [The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.]

A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is considered to be extremely strong. Debt rated "AA" is considered to have a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" is considered to have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Debt rated "BB," "B," "CCC," "CC" or "C" is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated "CI" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch's description of its corporate bond ratings: "AAA"-- considered to be investment grade and of the highest credit quality. Capacity to pay interest and repay principal is considered to be exceptionally strong; "AA"--judged to be investment grade and of very high credit quality, although the capacity to pay interest and repay principal is not quite as strong as bonds rated "AAA"; "A"--deemed investment grade and of high credit quality, although the capacity to pay interest and repay principal may be more susceptible to the adverse changes in economic conditions and circumstances than bonds with higher ratings; "BBB" is considered to be investment grade and is regarded as having satisfactory credit quality with an adequate capacity to pay interest and repay principal although adverse changes in economic conditions and circumstances are more likely to impair timely payment than for higher rated categories; "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D"--regarded as speculative investments. [The ratings "BB" to "C" represent the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.] The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation "A-1" indicates the degree of safety regarding timely payment is considered to be strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. The designation "A-2" indicates the capacity for timely payment is satisfactory, however, the relative degree of safety is not as high as for issues designated "A-1." Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. Issuers rated "Prime-1" (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The designation "F-1" indicates that the securities possess very strong credit quality. Those securities determined to possess exceptionally strong credit quality are denoted with a plus (+) sign designation. Securities rated "F-2" are considered to possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment.

UNRATED SECURITIES

Unrated securities are securities which have not been rated by a nationally recognized statistical rating organization.

                          PACIFIC HORIZON MUTUAL FUNDS










                                SRF SHARES OF THE
                             INTERMEDIATE BOND FUND
                                 BLUE CHIP FUND
                              ASSET ALLOCATION FUND




                                   PROSPECTUS
                                 APRIL __, 1997



                                NOT FDIC INSURED

                           PACIFIC HORIZON FUNDS, INC.


                                SRF Shares of the
      Intermediate Bond (formerly, Flexible Bond) Fund, Blue Chip Fund and
                              Asset Allocation Fund


                        --------------------------------


Part B
Item No.                                                               Heading
--------                                                               -------


10.     Cover Page.................................................    Cover Page

11.     Table of Contents..........................................    Table of Contents

12.     General Information and History............................    The Company

13.     Investment Objectives and Policies.........................    Investment Objectives and
                                                                       Policies

14.     Management of the Fund.....................................    Management

15.     Control Persons and Principal Holders of                       Management; Miscellaneous
        Securities

16.     Investment Advisory and Other Services ....................    Management-Investment Adviser;
                                                                       Management-Administrator;
                                                                       Management-Distributor and
                                                                       Plan Payments; General
                                                                       Information-Custodian,
                                                                       Accounting Agent and Transfer
                                                                       Agent; General Description-
                                                                       Independent Accountants

17.     Brokerage Allocation and Other Practices                       Portfolio Transactions

18.     Capital Stock and Other Securities.........................    General Information-
                                                                       Description of Shares

19.     Purchase, Redemption and Pricing of .......................    Additional Purchase and
        Securities Being Offered                                       Redemption Information

20.     Tax Status...................................................  Additional Information
                                                                                Concerning Taxes

21.     Underwriters.................................................  Management-Distributor and
                                                                       Plan Payments

22.     Calculation of Performance Data..............................  Yield and Total Return

PART C

Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                           PACIFIC HORIZON FUNDS, INC.
                      (THE "COMPANY" OR "PACIFIC HORIZON")

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                SRF SHARES OF THE

                             INTERMEDIATE BOND FUND
                                 BLUE CHIP FUND
                              ASSET ALLOCATION FUND


                                 April __, 1997

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

THE COMPANY.....................................................................................................  2
INVESTMENT OBJECTIVES AND POLICIES..............................................................................  2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................................................. 27
ADDITIONAL INFORMATION CONCERNING TAXES......................................................................... 32
MANAGEMENT...................................................................................................... 35
GENERAL INFORMATION............................................................................................. 66
Appendix A......................................................................................................A-1
Appendix B......................................................................................................B-1


         This Statement of Additional Information applies to the SRF Shares of the Pacific Horizon Intermediate Bond Fund and Pacific Horizon Blue Chip Fund (the "Feeder Funds") and to the SRF Shares of the Pacific Horizon Asset Allocation Fund, (collectively with the Feeder Funds, the "Funds") of Pacific Horizon Funds, Inc. The Master Portfolios corresponding to the Intermediate Bond Fund and Blue Chip Fund are referred to individually as the "Intermediate Bond Master Portfolio" and "Blue Chip Master Portfolio" respectively, collectively as the "Master Portfolios," and collectively with the Asset Allocation Fund, as the "Portfolios." The Company and Master Investment Trust, Series I ("Master Trust I"), are collectively referred to herein as the "Companies." This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated April __, 1997, as it may from time to time be revised, which describes the particular Fund of the Company in which the investor is interested. This Statement of Additional Information is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in SRF Shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to Pacific Horizon's Funds to which this Statement of Additional Information relates may be obtained by calling Concord Financial Group, Inc. at 800-323-9919. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                   THE COMPANY

                  The Company was organized on October 27, 1982 as a Maryland corporation. The Intermediate Bond Fund (formerly, Flexible Bond Fund), Blue Chip Fund and Asset Allocation Fund commenced operations on January 24, 1994, January 13, 1994 and January 18, 1994, respectively. The Feeder Funds seek to achieve their respective investment objectives by investing substantially all of their assets in diversified investment portfolios of an open-end, management investment company having the same investment objective as these Funds. As of the date of this Statement of Additional Information, the Asset Allocation Fund also invests substantially all of its assets in a diversified investment portfolio of an open-end management investment company, the Asset Allocation Master Portfolio, which has the same investment objective as that of the Fund. On the Reorganization Date, the Asset Allocation Fund will withdraw its assets from the Asset Allocation Master Portfolio and invest its assets directly in portfolio securities. Accordingly, because the SRF Share class will not be sold until the Reorganization Date, the description of the Asset Allocation Fund in this Statement of Additional Information reflects its operation as a Fund which invests directly in portfolio securities.


                  The Company also offers other classes of shares in the Funds as well as other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other classes or shares or portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The Prospectus for the Funds describes the investment objective of each Fund. Because the investment characteristics of each Feeder Fund will correspond with its respective Master Portfolio, the following is a discussion of the various investments and techniques employed by each Master Portfolio. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus for the Funds.

PORTFOLIO TRANSACTIONS
----------------------

                  The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company and Master Trust I to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

                  For the fiscal years or periods indicated, the portfolio turnover rates for each Portfolio were as follows:

==========================================================================================================================
                                                             Year Ended                      Year or Period Ended
                                                          February 29, 1996                   February 28, 1995
--------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Master Portfolio                                   172%                                 240%
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio                                           108%                                  44%
--------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund*                                               157%                                 142%
==========================================================================================================================

--------------------

* Until the Reorganization Date, the Asset Allocation Fund invested all of its assets in the Asset Allocation Portfolio of Master Investment Trust, Series I (the "Asset Allocation Master Portfolio"). Information contained in the chart above relates to the Master Portfolio.

                  Subject to the general control of the Company's Board of Directors, and the Master Portfolios' Trustees, Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Portfolio.

                  Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Purchases and sales of fixed income securities are normally principal transactions without brokerage commissions.

                  For the fiscal years or periods indicated, each Portfolio paid the following brokerage commissions:

=========================================================================================================================
                                             Year Ended                Year Ended             Year or Period* Ended
                                          February 29, 1996         February 28, 1995           February 28, 1994
-------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Master                           $   0                     $   0                        $   0
  Portfolio
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio                         $428,667                  $202,817                     $270,323
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund+                             $175,960                  $152,778                     $ 21,798
=========================================================================================================================

--------------------



+ Until the Reorganization Date, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio. Information contained in the chart above relates to the Asset Allocation Master Portfolio.

* The Intermediate Bond, Blue Chip and Asset Allocation Master Portfolios commenced operations on December 6, 1993.

                  In executing portfolio transactions and selecting brokers or dealers, it is the Portfolios' policy to seek the best overall terms available. The Investment Advisory Agreements between the particular Company and Bank of America provide that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory Agreements authorize Bank of America, subject to the approval of the particular Board, to cause a Portfolio to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Company or Portfolio. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and
(2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

                  It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a particular Company or any given Portfolio may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

                  Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving both the Companies, the Portfolios and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Companies and the Portfolios. In connection with its investment management services with respect to the Portfolios, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Companies, the Portfolios, Bank of America, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

                  A Portfolio may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice only when Bank of America, in its sole discretion subject to guidelines adopted by the particular Board, believes such practice to be in the interest of the Portfolio.

                  To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Portfolios with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

                  The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act or their parents held by the Company as of the close of its most recent fiscal year. As of February 29, 1996: (a) the Treasury Fund held the following securities, Repurchase Agreement with Dean Witter, Reynolds, Inc. in the principal amount of $130,000,000; Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $375,000,000; Repurchase Agreement with Merrill Lynch & Co., Inc. in the principal amount of $130,000,000; and Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $130,000,000; (b) the Government Fund held the following securities, Repurchase Agreement with Morgan Stanley Group in the principal amount of $20,000,000; (c) the Prime Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $50,000,000; Bear Stearns Co., Inc. monthly variable rate obligation in the principal amount of $100,000,000; Merrill Lynch & Co., Inc. monthly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Dean Witter Discover & Co.

quarterly variable rate obligation in the principal amount of $50,000,000; Goldman Sachs Group L.P. master note in the principal amount of $220,000,000; Morgan Stanley Group, Inc. master note in the principal amount of $200,000,000, Repurchase Agreement with Dean Witter Reynolds, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; (d) the U.S. Government Securities Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $3,000,000; (e) the Corporate Bond Master Portfolio held the following securities, Goldman Sachs Group LP corporate obligation in the principal amount of $1,500,000; and Lehman Brothers corporate obligation in the principal amount of $1,000,000; (f) the Intermediate Bond Master Portfolio held the following securities, Morgan Stanley Group, Inc. medium term note in the amount of $2,000,000 and Merrill Lynch Mtg. Inv. Inc. collateral mortgage obligation in the amount of $16,000; (g) the Blue Chip Master Portfolio held the following securities, Dean Witter common stock in the principal amount of $2,821,875; and (h) the Asset Allocation Master Portfolio held the following securities, Dean Witter common stock in the principal amount of $1,085,750; Lehman Brothers corporate obligations in the principal amount of $1,000,000; Morgan Stanley Group, Inc. medium term note in the principal amount of $1,500,000; Merrill Lynch & Co., Inc. collateralized mortgage obligation in the principal amount of $8,000; and Merrill Lynch & Co., Inc. commercial paper in the principal amount of $3,500,000.

                  Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson
Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine
Webber are considered to be regular brokers and dealers of the Company.

TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT INFORMATION
------------------------------------------------------------------------

                  The following discussion supplements the descriptions of such investments in the Prospectus.

                  BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Portfolio may acquire certificates of deposit, bankers' acceptances and time deposits as described in the Prospectus. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' Acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of Deposit and Bankers

Acceptances may only be purchased from domestic or foreign banks and financial institutions having total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. The Portfolios will not acquire obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank.

                  Instruments issued by foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those that would be incurred if it were to invest only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the issuer is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

                  Domestic banks and foreign banks are subject to different governmental regulations with respect to the amounts and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

                  As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.

                  COMMERCIAL PAPER AND SHORT-TERM NOTES. A Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase A-2 or better by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Prime-2 or better by

Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO"); or if unrated, will be determined by Bank of America to be of comparable quality under procedures established by the particular Board.

                  MONEY MARKET FUNDS. In connection with the management of their daily cash position, the Portfolios may each invest in the securities of a money market mutual fund (including money market mutual funds advised by Bank of America). Such Portfolios are permitted to invest up to 5% of the value of their respective total assets in the securities of a money market mutual fund; except that pursuant to the terms of an investment order granted by the Securities and Exchange Commission ("SEC"), with respect to the investment in a money market mutual fund advised by Bank of America, such Portfolios are permitted to invest the greater of 5% of their respective net assets or $2.5 million. However, no more than 10% of such Portfolio's total assets may be invested in the securities of money market mutual funds in the aggregate. Except for investments in money market mutual funds advised by Bank of America described above, securities of other investment companies will be acquired by the Portfolios within the limits prescribed by the Investment Company Act of 1940 and each Portfolio's applicable fundamental investment limitations. As a shareholder of another investment company, a Portfolio would bear along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

                  The 1940 Act generally prohibits each Portfolio from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. In addition, no more than 10% of the outstanding voting stock of any one investment company may be owned in the aggregate by the Portfolios and any other investment company advised by the investment adviser.

                  REPURCHASE AGREEMENTS. Each Portfolio is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Portfolio acquires securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Portfolio to resell such securities at a mutually agreed upon date and price. Repurchase agreements maturing in more than seven days are considered illiquid investments and investments in such repurchase agreements along with any other illiquid securities will not exceed 10% of the value of the net assets of the Portfolios. The Portfolios are not permitted to enter into repurchase agreements with Bank of America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by a custodian or sub-custodian of the Portfolio or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, a Portfolio would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Portfolio's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury. Others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations. Still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.

                  VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may acquire variable and floating rate instruments, including master demand notes. The actual yield on variable and floating rate instruments varies not only as a result of variations in the lives of the underlying securities, but also as a result of changes in prevailing interest rates. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by a Portfolio, Bank of America will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Portfolio. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to a Portfolio's 10% limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.

                  MUNICIPAL SECURITIES. The Asset Allocation Fund and Intermediate Bond Master Portfolio may invest in Municipal Securities. Municipal Securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition, certain types of private activity bonds (including industrial development bonds under prior law) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Securities if the interest paid thereon is exempt from regular federal income tax. The two principal classifications of Municipal Securities which may be held by the Portfolios are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Portfolios are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  The Asset Allocation Fund and Intermediate Bond Portfolio may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  The Asset Allocation Fund and the Intermediate Bond Master Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Those Portfolios may also purchase tax-exempt commercial paper.

                  There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P, Fitch Investor's Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("D&P") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Securities may cease to be rated or its rating may be reduced. The investment adviser will consider such an event in determining whether a Portfolio should continue to hold the obligation.

                  An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all Municipal Securities issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the Municipal Securities to become taxable retroactive to the date of issue.

                  Information about the financial condition of issuers of Municipal Securities may be less available than about corporations, a class of whose securities is registered under the Securities Exchange Act of 1934.


                  MORTGAGE-RELATED SECURITIES. To the extent described in the Prospectus, the Asset Allocation Fund and Intermediate Bond Master Portfolio may purchase mortgage-backed securities that are secured by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  ASSET-BACKED SECURITIES. The Asset Allocation Fund and Intermediate Bond Master Portfolio may invest in asset-backed securities, including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

                  The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most of the obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

                  The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed as that for mortgage backed securities guaranteed by government agencies or instrumentalities. Bank of America intends to limit its purchase of mortgage-backed securities to those issued by certain private organizations and to limit its purchase of non-mortgage backed securities to securities that are readily marketable at the time of purchase.

                  Non-mortgage, asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

                  REVERSE REPURCHASE AGREEMENTS. Each Portfolio is permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers. Whenever a Portfolio enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian liquid assets such as cash, U.S. Government securities or other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), and Bank of America will subsequently continuously monitor the account for maintenance of such equivalent value. Each Portfolio intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

                  SECURITIES LENDING. A Portfolio may lend securities as described in the Prospectus. Such loans will be secured by cash or securities of the U.S. Government and its agencies and instrumentalities. The collateral must be at all times equal to at least the market value of the securities loaned and is "marked to market" daily. A Portfolio will continue to receive interest or dividends on the securities it loans, and will also earn interest on the investment of any cash collateral. Cash collateral may be invested in short-term U.S. Government securities, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. Although voting rights, or rights to consent, attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

                  OPTIONS TRADING. A Portfolio may, under certain circumstances and in accordance with investment limitations described in the Prospectus, engage in options trading. Such options may relate to U.S. and foreign securities or to various stock indices. Such options may be traded on U.S. exchanges and on foreign exchanges to the extent permitted by law. Each Portfolio presently intends that the aggregate value of its assets subject to options written by such Portfolio will not exceed 5% of the value of its net assets. The investment policies of each Portfolio provide that the aggregate value of its assets subject to options written by such Portfolio may not exceed 25% of the value of its net assets.

                  Options trading is a highly specialized activity which entails greater than ordinary risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original premium paid for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and obligates a writer to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

                  A Portfolio will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Portfolio. Any losses realized by a Portfolio in connection with its purchase of put options will be limited to the premiums paid by the Portfolio for the options plus any transaction costs. A gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Portfolio owns.

                  A Portfolio may write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian.

                  The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

                  If a Portfolio desires to sell a particular security it owns on which it has written an option, the Portfolio will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, a Portfolio will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index.

                  When a Portfolio purchases a put or call option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by such Portfolio is included in the liability section of such Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit is subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If a Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by such Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security if such security is owned by a Portfolio. If an option written by a Portfolio expires on the stipulated expiration date or if a Portfolio enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option is eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale are increased by the net premium originally received and the Portfolio realizes a gain or loss.

                  There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities, currencies and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options on a national securities exchange (an "Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  FUTURES CONTRACTS. As stated in the Prospectus, the Portfolios may engage in futures contracts and related options for hedging purposes. A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. A Portfolio may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by that Portfolio under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Portfolio on its open futures options positions, does not exceed 5% of the Portfolio's total assets, after taking into account any unrealized profits and losses on the Portfolio's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

                  Successful use of futures contracts by a Portfolio is subject to Bank of America's ability to predict correctly movements in the direction of the stock market or interest rates. There are several risks in connection with the use of futures contracts by a Portfolio as a hedging devise. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, a Portfolio involved will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

                  It is also possible that, where a Portfolio has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in a Portfolio may decline. If this occurred, a Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movement in the cash market and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by Bank of America may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Portfolios intend to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  For additional information concerning futures and options thereon, please see Appendix C to this Statement of Additional Information.

                  OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on a futures contract will give a Portfolio the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

                  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Portfolio intends to purchase. However, the Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Portfolio will incur transaction costs in connection with the writing of options on futures.

                  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

                  FOREIGN INVESTMENTS. A Portfolio may invest in securities of foreign issuers that are not publicly traded in the United States. Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

                  In considering whether to invest in the securities of a foreign company, Bank of America considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

                  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. When a Portfolio agrees to purchase securities on a "when-issued" or "forward commitment" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, its custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Portfolio may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Portfolio's commitment. A Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Portfolios do not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because each Portfolio will set aside cash or liquid portfolio securities to satisfy the purchase commitments in the manner described, a Portfolio's liquidity and the ability of Bank of America to manage it may be affected in the event the forward commitments and commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

                  A Portfolio will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Portfolio on the settlement date. In these cases a Portfolio may realize a taxable capital gain or loss.

                  When a Portfolio engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The market value of the securities underlying a when-issued purchase or forward commitment transaction and any subsequent fluctuations in their market value is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolios do not earn interest on the securities they have committed to purchase until they are paid for and delivered on the settlement date.

ADDITIONAL INFORMATION - ALL FUNDS
----------------------------------

                  The investment adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by a Portfolio. The Portfolios may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by a Portfolio).

OTHER INVESTMENT LIMITATIONS
----------------------------

                  A Fund's or Master Portfolio's investment objectives are fundamental and may not be changed with respect to such Fund or Master Portfolio without the affirmative vote of the holders of the majority of the Fund's or Master Portfolio's outstanding shares (as defined below under "Additional Information Miscellaneous"). Similarly, the following enumerated fundamental policies may not be changed with respect to each Fund or Master Portfolio without such a vote of shareholders.

                  NEITHER THE ASSET ALLOCATION FUND, NOR THE INTERMEDIATE BOND OR BLUE CHIP FUNDS OR THEIR CORRESPONDING MASTER PORTFOLIOS,
MAY:

                  1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these limitations; and provided that all of its assets may be invested in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions without regard to the limitations set forth in this paragraph;

                  2. Pledge, mortgage or hypothecate the assets of any Fund to any extent greater than 10% of the value of the total assets of that Fund;

                  3. Make loans to other persons, except that a Fund may make time or demand deposits with banks, provided that time deposits shall not have an aggregate value in excess of 10% of a Fund's net assets, and may purchase bonds, debentures or similar obligations that are publicly distributed, may loan portfolio securities not in excess of 10% of the value of the total assets of such Fund, and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the value of the total assets of a Fund;

                  4. Purchase or sell commodities contracts, except that any Fund may purchase or sell futures contracts on financial instruments, such as bank certificates of deposit and U.S. Government securities, foreign currencies and stock indexes and options on any such futures if such options are written by other persons and if (i) the futures or options are listed on a national securities or commodities exchange, (ii) the aggregate premiums paid on all such options that are held at any time do not exceed 20% of the total net assets of that Fund, and (iii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the total assets of the Fund;

                  5. Purchase any securities for any Fund that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry; provided that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities; and provided further that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions as the Fund without regard to the limitations set forth in this paragraph (5).

                  6. Invest the assets of any Fund in nonmarketable securities that are not readily marketable (including repurchase agreements maturing in more than seven days, securities described in restriction (2) with respect to such Fund in the Prospectus, restricted securities, certain OTC options and securities used as cover for such options and stripped mortgage-backed securities) to any extent greater than 10% of the value of the total assets of that Fund; provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof with substantially the same investment objectives, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (6).

                  7. Borrow money for any Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Fund. Borrowings shall, for purposes of this paragraph, include reverse repurchase agreements. Any borrowings, other than reverse repurchase agreements, will be from banks. Pacific Horizon will repay all borrowings in any Fund before making additional investments for that Fund and interest paid on such borrowings will reduce income.

                  8. Issue senior securities.

                  9. Underwrite any issue of securities, provided, however, that a Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (9).

                 10. Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations.

                 11. Purchase on margin or sell short.

                 12. Purchase or retain securities of an issuer if those members of the Board of Pacific Horizon or the Master Portfolio, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer, provided, however, that a Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund without regard to the limitations set forth in this paragraph (12).

                 13. Purchase securities of any other investment company (except in connection with a merger, consolidation, acquisition or reorganization) if, immediately after such purchase, Pacific Horizon (and any companies controlled by it) would own in the aggregate (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company would have an aggregate value in excess of 5% of the value of the total assets of Pacific Horizon, or (iii) securities issued by such investment company and all other investment companies would have an aggregate value in excess of 10% of the value of the total assets of Pacific Horizon provided, however, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objectives, policies and restrictions as such Fund, without regard to the limitations set forth in this paragraph (13).

                 14. Invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs.

                                      * * *

                  With respect to the Intermediate Bond, Blue Chip and Asset Allocation Funds, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                  For the purposes of investment limitation P. 5 in this Statement of Additional Information with respect to the Asset Allocation Fund and the Intermediate Bond and Blue Chip Funds and their respective Master Portfolios the Funds treat, in accordance with the current views of the staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                  In order to permit the sale of a Portfolio's shares in certain states, Pacific Horizon and Master Trust I may make commitments more restrictive than the investment policies and limitations described above. Pacific Horizon and Master Trust I are reviewing the continuing applicability of these commitments in light of recent legislation that preempts state regulation of investment company securities. As of the date of this Statement of Additional Information, the following such commitments have been made:

                  1. The Portfolios will not invest more than 5% of the value of their respective net assets in warrants, of which no more than 2% may be warrants which are not listed on the New York or American Stock Exchanges.

                  2. The Portfolios will not invest in oil, gas or other mineral leases.

                  3. The Portfolios will not purchase or sell real property, including limited partnership interests, but excluding readily marketable interests in Real Estate Investment Trusts ("REITs") or readily marketable securities of companies that invest in real estate or real estate limited partnerships.

                  4. The Portfolios have agreed to exclude any assets of a Portfolio which are invested in the shares of any money market mutual fund for the purposes of calculating that Portfolio's investment advisory fee.

                  5. The Portfolios will not purchase or retain the securities of any issuer if the Officers or Directors or Trustees of the Master Portfolio or its investment adviser, owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

                  6. The Portfolios will not invest more than 5% of their respective total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

                  7. The Portfolios will not invest more than 15% of their respective total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

                  8. The Portfolios will not invest more than 10% of their respective total assets in illiquid securities including securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange.

                  In the event that Pacific Horizon or Master Trust I determine that any such commitment is no longer in the best interests of a Portfolio, it may revoke its commitment. In such event, the Portfolio may no longer be able to sell its securities in such state.

                                      * * *

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Information on how to purchase and redeem SRF Shares, and how such shares are priced, is included in the Prospectus. Additional information is contained below. The net asset values of the Master Portfolios corresponding to each of the Feeder Funds are determined at the same time and on the same days as the net asset values per share of the respective Feeder Funds are determined. The net asset value of each of the Feeder Funds is equal to such Fund's pro rata share of the total investments and other assets of its corresponding Master Portfolio, less any liabilities with respect to such Feeder Fund, including each Feeder Fund's pro rata share of the Master Portfolio's liabilities.

VALUATION OF THE PORTFOLIOS
---------------------------

                  Except for debt securities held by the Portfolios with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted security is valued at the last current bid price (or last current sale price, as applicable) obtained from NASDAQ; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Board of Directors of Pacific Horizon and Board of Trustees of Master Trust I have determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. Most of these prices are obtained by PFPC, Inc. ("PFPC") from a service that collects and disseminates such market prices. Bid quotations for short-term money market instruments reported by such service are the bid quotations reported to it by major dealers in such instruments.

                  Valuation of options is described above under "Investment Objectives and Policies--Options Trading."

                  Debt securities held by the Portfolios with remaining maturities of 60 days or less are valued on the basis of amortized cost, which provides stability of net asset value. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter a constant proportionate amortization in value until maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Board of Directors of Pacific Horizon or the Board of Trustees of Master Trust I determines that amortized cost no longer represents fair value. Pacific Horizon and Master Trust I will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

                  When approved by the Board of Directors of Pacific Horizon or the Board of Trustees of Master Trust I, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. These securities may include those that have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus might result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                  In the absence of an ascertainable market value, assets are valued at their fair value as determined using methods and procedures reviewed and approved by the Board of Directors of Pacific Horizon and the Board of Trustees of Master Trust I.

SUPPLEMENTARY PURCHASE AND REDEMPTION INFORMATION
-------------------------------------------------

                  IN GENERAL. SRF Shares of the Funds are available for the investment of retirement funds held in Eligible Retirement
Accounts as described in the Prospectus.

                  SRF Shares in each Fund are sold without a sales load. SRF Shares are subject to shareholder servicing fees. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

                  All or a portion of the SRF Shares held in a Fund can be redeemed (sold) at any time. The redemption price will be the net asset value per share next determined following receipt by the Company of a shareholder's satisfactorily completed instructions. The value of an SRF Share upon redemption may be more or less than the value when purchased, depending upon the net asset value of an SRF Share of the Fund at the time of the redemption. Redemptions are subject to determination by the Company that the investment instruction form or the redemption request and other distribution documents, if any, are complete.

                  Payment for SRF Shares redeemed will normally be made to the custodian of the shareholder within one business day of receipt by the Company of redemption instructions, but in no event will payment be made more than seven days after receipt of redemption instructions except in the circumstances described below.

                  EXCHANGE PRIVILEGES FOR ELIGIBLE RETIREMENT ACCOUNTS. SRF Shares held in any Fund may be exchanged for SRF Shares of any other Fund. SRF Shares held in any Fund may also be exchanged for A Shares in any other taxable, non-money market Fund offered by the Company or a Time Horizon Fund without incurring the front-end sales charge otherwise applicable on sales of A Shares ("Eligible Exchange Shares"). SRF Shares or Eligible Exchange Shares may be exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund. Eligible Exchange Shares may be further exchanged for A Shares in any taxable, non-money market fund offered by the Company or a Time Horizon Fund without incurring the front-end sales charges otherwise applicable, or for SRF Shares offered by a Fund. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving spouse is the beneficiary may continue to be exchanged for SRF Shares or A Shares as described above. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

                  The following transactions are examples of transactions that will interrupt the maintenance of Eligible Retirement Account status for a Participant's account and will terminate the account's ability to engage in the exchange privileges described above:

         1. SRF Shares or Eligible Exchange Shares held in an Eligible Pension or Profit Sharing Trust or a SEP IRA, which are transferred by the Participant into a personal rollover IRA, will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares;

         2. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving beneficiary upon transfer out of the decedent's account is other than the Participant's spouse will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares; and

         3. SRF Shares or Eligible Exchange Shares which are liquidated in their entirety by the Participant into a Certificate of Deposit will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares.

                  Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

                  MISCELLANEOUS. Certificates for shares will not be issued.

                  Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.

                  A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which the New York Stock Exchange is open for trading. In 1997, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                  The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. Additionally, the Company has made an undertaking to the State of Texas that it may only make payment of such proceeds wholly or in part in "readily marketable" securities or other property. (If the Company determines that such undertaking is no longer in its best interests, it will revoke such commitment. In such an event, the Funds will no longer be able to sell their shares in the State of Texas. The Company is reviewing the continuing applicability of this commitment in light of recent legislation which preempts state regulation of investment company securities). In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL - ALL FUNDS
-------------------

                  Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders will be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and will be eligible for the dividends received deduction in the case of corporate shareholders.

                  Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income, if any, and 90% of its tax-exempt income, if any, net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, including dividends and interest, and the excess of net short-term capital gain over net long-term capital loss, if any, subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year, if any. Each Fund will be taxed on its undistributed investment company taxable income, if any. As stated, each Fund of the Company intends to distribute at least 90% of its investment company taxable income, if any, for each taxable year. To the extent the Funds distribute such income (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.

                  A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities) (the "Short-Short test"). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. See Appendix C -- "Accounting and Tax Treatment" -- for a general discussion of the federal tax treatment of futures contracts, related options thereon and other financial instruments, including their treatment under the Short-Short test.

                  Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held Fund shares and whether such gain is received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

                  Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gain is taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income and capital gain net income (excess of net capital gain over net capital loss). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                  The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company that they are not subject to backup withholding or that they are "exempt recipients."

TAXATION OF THE MASTER PORTFOLIOS
---------------------------------

                  Management of the Master Portfolios corresponding to each of the Feeder Funds intends for each Master Portfolio to be treated as a partnership (or, in the event that a Feeder Fund is the sole investor in a Master Portfolio, as an agent or nominee) rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a partnership (or an agent of nominee) under the Code, any interest, dividends, gains and losses of the Master Portfolios will be deemed to have been reported as income/loss (i.e., "passed through") to their investors, regardless of whether any amounts are actually distributed by the Master Portfolios.

                  Each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the particular Master Portfolio) of the Master Portfolio's ordinary income and capital gains in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Master Portfolio.

OTHER INFORMATION
-----------------

                  Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

                  The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.


                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY
-------------------------------------

                  The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:

                                        Position with
Name and Address                Age     Company           Principal Occupations
----------------                ---     -------           ---------------------

Thomas M. Collins               62      Director          Of counsel, law firm of McDermott & Trayner; Partner
McDermott & Trayner                                       of the law firm of Musick, Peeler, Garrett (until April,
225 S. Lake Avenue                                        1993); Chairman of the Board and Trustee, Master Investment
Suite 410                                                 Trust, Series I (registered investment company) (since
Pasadena, CA 91101-3005                                   1993); President and Chairman of the Board of Pacific
                                                          Horizon Funds, Inc. (1982 to August 31, 1995); former
                                                          Trustee, Master Investment Trust, Series II (registered
                                                          investment company) 1993 to February 1997; former Director,
                                                          Bunker Hill Income Securities, Inc. (registered investment company) through 1991.

Douglas B. Fletcher             70      Vice Chairman     Chairman of the Board and Chief Executive Officer, Fletcher
Fletcher Capital                        of the Board      Capital Advisors, Incorporated, (registered investment
Advisors Incorporated                                     adviser) 1991 to date; Partner, Newport Partners
4 Upper Newport Plaza                                     (private venture capital firm), 1981 to date; Chairman of
Suite 100                                                 the Board and Chief Executive Officer, First Pacific
Newport Beach, CA 92660-2629                              Advisors, Inc. (registered investment adviser) and seven



                                     Position with
Name and Address             Age     Company              Principal Occupations
----------------             ---     -------              ---------------------
                                                         investment companies under its management, prior to 1983;
                                                         former Allied Member, New York Stock Exchange; Chairman of the Board of FPA Paramount Fund, Inc. through 1984;
                                                         Director, TIS Mortgage Investment Company (real estate
                                                         investment trust); Trustee and former Vice Chairman of the
                                                         Board, Claremont McKenna College; Chartered Financial
                                                         Analyst.


Robert E. Greeley             64      Director            Chairman, Page Mill Asset Management (a private investment
Page Mill Asset                                           company) since 1991; Manager, Corporate Investments, Hewlett
  Management                                              Packard Company from 1979 to 1991; Trustee, Master
433 California Street                                     Investment Trust, Series I (since 1993); Director, Morgan
Suite 900                                                 Grenfell Small Cap Fund (since 1986); former Director,
San Francisco, CA 94104                                   Bunker Hill Income Securities, Inc. (since 1989) (registered investment companies); former Trustee, SunAmerica Fund Group
                                                          (previously Equitec Siebel Fund Group) from 1984 to 1992;
                                                          former Trustee, Master Investment Trust, Series II from 1993 to February 1997 (registered investment companies).



                                   Position with
Name and Address            Age    Company              Principal Occupations
----------------            ---    -------              ---------------------
Kermit O. Hanson             79     Director            Vice Chairman of the Advisory Board, 1988 to date, Executive
17760 14th Ave., N.W.                                   Director, 1977 to 1988, Pacific Rim Bankers Program (a
Shoreline, WA 98177                                     non-profit educational institution); Dean Emeritus, 1981 to date, Dean, 1964-81, Graduate School of Business
                                                        Administration, University of Washington; Director,
                                                        Washington Federal Savings & Loan Association; Trustee,
                                                        Seafirst Retirement Funds (since 1993) (registered
                                                        investment company).


Cornelius J. Pings*          66     Chairman of         President, Association of American Universities, February
Association of American             the Board and       1993 to date; Provost, 1982 to January 1993, Senior Vice
    Universities                    President           President for Academic Affairs, 1981 to January 1993,
1200 New York Avenue, NW                                University of Southern California; Trustee, Master
Suite 550                                               Investment Trust, Series I; former Trustee, Master
Washington, DC 20005                                    Investment Trust, Series II (October 1995 to February 1997).

J. David Huber               49     Vice President      Employee of BISYS Fund Services, Inc., June 1987 to present;
BISYS Fund Services                                     President of Master Investment Trust, Series I, Master Investment
3435 Stelzer Road                                       Trust Series II and Seafirst Retirement Funds (since 1996).
Columbus, OH 43219

Irimga McKay                 35     Vice                Senior Vice President, July 1993 to date, prior thereto
BISYS Fund Services                 President           First Vice President of Concord and the Distributor,
1230 Columbia Street                                    November 1988 to July 1993; Vice President,
5th Floor                                               Seafirst Retirement Funds (since 1993); Vice
La Jolla, CA 92037



                                 Position with
Name and Address         Age     Company             Principal Occupations
----------------         ---     -------             ---------------------
                                                     President of Master Investment Trust, Series II (1993 to
                                                     February 1997); Regional Vice President, Continental
                                                     Equities, June 1987 to November 1988; Assistant Wholesaler,
                                                     VMS Realty Partners (a real estate limited partnership), May
                                                     1986 to June 1987.

Michael Brascetta         37      Assistant Vice     Senior Vice President of Shareholder Services, BISYS
BISYS Fund Services               President          Fund Services, Inc., April 1996 to present; employee, The
3435 Stelzer Road                                    Vanguard Group, 1981 to April 1996.
Columbus, OH 43219

Stephanie L. Blaha        37      Assistant Vice     Director of Client Services of Concord, March 1995 to
BISYS Fund Services               President          date, prior thereto Assistant Vice President of
3435 Stelzer Road                                    Concord and the Distributor, October 1991 to March 1995;
Columbus, OH  43219                                  Vice President, Seafirst Retirement Funds and Master
                                                     Investment Trust, Series I (since 1996); Vice President of
                                                     Master Investment Trust, Series II (1996 to February 1997);
                                                     Account Manager, AT&T American Transtech, Mutual Fund
                                                     Division, July 1989 to October 1991.

Kevin L. Martin           35      Treasurer          Vice President, Fund Accounting BISYS Fund Services, Inc.
BISYS Fund Services                                  February 1996 to Present; Treasurer, Seafirst Retirement
3435 Stelzer Road                                    Funds (since 1996); Treasurer of Master Investment Trust,
Columbus, OH  43219                                  Series II (1996 to February 1997); Senior Audit Manager,
                                                     Ernst & Young LLP (1984 to February 1996).



                                          Position with
Name and Address                 Age      Company            Principal Occupations
----------------                 ---      -------            ---------------------
Lisa Ling                         36       Assistant         Employee, BISYS Fund Services, Inc., November 1995 to
BISYS Fund Services                        Treasurer         present; Assistant Treasurer, Seafirst Retirement Funds
3435 Stelzer Road                                            (since 1996); Assistant Treasurer of Master Investment
Columbus, OH 43219                                           Trust, Series II (1996 to February 1997); employee,
                                                             Federated Investors, October 1982 to November 1995.

W. Bruce McConnel, III            53       Secretary         Partner of the law firm of Drinker Biddle &  Reath.
1345 Chestnut Street
Philadelphia National Bank
Building, Suite 1100
Philadelphia, PA 19107

George O. Martinez                36       Assistant         Senior Vice President and Director of Administrative and
BISYS Fund Services                        Secretary         Regulatory Services, of Concord, since April 1995; Assistant
3435 Stelzer Road                                            Secretary, Seafirst Retirement Funds (since 1995); Assistant
Columbus, OH 43219                                           Secretary of Master Investment Trust, Series II (1995 to
                                                             February 1997); prior thereto, Vice President and Associate
                                                             General Counsel, Alliance Capital Management, L.P.

Alaina V. Metz                    28       Assistant         Chief Administrator, Administrative and Regulatory Services,
BISYS Fund Services                        Secretary         BISYS Fund Services, Inc., June 1995 to present; Assistant
3435 Stelzer Road                                            Secretary of Seafirst Retirement Funds (since 1996);
Columbus, OH 43219                                           Supervisor, Mutual Fund Legal Department, Alliance Capital
                                                             Management, May 1989 to June 1995.


------------------------
* Dr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                  The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Hanson. The Board does not have an Executive Committee.

                  Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in recognition of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Funds, and each other investment portfolio of the Company, pays its proportionate share of these amounts based on relative net asset values.

                  For the fiscal year ended February 29, 1996, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $388,155. Of that amount, $6,935, $6,354 and $1,165 of directors' compensation were allocated to the Intermediate Bond, Blue Chip and Asset Allocation Funds, respectively. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each of the Company's investment portfolios.

                  Under a retirement plan approved by the Board, including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director served as Chairman of the Board.

                  Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

                  In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

                  In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter). On August 31, 1996, Dr. Kenneth L. Trefftzs retired from the Board of Directors. In honor of his years of service to the Company, the Board of Directors designated Dr. Trefftzs as a "director emeritus" of the Company. Additionally, in recognition of Dr. Trefftzs' years of service to the Company prior to March 1, 1994 as director and Chairman of the Company's Audit Committee, the Board of Directors, including a majority of the directors who are not "interested persons" of the Company, authorized a single sum cash payment retirement benefit of $60,000 payable January 1, 1997.

                  The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.

TRUSTEES AND OFFICERS OF MASTER INVESTMENT TRUST, SERIES I
----------------------------------------------------------

                  The trustees and officers of Master Investment Trust, Series I ("Master Trust I"), their addresses, age, and principal occupations during the past five years are:




                                                 Position with
Name and Address                     Age         Master Trust I                 Principal Occupation
----------------                     ---         --------------                 --------------------
Thomas M. Collins                    62          Chairman of                    See "Directors and
McDermott & Trayner                              the Board                      Officers of the
225 S. Lake Avenue,                                                             Company."
Suite 410
Pasadena, CA  91101-3005

Michael Austin                       59          Trustee of Master              Chartered Accountant;
Victory House,                                   Trust I                        Trustee, Master
Nelson Quay                                                                     Investment Trust, Series
Governor's Harbour                                                              II (1993 to February 1997);
Grand Cayman                                                                    Retired Partner, KPMG
Cayman Islands                                                                  Peat Marwick LLP.
British West Indies

Robert E. Greeley                    64          Trustee of Master              See "Directors and
Page Mill Asset                                  Trust I                        Officers of the Company."
 Management
433 California Street
Suite 900
San Francisco, CA  94104

Robert A. Nathane*                   70          Trustee of Master              Retired President, Laird
1200 Shenandoah Drive East                       Trust I                        Norton Trust Company,
Seattle, WA  98112                                                              Chairman of the Board of
                                                                                Advisors, Phoenix Venture
                                                                                Funds; Trustee, Seafirst
                                                                                Retirement Funds; Trustee,
                                                                                Master Investment Trust,
                                                                                Series II (1993 to February
                                                                                1997); former Supervisor,
                                                                                Collective Investment
                                                                                Trust for Seafirst Retirement
                                                                                Accounts; former Trustee,
                                                                                First Funds of America
                                                                                (registered investment
                                                                                companies).

Cornelius J. Pings                   66          Trustee of Master              See "Directors and Officers of
Association of American                          Trust I                        the Company."
  Universities
1200 New York Avenue, NW
Suite 550
Washington, DC 20005


J. David Huber                       49          President of                   See "Directors and Officers
BISYS Fund Services                              Master Trust I                 of the Company."




                                                 Position with
Name and Address                     Age         Master Trust I                 Principal Occupation
----------------                     ---         --------------                 --------------------
3435 Stelzer Road
Columbus, OH 43219

Adrian J. Waters                     32          Executive Vice                 Managing Director,
BISYS Fund Services                              President,                     Concord Management
Floor 2, Block 2                                 Treasurer and                  (Ireland) Ltd. since May
Harcourt Centre                                  Assistant                      1993; Manager in the
Dublin 2, Ireland                                Secretary of                   Investment Company Industry
                                                 Master Trust I                 Services Group, Price
                                                                                Waterhouse 1989 to May 1993;
                                                                                Member of Oliver Freaney and
                                                                                Co./Spicer and Openheim
                                                                                Chartered Accountants 1986-
                                                                                1989.

Stephanie L. Blaha                   37          Vice President of              See "Directors and Officers of
BISYS Fund Services                              Master Trust I                 the Company."
3435 Stelzer Road
Columbus, OH  43219

W. Bruce McConnel, III               53          Secretary of                   See "Directors and
1345 Chestnut Street                             Master Trust I                 Officers of the Company."
Philadelphia, PA 19107

-----------------------------

* Mr. Nathane is an "interested trustee" of Master Trust I as defined in the 1940 Act.

         Each trustee receives an aggregate annual fee of $3,000 ($5,000 in the case of any trustee who is not also a Director or Trustee of a feeder fund of one of the portfolios of Master Trust I) plus $500 per day for each travel day and each day of a Board or committee meeting attended, for his services as trustee of each of Master Trust I. Each trustee is also reimbursed for out-of-pocket expenses incurred as a trustee. For its fiscal year ended February 29, 1996, Master Trust I paid or accrued for the account of its trustees as a group for services in all capacities a total of $14,525; of that amount, $3,499, $3,500 and $3,500 were allocated to the Master Portfolios corresponding to the Intermediate Bond, Blue Chip and Asset Allocation Funds, respectively (prior to the Reorganization Date, the Asset Allocation Fund operated as part of a master feeder structure and invested all of its assets in the Asset Allocation Master Portfolio). The trustee's fees and reimbursements are allocated among all of Master Trust I's portfolios based on their relative net asset values. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to Master Trust I.

                  The following chart provides certain information for the fiscal year ended February 29, 1996 about the fees received by directors of the Company as directors and/or officers of the Company and as directors and/or trustees of the Fund Complex:

=================================================================================================================================
                                                                                                                 TOTAL
                                                                PENSION OR                                   COMPENSATION
                                                                RETIREMENT                                       FROM
                                                                 BENEFITS              ESTIMATED              REGISTRANT
                                         AGGREGATE              ACCRUED AS              ANNUAL                 AND FUND
                                       COMPENSATION              PART OF               BENEFITS                COMPLEX**
        NAME OF PERSON/                  FROM THE                  FUND                  UPON                   PAID TO
            POSITION                      COMPANY               EXPENSES*             RETIREMENT               DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins                     $76,215                      $ 0                    $ 0              $85,000
Director+
---------------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                   $28,555                      $ 0                    $ 0              $29,055
Vice Chairman of
the Board
---------------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley                     $31,395                      $ 0                    $ 0              $44,055
Director
---------------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                      $27,485                      $ 0                    $ 0              $32,055
Director
---------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings                    $29,555                      $ 0                    $ 0              $30,055
President and
Chairman of the
Board++
---------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Trefftzs                   $28,555                      $ 0                    $ 0              $29,055
Director+++
=================================================================================================================================

------------------------------

* For the fiscal year ended February 29, 1996, the Company accrued on the part of all of the directors an aggregate of $65,739 in retirement benefits.
** The "Fund Complex" consists of the Company, Seafirst Retirement Funds (reorganized into the Company on _________, 1997), Master Trust I, Master Trust II, Time Horizon Funds and World Horizon Funds.
+ Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.
++ Dr. Pings became President and Chairman of the Board of the Company effective September 1, 1995. At February 29, 1996, $10,000, $3,500 and $3,500 in deferred compensation was payable to Dr. Pings for services as President of the Company, trustee of Master Trust I and trustee of Master Trust II, respectively.
+++      Dr. Trefftzs retired from the Board of the Company on August 31, 1996.

INVESTMENT ADVISER
------------------

                  Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since the commencement of its operations. As described in the Prospectuses, the Feeder Funds have not retained the services of an investment adviser because they seek to achieve their investment objectives by investing all their assets in their corresponding Master Portfolios. In the Investment Advisory Agreements with the Companies, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolios. In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the Investment Advisory Agreements with respect to the Intermediate Bond and Blue Chip Master Portfolios provide that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation; provided such employees are under the management of Bank of America.

                  Effective upon the Reorganization Date, the Companies have agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rates of .30% of the net assets of the Intermediate Bond Master Portfolio; .50% of the net assets of the Blue Chip Master Portfolio and .40% of the net assets of the Asset Allocation Fund for the services provided and expenses assumed pursuant to the particular Investment Advisory Agreement. Prior to the Reorganization Date, Bank of America was entitled to receive an investment advisory fee at the annual rate of 0.45%, 0.75% and 0.55% of each of the Intermediate Bond Master Portfolio's, Blue Chip Master Portfolio's and Asset Allocation Master Portfolio's respective average daily net assets. The fees payable to Bank of America are not subject to reduction as the value of the Asset Allocation Fund's or Master Portfolio's net assets increase. From time to time, Bank of America may waive fees or reimburse the Asset Allocation Fund or a particular Master Portfolio for expenses voluntarily or as required by certain state securities laws.

                  For the fiscal years and period indicated, the following advisory fees were paid or payable to the Bank of America by the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio and Asset Allocation Master Portfolio. Except as noted below, for the fiscal years and period indicated, Bank of America waived its entire advisory fee with respect to the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio and Asset Allocation Master
Portfolio:


                                   ---------------------------------------------------------------------------------------
                                                                                                     Period from
                                                                                                     commencement
                                                                                                          of
                                                                                                     operations(1)
                                             Year ended                   Year ended                   through
                                            February 29,                 February 28,                February 28,
                                                1996                         1995                        1994
--------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                            $ 269,136                    $ 293,222                    $ 84,856
Master Portfolio
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Master                            $1,574,388(2)                $1,091,132                    $225,019
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Asset Allocation                            $  913,660(2)                 $ 849,188                    $197,611
Master Portfolio(3)
==========================================================================================================================

                  Additionally, for the fiscal years indicated and for the period from commencement of operations through February 28, 1994, Bank of America assumed certain operating expenses of the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund as follows:

--------

1 The Intermediate Bond Master Portfolio, Blue Chip Master Portfolio and Asset Allocation Master Portfolio commenced operations on December 6, 1993.

2 For the fiscal year ended February 29, 1996, Bank of America waived $1,164,328 and $720,259, respectively, in advisory fees with respect to the Blue Chip Master Portfolio and Asset Allocation Master Portfolio.

3 Prior to the Reorganization Date, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio. On the Reorganization Date, the Asset Allocation Fund withdrew assets from the Asset Allocation Master Portfolio and invested them directly in investment securities.

                                      -46-


                                       --------------------------------------------------------------------------------------
                                                                                                         Period from
                                                                                                        commencement
                                                                                                             of
                                                                                                         operations
                                                Year ended                   Year ended                    through
                                               February 29,                 February 28,                February 28,
                                                   1996                         1995                        1994
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                                   $0                        $207,033                     $24,300
Fund
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                      $0                        $245,776                     $31,726
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                    $0                        $245,718                     $28,384
Fund
=============================================================================================================================

                  For the period from December 6, 1993 (commencement of operations) through April 11, 1994, Bank of America had a Sub-Advisory Agreement with Seattle Capital Management Company ("Seattle Capital") with respect to management of the assets of the Intermediate Bond Master Portfolio and that portion of the assets of the Asset Allocation Master Portfolio which Bank of America determined from time to time to be appropriate for investment in debt securities (including money market instruments). The Sub-Advisory Agreement provided that Bank of America would pay Seattle Capital a monthly advisory fee based upon the net assets of such Master Portfolios, at the annual rate of .45% of the net assets of the Intermediate Bond Master Portfolio, and .55% of that portion of the net assets of the Asset Allocation Master Portfolio managed by Seattle Capital. For the period from December 6, 1993 (commencement of operations) through February 28, 1994, Bank of America paid Seattle Capital sub-advisory fees of $0 for sub-advisory services to the Intermediate Bond Master and Asset Allocation Master Portfolios.

                  The Investment Advisory Agreements between Bank of America and each Company will be in effect until October 31, 1997, and will continue in effect with respect to a particular Master Portfolio or Fund from year to year thereafter only so long as such continuation is approved at least annually by
(i) the Board of Trustees/Directors of the particular Company or the vote of a "majority," as defined in the 1940 Act, of the outstanding voting securities of such particular Master Portfolio or Fund, and (ii) a majority of those trustees/directors of the particular Company who are not "interested persons," as defined in the 1940 Act, of any party to the particular Investment Advisory Agreement, acting in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, each Investment Advisory Agreement is terminable with respect to a particular Master Portfolio or Fund at any time without penalty upon 60 days' written notice by the Board of Trustees/Directors of the particular Company, by vote of the holders of a majority of a particular Master Portfolio's or Fund's outstanding voting securities, or by Bank of America.

                  See "Management - Administrator" for instances where the investment adviser is required to make expense reimbursements to the Funds or Master Portfolios.

                  The Investment Advisory Agreements provide that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the Investment Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION
-----------------------------------------------

                  The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

                  Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Portfolios contemplated by the particular Investment Advisory Agreement, the Prospectus, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Portfolios or from continuing to purchase Fund shares for the accounts of its customers. (For a discussion of the Glass Steagall Act in connection with the Company's Shareholder Service Plans, see "Plan Payments" in the Funds' Prospectuses.)

                  On the other hand, as described herein, the Funds are currently distributed by Concord Financial Group, Inc. and The BISYS Group, Inc., its parent, either directly or through its off-shore subsidiary with respect to the Intermediate Bond Master Portfolio and Blue Chip Master Portfolio provides the Funds and Master Portfolios with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Companies expect that Bank of America would consider the possibility of offering to perform some or all of the services now provided by The BISYS Group, Inc. or Concord Financial Group, Inc. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Companies expect that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by The BISYS Group, Inc. or Concord Financial Group, Inc. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by a particular Company's Board of Directors/Trustees.

ADMINISTRATOR
-------------

                  The BISYS Group, Inc. ("BISYS" or the "Administrator"), through its wholly-owned subsidiary BISYS Fund Services, L.P., with offices at 150 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219-3035, respectively, serves as Administrator of the Funds and the Master Portfolios.
Prior to November 1, 1996, Concord Holding Corporation

("Concord"), an indirect, wholly owned subsidiary of BISYS, served as administrator of the Funds and the Master Portfolios.

                  BISYS (and/or BISYS' off-shore affiliate with respect to the Intermediate Bond Master Portfolio and Blue Chip Master Portfolio) provides administrative services to the Funds and the Master Portfolios as described in the Funds' Prospectus pursuant to separate administration agreements for each Company. Each Master Portfolio's administration agreement will continue in effect until October 31, 1997 and thereafter for successive periods of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Trustees of the particular Master Trust who are not parties to the administration agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the particular Master Trust or by vote of a "majority of the outstanding voting securities" of such Master Portfolio. Each Master Portfolio's administration agreement is terminable at any time with respect to such Master Portfolio, without penalty, by its Board of Trustees or by vote of a majority of such Master Portfolio's outstanding securities upon 60 days' notice to BISYS, or by BISYS, upon 90 days' written notice to such Master Portfolio. The Company's administration agreement will continue in effect until October 31, 1997 and thereafter will be extended with respect to each Fund for successive periods of one year, provided that each such extension is specifically approved by (a) vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by vote of a majority of the outstanding securities of any Fund upon 60 days' notice to BISYS, or by BISYS upon 90 days' notice to the Company.

                  For its services as administrator, BISYS is entitled to receive administration fees, accrued daily and payable monthly, at the annual rates of .05% of the average daily net assets of the Intermediate Bond Master Portfolio and Blue Chip Master Portfolio. BISYS is entitled to receive administration fees, accrued daily and payable monthly, at the annual rate of
 .15% of the average daily net assets of the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund. The fees payable to BISYS are not subject to reduction as the value of each Fund's and Master Portfolio's net assets increase. From time to time, BISYS may waive fees or reimburse a Fund or Master Portfolio for expenses, either voluntarily or as required by certain state securities laws.

                  For the fiscal years and period indicated, Concord, as the Funds' prior administrator, reimbursed operating expenses of the Blue Chip Fund, Asset Allocation Fund and Intermediate Bond
Fund as follows:

                                       --------------------------------------------------------------------------------------
                                                                                                           Year or
                                                                                                           period1
                                                Year ended                   Year ended                     ended
                                               February 29,                 February 28,                February 28,
                                                   1996                         1995                        1994
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                                $253,991                       $ 0                          $ 0
Fund
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $150,472                       $ 0                          $ 0
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                 $192,545                       $ 0                          $ 0
Fund
=============================================================================================================================

                  For the fiscal years and period indicated, the following administration fees were paid or payable to Concord, as the Funds' and the Master Portfolios' prior administrator, by the Intermediate Bond Fund, the Intermediate Bond Master Portfolio, the Blue Chip Fund, the Blue Chip Master Portfolio, the Asset Allocation Fund and the Asset Allocation Master Portfolio. Except as noted below, for the fiscal years and period indicated, Concord waived its entire administration fee with respect to the Intermediate Bond Fund and the Intermediate Bond Master Portfolio, the Blue Chip Fund and the Blue Chip Master Portfolio and the Asset Allocation Fund and the Asset Allocation Master Portfolio):

--------

1 The Blue Chip Fund, Asset Allocation Fund and Intermediate Bond Fund commenced operations on January 13, 1994, January 18, 1994 and January 24, 1994, respectively.


                                   ------------------------------------------------------------------------------------------
                                                                                                       Period from
                                                                                                      commencement
                                                                                                     of operations(1)
                                             Year Ended                   Year ended                     through
                                            February 29,                 February 28,                 February 28,
                                                1996                         1995                         1994
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                            $  9,952                      $ 1,723                       $    22
Fund
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                            $ 30,769                      $33,431                       $ 9,429
Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                               $ 44,971                      $ 5,833                       $    87
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Master                             $104,889(2)                   $72,742                       $15,001
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                             $ 19,909                      $ 4,703                       $    52
Fund(3)
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                             $ 83,060(2)                   $79,573                       $17,965
Master Portfolio
=============================================================================================================================

                  If total expenses borne (directly or indirectly) by any Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, a Company may deduct from the payments to be made with respect to such Fund and/or Master Portfolio to Bank of America and BISYS or Bank of America and BISYS each will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis. As of the date of this Statement of
--------


1 The Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund commenced operations on January 24, 1994, January 13, 1994 and January 18, 1994, respectively. The Intermediate Bond Master Portfolio, Blue Chip Master Portfolio and Asset Allocation Master Portfolio commenced operations on December 6, 1993.

2 For the fiscal year ended February 29, 1996, the Administrator waived $77,922 and $65,491, respectively in administration fees with respect to the Blue Chip Master Portfolio and Asset Allocation Master Portfolio.

3 Prior to the Reorganization Date, the Asset Allocation Fund invested all of its investment in the Asset Allocation Master Portfolio. On the Reorganization Date, the Asset Allocation Fund withdrew its assets from the Asset Allocation Master Portfolio and invested directly in investment securities.

Additional Information, the most restrictive expense limitation that may be applicable to a Company limits aggregate annual expenses with respect to a Fund, including management and advisory fees and the Funds' pro rata share of such expenses of their corresponding Master Portfolio but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2-1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million, and 1-1/2% of its remaining average daily net assets. During the course of the Company's fiscal year, BISYS and Bank of America may prospectively waive payment of fees and/or assume certain expenses of one or more of the Funds or Master Portfolios, as a result of competitive pressures and in order to preserve and protect the business and reputation of BISYS and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

                  BISYS will bear all expenses in connection with the performance of its services under the administration agreements with the exception of the fees charged by PFPC for certain fund accounting services which are borne by the Funds and Master Portfolios. See "General Information--Custodian, Accounting Agent and Transfer Agent" below. Expenses borne by the Funds and Master Portfolios include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or BISYS or any of their affiliates, SEC fees and state securities qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and Statements of Additional Information for regulatory purposes, cost of shareholders' and interestholders' reports and corporate meetings and any extraordinary expenses. Certain shareholder servicing (and/or distribution fees with respect to the Funds' B Shares and K Shares) in connection with Pacific Horizon's shares are also paid by Pacific Horizon. See "Distributor and Plan Payments."

                  The administration agreements provide that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company, the Funds, Master Trust I, or the Master Portfolios in connection with the performance of the administration agreements, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.

                  PFPC (and an off-shore affiliate of PFPC with respect to the Intermediate Bond Fund and Blue Chip Fund and their corresponding Master Portfolios) provides the Funds and the Master Portfolios with certain accounting services pursuant to separate fund accounting services agreements with BISYS or a subcontractor. Under the fund accounting services agreements, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Funds and the Master Portfolios. The monthly fees charged by PFPC under the fund accounting services agreements are borne by the Funds and the Master Portfolios.

DISTRIBUTOR AND PLAN PAYMENTS
-----------------------------

                  Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BISYS, acts as distributor of the shares of Pacific Horizon. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Pacific Horizon's shares although it is not obliged to sell any particular amount of shares. The distribution agreement shall continue in effect with respect to each Fund until October 31, 1997. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually
(a) by a vote of a majority of those members of Pacific Horizon's Board of Directors who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by Pacific Horizon's Board of Directors or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective; PROVIDED, HOWEVER, that the distribution agreement may be terminated by Pacific Horizon at any time, without the payment of any penalty, by vote of a majority of Pacific Horizon's entire Board of Directors or by a vote of a "majority of the outstanding voting securities" of such Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to Pacific Horizon. The agreement will automatically and immediately terminate in the event of its "assignment."

                  For the fiscal years ended February 29, 1996, February 28, 1995 and the period from the commencement of operations through February 28, 1994, the Distributor received sales loads in connection with the purchase of shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds as follows:

                                                               Fiscal Year Ended February 29, 1996
                                     ----------------------------------------------------------------------------------------
                                                                                                          Amount of
                                                                                                         Total Sales
                                                                              Amount of                     Load
                                                                             Total Sales                 Retained By
                                                Total Sales                     Load                     Affiliates
                                               Load Received                 Retained By                 of Bank of
                                              By Distributor                 Distributor                   America
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                                $ 460,801(1)                  $ 51,076                    $ 408,407
Fund
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                  $2,138,130(1)                  $255,167                   $1,875,240
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                 $ 642,818(1)                  $ 69,818                    $ 569,332
Fund
=============================================================================================================================


                                                               Fiscal Year Ended February 28, 1995
                                     ----------------------------------------------------------------------------------------
                                                                                                   Amount of
                                                                                                  Total Sales
                                                                       Amount of                     Load
                                                                      Total Sales                 Retained By
                                         Total Sales                     Load                     Affiliates
                                        Load Received                 Retained By                 of Bank of
                                       By Distributor                 Distributor                   America
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                      $   53,285                     $  5,470                    $ 47,815
Fund
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                         $  186,628                     $121,377                    $165,251
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                       $  114,338                     $ 30,504                    $ 83,884
Fund(1)
=============================================================================================================================

--------

1    Balance was paid to selling dealers.


                                                             Period from Commencement of Operations*
                                                                    through February 28, 1994
                                     ----------------------------------------------------------------------------------------
                                                                                                  Amount of
                                                                                                 Total Sales
                                                                      Amount of                     Load
                                                                     Total Sales                 Retained By
                                        Total Sales                     Load                     Affiliates
                                       Load Received                 Retained By                 of Bank of
                                      By Distributor                 Distributor                   America
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                      $14,623                        $1,628                      $12,995
Fund
-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                         $22,924                        $2,692                      $20,232
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation                       $11,896(1)                     $2,243                      $ 9,653
Fund
=============================================================================================================================

--------

* The Intermediate Bond, Blue Chip and Asset Allocation Funds commenced operations on January 24, 1994, January 13, 1994 and January 18, 1994, respectively.

1    Balance was paid to selling dealers.

                  The following table shows all sales loads, commissions and other compensation received by the Distributor directly or indirectly from each of the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund during each fund's fiscal year ended February 29, 1996.

                                                                          Brokerage
                                                                          Commis-
                              Net Under-                                  sions in
                              writing Dis-        Compensation            connection       Other
                              counts and          on Redemption           with Fund        Compen-
                              Commissions(1)      and Repurchase(2)       Transactions     sation(3)
                              --------------      -----------------       ------------     ---------

Concord Financial
  Group, Inc.

Intermediate Bond Fund           $ 51,076            $0                        $0              $0

Blue Chip Fund                   $255,167            $0                        $0              $0

Asset Allocation Fund            $ 69,818            $0                        $0              $0




(1)      Represents amounts received from front-end sales charge on A Shares.

(2) Represents amounts received from contingent deferred sales charges on B Shares and A Shares subject to the Large Purchase Exemption. The basis on which such sales charges are paid is described in the Prospectuses. No B Shares were offered or sold during the fiscal year covered by this chart. A Shares were not subject to a contingent deferred sales charge during the fiscal year covered by this chart.

(3) Represents the total of (i) amounts paid to Concord, as the Funds' prior administrator, for administrative services provided to the Fund (see "Management of the Company-Administrator" above) and (ii) payments made under the Shareholder Service Plan, the Distribution and Services Plan, Distribution Plan and Administrative and Shareholder Services Plan (see discussion in next section) and retained by the Distributor.

                  THE SHAREHOLDER SERVICES PLANS. Pacific Horizon has adopted separate Shareholder Services Plans (the "Plans") for SRF Shares and A Shares, under which SRF Shares and A Shares of each Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The fees paid under the Shareholder Services Plan for A Shares are in addition to the sales loads on A Shares described above and in the Prospectus.

                  Under the Plans, Pacific Horizon pays the Distributor, with respect to the Funds for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for use by Pacific Horizon, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Funds, and (b) fees paid to

Service Organizations (which may include the Distributor itself) for the provision of support services for shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").

                  Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Funds on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Funds necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.

                  Each Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding .25% of the average daily net assets of the SRF Shares or A Shares of the Funds, as the case may be, during such month for shareholder servicing expenses. The calculation of a Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of a particular Fund must be in payment for expenses incurred on behalf of the Fund.

                  If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while a Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under a Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under a Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

                  For the fiscal years or period indicated, the Distributor waived all fees payable under the Shareholder Service

Plan with respect to A Shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds as follows (no SRF Shares were offered or sold during such fiscal years or period):

                                   ----------------------------------------------------------------------------------------
                                                                                                      Period from
                                                                                                     Commencement
                                                                                                          of
                                                                                                      Operations*
                                             Year ended                   Year Ended                    through
                                            February 29,                 February 28,                February 28,
                                                1996                         1995                        1994
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond                              $16,582                      $2,873                        $36
Fund
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                 $74,950                      $9,721                       $146
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation                               $33,182                      $7,754                        $86
Fund
===========================================================================================================================

                  Payments for shareholder service expenses under the Plans are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Plans, the Distributor provides that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plans provide that the selection and nomination of the directors of Pacific
Horizon who are not "interested persons" thereof have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940 Act) of Pacific Horizon nor have any direct or indirect financial interest in the operation of the Plans (or related servicing agreements) (the
"Non-Interested Plan Directors").

                  Pacific Horizon understands that Bank of America and/or some
Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of SRF Shares or A
Shares. These fees would be in addition to any amounts which might be received under the Plans. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

                  Pacific Horizon's Board of Directors has concluded that the
Plans will benefit the Funds and the holders of their SRF and A shares, respectively. Each Plan is subject to annual reapproval by a majority of the
Non-Interested Plan Directors and is terminable at any time with respect to any
Fund by a vote of
--------

* The Intermediate Bond, Blue Chip and Asset Allocation Funds commenced operations on January 24, 1994, January 13, 1994 and January 18, 1994, respectively.

majority of such Directors or by vote of the holders of a majority of the SRF or A Shares, as the case may be, of the Fund involved. Any agreement entered into pursuant to a Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of the holders of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the SRF or A Shares, as the case may be, of such Fund, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

YIELD AND TOTAL RETURN
----------------------

                  From time to time, the yields and total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund and/or a Master Portfolio), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund.

Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the investment adviser may enter into alliances with retirement plan sponsors, including The Legend Group, and the Fund may in its advertisements or sales literature include a discussion of certain attributes or benefits to be derived from its relationship with such retirement plan sponsors. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 346-2087.

                  YIELD CALCULATIONS. The yield for the respective share classes of a Fund are calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share (including the maximum front-end sales charge of an A Share) on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares outstanding in the class during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

                                        a-b
                           Yield = 2 [(----- + 1)6 - 1]
                                         cd

         Where:  a = dividends and interest earned during the period.

                 b = expenses accrued for the period (net of
                     reimbursements).

                 c = the average daily number of shares outstanding
                     during the period that were entitled to receive dividends.

                 d = maximum offering price per share on the last day
                     of the period.

                  For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund or Master Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

                  Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales load imposed by the Fund on A Shares -- currently 4.50% of the per share offering price.

                  Based on the foregoing calculations, the 30-day yields of the A Shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds (after fee waivers and expense reimbursements) for the 30-day period ended August 31, 1996 were as follows:

                                                                       Yield
                                                                       -----
                  Intermediate Bond Fund                               5.53%
                  Blue Chip Fund                                       1.60%
                  Asset Allocation Fund                                2.80%

                  No SRF Shares were issued or outstanding during the 30 day period ended August 31, 1996.

                  TOTAL RETURN CALCULATIONS. The Funds compute their average annual total returns separately for their separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                           ERV  1/n
                                     T = [(-----)  - 1]
                                            P

                      Where: T =   average annual total return.

                           ERV =   ending redeemable value at the end
                                   of the period covered by the
                                   computation of a hypothetical $1,000
                                   payment made at the beginning of the
                                   period.

                             P =   hypothetical initial payment of $1,000.

                             n =   period covered by the computation,
                                   expressed in terms of years.

                  The Funds compute their aggregate total returns separately for their separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                                 ERV
                      aggregate total return = [(----- - 1)]
                                                   P

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Funds' average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of A Shares.

                  Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the SRF Shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds for the years or periods indicated were as follows:

------------------------------------------------------------------------------------------------------------------
                                              Average Annual Return
------------------------------------------------------------------------------------------------------------------
                                    One-Year Period          Five-Year Period        Period From Commencement
                                         Ended                    Ended               of Operations* through
                                    August 31, 1996          August 31, 1996              August 31, 1996
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                   3.27%                     5.96%                       7.49%
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                          18.24%                    13.38%                      14.24%
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                   10.82%                    10.24%                      11.10%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                             Aggregate Total Return
------------------------------------------------------------------------------------------------------------------
                                    One-Year Period          Five-Year Period        Period From Commencement
                                         Ended                    Ended               of Operations* through
                                    August 31, 1996          August 31, 1996              August 31, 1996
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                   3.27%                    33.60%                      84.52%
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                          18.24%                    87.47%                     209.52%
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                   10.82%                    62.91%                     142.64%
------------------------------------------------------------------------------------------------------------------


-------------------------

* Performance of the SRF Shares for the years or periods between August 31, 1996 and December 6, 1993 is represented by the performance of the shares of the Bond, Blue Chip and Asset Allocation Funds ("SeaFirst Funds") of SeaFirst Retirement Funds ("SeaFirst") which will be reorganized into SRF Shares of the Company's Intermediate Bond, Blue Chip and Asset Allocation Funds on the Reorganization Date. The Company's Intermediate Bond, Blue Chip and Asset Allocation Funds and their corresponding SeaFirst Funds invest their assets in Master Investment Trust, Series I. Seafirst is the successor to Collective Investment Trust for Seafirst Retirement Accounts ("CIT"), a registered open-end management company, pursuant to a reorganization consummated on December 6, 1993. Prior to December 6, 1993, CIT offered funds ("CIT Funds") which had substantially similar investment objectives, policies and restrictions as those of the Seafirst Funds. The CIT Funds commenced operations on March 9, 1988. Performance of the SRF Shares for the period March 9, 1988 to December 6, 1993 is represented by the performance of the CIT Funds.



                  Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the A Shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds for the years or periods indicated were as follows:

---------------------------------------------------------------------------------------------
                                                    Aggregate Total Returns
                                 ------------------------------------------------------------
                                                                        Period from
                                                                        Commencement
                                                                             of
                                           One-Year                     Operations*
                                          Period Ended                    through
                                           August 31,                    August 31,
                                             1996                           1996
---------------------------------------------------------------------------------------------
Intermediate                                (1.00)%                        2.48%
Bond Fund
---------------------------------------------------------------------------------------------
Blue Chip Fund                              12.67%                         13.86%
---------------------------------------------------------------------------------------------
Asset
Allocation Fund                              5.68%                         8.47%
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                    Aggregate Total Returns
                                 ------------------------------------------------------------
                                                                        Period from
                                                                       Commencement
                                            One-Year                   of Operations
                                          Period Ended                    through
                                           August 31,                   August 31,
                                              1996                         1996
---------------------------------------------------------------------------------------------
Intermediate                                (1.00)%                        6.59%
Bond Fund
---------------------------------------------------------------------------------------------
Blue Chip Fund                               12.67%                       40.73%
---------------------------------------------------------------------------------------------
Asset Allocation                             5.68%                        23.72%
Fund
=============================================================================================

                  No SRF Shares of any of the Funds were outstanding during the year and period indicated.

--------

* The Intermediate Bond, Blue Chip and Asset Allocation Funds commenced operations on January 24, 1994, January 13, 1994 and January 18, 1994, respectively.

                  The Funds may also advertise total return data without reflecting sales charges in accordance with the rules of the SEC. Quotations which do not reflect such sales charges will, of course, be higher than quotations which do reflect the sales charge.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES
---------------------

                  Pacific Horizon is an open-end management investment company organized as a Maryland corporation on October 27, 1982. Pacific Horizon's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W Common Stock, $.001 par value per share, representing interests in twenty-two separate investment portfolios. As described in the Prospectus, each Fund offers four classes of shares, each of which is offered to different types of investors and bears different expenses. Class M represents interests in the A Shares of the Intermediate Bond Fund, Class M -- Special Series 3 represents interests in the B Shares of the Intermediate Bond Fund, Class M -- Special Series 5 represents interests in the K Shares of the Intermediate Bond Fund and Class M - Special Series 7 represents interests in the SRF Shares of the Intermediate Bond Fund; Class N represents interests in the A Shares of the Blue Chip Fund, Class N --Special Series 3 represents interests in the B Shares of the Blue Chip Fund, Class N -- Special Series 5 represents interests in the K Shares of the Blue Chip Fund and Class N -- Special Series 7 represents interests in the SRF Shares of the Blue Chip Fund; Class O represents interests in the A Shares of the Asset Allocation Fund, Class O -- Special Series 3 represents interests in the B Shares of the Asset Allocation Fund, Class O -- Special Series 5 represents interests in the K Shares of the Asset Allocation Fund and Class O -- Special Series 7 represents interests in the SRF Shares of the Asset Allocation Fund. Pacific Horizon's charter also authorizes the Board of Directors to classify or reclassify any particular class of Pacific Horizon's shares into one or more series.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, Pacific Horizon's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of Pacific Horizon's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

                  Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.

                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Pacific Horizon shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of Pacific Horizon voting without regard to particular Funds.

                  Notwithstanding any provision of Maryland law requiring a greater vote of Pacific Horizon's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by Pacific Horizon's Charter, Pacific Horizon may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of Pacific Horizon voting without regard to class.

THE MASTER PORTFOLIOS
---------------------

                  The Intermediate Bond Master Portfolio and Blue Chip Master Portfolio are separate series of Master Investment Trust, Series I. The Master Trust's Declaration of Trust authorizes its Board of Trustees to issue an unlimited number of interests of beneficial interest and to establish and designate any unissued interests of one or more additional series of interests. Investors in a Master Portfolio are entitled to distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Master Portfolio. Investors are also entitled to participate in the net distributable assets of the Master Portfolio in which they hold beneficial interests on liquidation. Beneficial interests have no preemptive rights, conversion or exchange rights.

REPORTS
-------

                  Shareholders will receive unaudited semi-annual reports describing the Master Portfolio's and Fund's investment operations and annual financial statements together with the reports of the independent accountants of the Portfolios and the Funds.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT
----------------------------------------------

                  PNC Bank, National Association, 1600 Market Street, 28th Floor, Philadelphia, PA 19103 has been appointed custodian for the Funds and the Master Portfolios. PFPC provides the Funds and the Master Portfolios with certain accounting services pursuant to Fund Accounting Services Agreements with BISYS. Both PFPC, which is located at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809, and PNC Bank, National Association are wholly owned subsidiaries of PNC Bancorp, Inc., a bank holding company. Under the Fund Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Funds and Master Portfolios. The monthly fees charged by PFPC under the Fund Accounting Agreement are borne by the Funds and Master Portfolios. As custodian, PNC Bank, N.A. (i) maintains separate account or accounts in the name of the respective Funds and/or Master Portfolios, as appropriate (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money, (iv) collects and receives income and other payments and distributions on account of portfolio securities, (v) responds to correspondence from security brokers and others relating to their respective duties and (vi) makes periodic reports concerning their duties.

                  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as transfer and dividend disbursing agent for the Funds and Master Portfolios.

COUNSEL
-------

                  Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of Pacific Horizon, is a partner), 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serves as counsel to the Companies and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS
-----------------------

                  Price Waterhouse LLP with offices at 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of each Fund and Master Portfolio for the fiscal year ended February 28, 1997.

FINANCIAL STATEMENTS AND EXPERTS
--------------------------------

                  The audited financial statements and notes thereto in the Annual Reports for each Fund and for the Investment Grade Bond, Blue Chip and Asset Allocation Master Portfolios for the fiscal year ended February 29, 1996 and the unaudited financial statements and notes thereto contained in the Semi-Annual Reports for each Fund and for the Investment Grade Bond, Blue Chip and Asset Allocation Master Portfolios for the six-month period ended August 31, 1996 are incorporated in this Statement of Additional Information by reference. The financial statements and notes thereto in the Annual Reports have been audited by Price Waterhouse LLP, whose report thereon also appears in each Annual Report and is also incorporated herein by reference. No other parts of the Annual Reports and the Semi-Annual Reports are incorporated by reference herein. Such financial statements in the Annual Report have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

MISCELLANEOUS
-------------

                  As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority" of the outstanding shares or interests of a Fund, a Master Portfolio or a particular series means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares or interests of such Fund, Master Portfolio or series or (b) 67% of the shares or interests of such Fund, Master Portfolio or series present at a meeting at which more than 50% of the outstanding shares or interests of such Fund, Master Portfolio or series are represented in person or by proxy.

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 126,915,035.89 shares (58.20%); BA
Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 68,598.778.77 shares (31.46%); and Hare & Co., Bank of New York and Short-Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 13,226,723.61 shares (6.07%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 41,122,167.83 shares (21.40%);

Comcare, Inc., 4001 North Third Street, Suite 120, Phoenix, AZ 85012, 13,816.969.71 shares (7.20%); and Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc., Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 43,115,349.41 shares (22.41%).


                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Treasury Only Fund were as follows: Centinela Healthcare Foundation, c/o Allan C. Shubin, City of Hope, 1500 East Duarte, Duarte, CA 91010, 1,912,695.64 shares (5.67%); Bank of America Illinois/Treas Slam, Attn:
Jewel James, 231 LaSalle Street, Chicago, IL 60697, 5,196,437.50 shares (15.41%); Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 13,973,087.38
shares (41.44%); Cable Design Technologies, Inc., Attn: Ken Hale, Foster Plaza 7, 661 Anderson Drive, Pittsburgh, PA 15220 3,686,462.62 shares (10.93%); and City and County of San Francisco, Mayor's Office of Community Development
(MOCD), Attn: Priscilla Watts, 25 Van Ness Avenue, Suite 700, San Francisco, CA 94102, 8,029,482.67 shares (23.81%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 37,600,696.83 shares (19.54%); and
BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, CA 94107, 32,306,705.83 shares (16.79%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows: Hare & Co., Bank of New York and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 107,055,740.91 shares (21.56%); BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 202,977,365.10 shares (40.87%); Hellman & Friedman Capital Partners III, Limited Partnership, 1 Maritime Plaza, 12th Floor, San Francisco, CA 94111, 30,252,068.66 shares (6.09%) and VAR & Co., Attn: Linda Frintz, 180 E.
5th Street, 4th Floor, St. Paul, MN 55101, 93,131,870.00 shares (8.75%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, fbo Sweep

Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 178,639.074.83 shares (12.38%); and BISYS Fund Services, Inc. Pittsburgh, fbo Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 483,752,664.42 shares (33.51%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 244,930,192.81 shares (38.82%); Central
Garden & Pet Company, Attn: Lewis R. Volls, 3697 Mt. Diablo Blvd. #310, Lafayette, CA 94549, 54,646,103.60 shares (8.66%); Hare & co., c/o Bank of New York, Attn: Frank Notaro Spec. Proc. Dep., One Wall Street, 5th Floor, New York, NY 10286, 85,587,252.27 shares (13.57%); and Raymond Hickey as Trustee for Raymond Hickey Revocable Trust as Amended, 703 Broadway, Suite 600, Vancouver, WA 98660, 40,407,107.11 shares (6.40%).

                  At January 16, 1977, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: BofA Nevada Southern Comm. Bank, Attn: Cindy 2964, P.O. Box 98600, Las Vegas, NV 89193-8600, 151,223,491.86 shares (10.48%); Security Pacific Cash Management, c/o Bank of America-GPO M/C 5533, Attn: Regina Olsen, 1850 Gateway Boulevard, Concord, CA 94520, 166,890,200.00 shares (11.56%); Bank of America FM&TS Operat CA, Attn:
Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 270,479,864.52 shares (18.74%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the Treasury Fund were as follows: BA Investment Services, Inc., fbo Clients, Attn: Unit 7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 3,532,607.80 shares (99.97%);

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 67,476,016.22 shares (40.33%); BA Securities,
Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 51,958,875.16 shares (31.06%); Hare & Co., Bank of New York and Short Term Investment Funds, Attn:
Bimal Saha, One Wall Street, New York, NY 10286, 11,242,817.21 shares (6.72%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than

5% of the outstanding Horizon Service Shares of the Government Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 47,936.871.20 shares (16.12%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services,Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 42,391,382.81 (14.25%); Viejas Bond of Kumeyaay Indians, a Federally recognized Indian tribe, 5000 Willows Road, Alpine, CA 91901, 17,823,280.06 share (5.99%); Good Health Plan of WA, Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101 15,252,859.49 shares (5.13%); Lone
Star Northwest, Inc., Attn: Krisky Vasquez, P.O. Box 1730, Seattle, WA 98111, 15,730,448.71 shares (5.29%); and Providence Healthcare Attn: Linda Lam Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101-1621, 15,004,725.82 shares (5.05%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Government Fund were as follows: Sunquest Information Systems, Inc., Attn: Trena Couch, 1407 Eisenhower Boulevard, Johnstown, PA 15904-3217, 28,582,372.49 shares (40.21%); First Trust, NA as Escrow Agent, fbo
Kaiser Aluminum & Chemical Corp. Dept. of Labor, AC# 98925410, P.O. Box 64010, St. Paul, MN 55164-0010, 7,198,000.00 shares (10.13%); San Diego Regional
Transport Com, Attn: Andre Douzdjian, 401 B Street, San Diego, CA 92101, 8,524,973.33 shares (12.00%); Skinner Corporation, Attn: Debbie Sokvilne, 1326 Fifth Avenue, Ste. 711, Seattle, WA 98101, 5,081,286.67 shares (7.15%); and
Imperial Thrift and Loan Assoc., Attn: Steve Cooper, 700 N. Central Avenue, Suite 600, Glendale, CA 91203, 8,304,781.65 shares (11.69%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: Bank of America NT&SA, Financial Management & Trust Services, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 42,932,778.28 shares (14.44%); and BofA Nevada Southern Comm. Bank, Attn: Cindy 2964, P.O. Box 98600, Las Vegas, NV 89193-8600, 39,962,243.73 shares (13.44%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, fbo Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 1,518,412,454.25 shares (51.12%); and BISYS Fund Services, Inc. Pittsburgh, fbo Sweep Customers, Attn: Linda

Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 345,369,548.92 shares (11.63%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Prime Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds Unit 38329, Terminal Annex, Los Angeles, CA 90051- 1577, 601,768,725.22 shares (34.13%); Hare & Co., c/o The Bank of New
York, Attn: Frank Notaro Spec. Prec. Dep., One Wall Street, 5th Floor, New York, NY 10286, 112,025,304.13 shares (6.35%); and Williams-Sonoma, Inc., Attn: Anne Willis, 100 North Point St., San Francisco, CA 94133, 95,846,682.04 shares (5.44%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: Bank of America NT&SA Financial Management & Trust Securities, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 774,557,020.40
shares (26.08%); BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, CA 94107, 215,048,397.20 shares (7.24%); and Security Pacific Cash Management, c/o Bank of America-GPO M/C 5533,
Attn: Regina Olsen, 1850 Gateway Blvd., Concord, CA 94520, 623,555,100.00 shares (20.99%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the Prime Fund were as follows: BA Investment Services, Inc., fbo Clients, Attn: Unit 7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 182,122,939.79 shares (99.93%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt Money Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 70,078,022.430 shares (86.13%); BA
Securities, Inc., 185 Berry Street, San Francisco, CA 94107, 8,946,080.940 shares (11.00%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, fbo Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 127,407,819.400 shares (75.58%); and BISYS Fund Services, Inc. Pittsburgh, fbo Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 25,509,587,090 shares (15.13%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owenrs more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows: Bank of America NT&SA, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 277,671,104.36 shares (98.02%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Fund were as follows: BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry St., 3rd Floor, Unit 7852, San Francisco, CA 94107, 24,291,230.92 shares (14.41%); and Bank of
America FM&TS Oper. CA, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1571, 127,407,819.40 shares (75.58%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows:
BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 199,716,452.460 shares (41.24%); BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 270,828,273.620 shares (55.93%).

                  At January 16, 1997, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry St., 3rd Floor, Unit 7852, San Francisco, CA 94107, 109,455,388.64 shares (23.81%); and
Bank of America NT&SA TTEE/Cus, Attn: Common Trust Funds Unit 38329, P.O. Box 513577, Terminal Annex, Los Angeles, CA 90051-1577, 198,047,795.49 shares
(43.09%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class X Shares of the California Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852- Dan Spillane, P.O. Box 7042, San Francisco, CA 94120, 23,643,642.410 shares (100%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding A Shares of the Corporate Bond Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051 ,251,255.44 shares (12.34%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Corporate Bond Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 11,694.177 shares (99.44%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows: BA Investment Services, Inc., fbo 421981352, 185 Berry Street, 3rd Floor 2640, San Francisco, CA 94104, 79,473.387 shares (5.34%); and BA Investment Services, Inc., fbo 405084421, 555 California Street, 4th Floor 2640, San Francisco, CA 94104, 90,141.644 shares (6.06%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the National Municipal Bond Fund were as follows: BISYS Fund Services, Inc., 3435 Stelzer Road, Suite 100, Columbus, Ohio 43219, 102.732 shares (100%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the International Equity Fund were as follows: PACO, Attn: Mutual Funds, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 216,572,540 shares (15.56%); and PACO, Attn: Mutual Funds, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 406,657,130 shares (29.22%); and Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 417,172.137 shares (29.98%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the International Equity Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 10,729.796 shares (99.06%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Aggressive Growth Fund were as follows: Charles Schwabb & Co., Inc., Reinvest Account, Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104, 664,279.549 shares (6.30%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Aggressive Growth Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 11,482.539 shares (99.53%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Intermediate Bond Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 934,163.859 shares (41.55%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Intermediate Bond Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 33,424.373 shares (99.68%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Blue Chip Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 437,870.491 shares (7.65%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Blue Chip Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 41,926.034 shares (99.88%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Capital Income Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 31,671.008 shares (94.91%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the California Tax-Exempt Bond Fund were as follows: BISYS Fund Services, Inc., Attn: Regulation and Compliance Department, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, 141.651 shares (100%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the Asset Allocation Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 36,492.589 shares (99.83%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class K Shares of the U.S. Government Securities Fund were as follows: Corelink Financial Inc., P.O. Box 4054, Concord, CA 94524, 21,757.224 shares (99.50%).

                  At January 17, 1997, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Short-Term Government Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds, Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 1,273,707.695 shares (96.07%).

                  At such dates, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.

                  The Prospectus relating to the Funds and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescibed under its rules and regulations.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                  "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

                  "B" - Issue has only a speculative capacity for timely payment.

                  "C" - Issue has a doubtful capacity for payment.

                  "D" - Issue is in payment default.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.


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



                  "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternative liquidity is maintained.

                  "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuer does not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk

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



factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks,

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thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

                  "A1" - Obligations are supported by the highest capacity for timely repayment.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

                  "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

                  "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

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




CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

                  "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

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




                  "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                  "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  "CI" - This rating is reserved for income bonds on which no interest is being paid.

                  "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and

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



principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes

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



occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


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



                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

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




                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of

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



principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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




                  "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.


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



                                   APPENDIX B
                                   ----------


                  As stated in the Prospectus, the Portfolios, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix B.

I.       INTEREST RATE FUTURES CONTRACTS
         -------------------------------

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most

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cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio's entering into a futures contract sale.
If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. A Portfolio may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLES OF FUTURES CONTRACT SALE. A Portfolio would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Portfolio tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The investment adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. Such Portfolio might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.


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



                  In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The investment adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Portfolio in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLES OF FUTURES CONTRACT PURCHASE. A Portfolio would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Portfolio's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Portfolio would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Portfolio may purchase.

                  For example, assume that the market price of a long-term bond that a Portfolio may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Portfolio might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Portfolio would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case,

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



the 5-point increase in the price that the Portfolio pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

                  The investment adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Portfolio would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Portfolio would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      STOCK INDEX FUTURES CONTRACTS
         -----------------------------

                  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Asset Allocation Fund and Blue Chip Master Portfolio will sell stock index futures contracts in order to offset a decrease in market value of their respective portfolio securities that might otherwise result from a market decline. The Portfolios may do so either to hedge the value of their respective portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolios will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Portfolios will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Asset Allocation Fund and Blue Chip Master Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of their respective portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolios may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their respective portfolios will decline prior to the time of sale.

                  The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Portfolio                                            Futures
     ---------                                            -------
                                                     -Day Hedge is Placed-

Anticipate Buying $62,500                              Buying 1 Index Futures
 Blue Chip Master Portfolio                             at 125
                                                       Value of Futures =
                                                         $62,500/Contract

                                                     -Day Hedge is Lifted-

Buy Blue Chip Master Portfolio with Sell 1 Index Futures at 130
 Actual Cost = $65,000                                 Value of Futures = $65,000/
Increase in Purchase Price =                            Contract
 $2,500                                                Gain on Futures = $2,500

                        HEDGING A STOCK PORTFOLIO:  Sell the Future
                        Hedge Objective:  Protect Against Declining
                                     Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

     Portfolio                                            Futures
     ---------                                            -------

                                                     -Day Hedge is Placed-

Anticipate Selling $1,000,000                          Sell 16 Index Futures at 125
 Blue Chip Master Portfolio                          Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-

Blue Chip Master Portfolio-Own                       Buy 16 Index Futures at 120
     Stock with Value = $960,000                       Value of Futures = $960,000
     Loss in Fund Value = $40,000                    Gain on Futures = $40,000

                  If, however, the market moved in the opposite direction, that is, market value decreased and a Portfolio had entered into an anticipatory purchase hedge, or market value increased and a Portfolio had hedged its stock portfolio, the results of the Portfolio's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Portfolio                                            Futures
     ---------                                            -------

                                                     -Day Hedge is Placed-
Anticipate Buying $62,500                              Buying 1 Index Futures at 125
 Blue Chip Master Portfolio                          Value of Futures = $62,500/
                                                        Contract

                                                     -Day Hedge is Lifted-

Buy Blue Chip Master Portfolio with Sell 1 Index Futures at 120
 Actual Cost - $60,000                                 Value of Futures = $60,000/
Decrease in Purchase Price = $2,500                     Contract
                                                     Loss on Futures = $2,500

                        HEDGING A STOCK PORTFOLIO:  Sell the Future
                        Hedge Objective:  Protect Against Declining
                                     Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

     Portfolio                                            Futures
     ---------                                            -------

                                                     -Day Hedge is Placed-

Anticipate Selling $1,000,000                        Sell 16 Index Futures at 125
 Blue Chip Master Portfolio                           Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-

Blue Chip Master Portfolio-Own                       Buy 16 Index Futures at 130
     Stock with Value = $1,040,000                    Value of Futures = $1,040,000
     Gain in Fund Value = $40,000                    Loss of Futures = $40,000



III.  MARGIN PAYMENTS
      ---------------

                  Unlike when a Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Portfolio's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

IV.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS
     ------------------------------------------

                  There are several risks in connection with the use of futures in the Portfolios as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Portfolio involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the future and also experience a decline in value in its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

                  In instances involving the purchase of futures contracts by a Portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  Successful use of futures by a Portfolio is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

V.   OPTIONS ON FUTURES CONTRACTS
     ----------------------------

                  Each Portfolio may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell

(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolios because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VI.  OTHER HEDGING TRANSACTIONS
     --------------------------

                  The Asset Allocation Fund and Intermediate Bond Master Portfolio presently intend to use interest rate futures contracts, and the Asset Allocation Fund and the Blue Chip Master Portfolio presently intend to use stock index futures contracts, in connection with their hedging activities. Nevertheless, each of these Portfolios is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Portfolios' hedging strategies if, in the judgment of the investment adviser, transactions therein are necessary or advisable.

VII.  ACCOUNTING AND TAX TREATMENT
      ----------------------------

                  Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

                  Generally, futures contracts and options on futures contracts held by a Portfolio at the close of the Portfolio's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by a Portfolio in a prior year as a result of the constructive sale of the contracts or options. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or
(2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.

                  With respect to the Asset Allocation Fund and the Intermediate Bond Master Portfolio, some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that such Funds may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  An additional requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income must be derived from gains realized on the sale or other disposition of the following investments held for less than three moths: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                    FORM N-1A

PART C.  OTHER INFORMATION

         ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements:

                           (1)      Included in Part A hereof:


                                    Financial Highlights for the:
                                            Intermediate Bond, Blue Chip and
                                            Asset Allocation Funds


                           (2)      Incorporated by reference in Part B hereof:


                                            The audited Financial Statements
                                            and related notes thereto and the
                                            Auditor's reports thereon for the
                                            Intermediate Bond (formerly,
                                            Flexible Bond Fund), Blue Chip and
                                            Asset Allocation Funds for the
                                            fiscal year ended February 29, 1996
                                            - as filed with the Securities and
                                            Exchange Commission ("SEC") on June
                                            11, 1996 pursuant to Rule 30b2-1 of
                                            the Investment Company Act of 1940
                                            (Nos. 2-81110 and 811-4293).

                                            The audited Financial Statements and
                                            related notes thereto and the
                                            Auditor's reports thereon for the
                                            Investment Grade Bond, Blue Chip and
                                            Asset Allocation Portfolios of
                                            Master Investment Trust, Series I
                                            for the fiscal year ended February
                                            29, 1996 - as filed with the SEC on
                                            June 11, 1996 pursuant to Rule
                                            30b2-1 of the Investment Company Act
                                            of 1940 (Nos. 2-81110 and 811-4293).

                                            The unaudited Financial Statements
                                            and related notes thereto for the
                                            Intermediate Bond, Blue Chip and
                                            Asset Allocation Funds for the
                                            period ended August 31, 1996 - as
                                            filed with the SEC on November 12,
                                            1996 pursuant to Rule 30b2-1 of the
                                            Investment Company Act of 1940 (Nos.
                                            2-8110 and 811-4293).

                                            The unaudited Financial Statements
                                            and related notes thereto for the
                                            Investment Grade Bond, Blue Chip
                                            and Asset

                                            Allocation Portfolios of Master
                                            Investment Trust, Series I for the
                                            period ended August 31, 1996 - as
                                            filed with the SEC on November 12,
                                            1996 pursuant to Rule 30b2-1 of the
                                            Investment Company Act of 1940 (Nos.
                                            2-81110 and 811-4293).


                  (b)      Exhibits:

                           (1)  (a)   Restated Articles of Incorporation filed
                                      November 22, 1983 are incorporated by
                                      reference to Exhibit 1(a) to Post-
                                      Effective Amendment No. 45 to the
                                      Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293)
                                      filed February 23, 1996 ("Post-Effective
                                      Amendment No. 45").

                                (b) Articles Supplementary filed January 9, 1986 are incorporated by reference to
                                      Exhibit 1(b) to Post-Effective Amendment
                                      No. 45.

                                (c)   Articles Supplementary to increase
                                      authorized capital stock filed
                                      August 31, 1989 are incorporated by
                                      reference to Exhibit 1(c) to Post-
                                      Effective Amendment No. 45.

                                (d)   Articles Supplementary classifying
                                      shares filed August 31, 1989 are
                                      incorporated by reference to Exhibit
                                      1(d) to Post-Effective Amendment No. 45.


                                (e)   Articles Supplementary classifying
                                      shares filed June 3, 1991 are
                                      incorporated by reference to Exhibit
                                      1(e) to Post-Effective Amendment No. 45.


                                (f)   Articles Supplementary classifying and
                                      reclassifying shares filed August 1,
                                      1991 are incorporated by reference to
                                      Exhibit 1(f) to Post-Effective Amendment
                                      No. 45.

                                (g)   Articles Supplementary to increase
                                      authorized capital stock filed August
                                      16, 1991 are incorporated by reference
                                      to Exhibit 1(g) to Post-Effective
                                      Amendment No. 45.

                              (h)     Articles Supplementary classifying
                                      shares filed August 16, 1991 are
                                      incorporated by reference to Exhibit
                                      1(h) to Post-Effective Amendment No. 45.

                              (i)     Articles Supplementary classifying
                                      shares filed November 25, 1991 are
                                      incorporated by reference to Exhibit
                                      1(i) to Post-Effective Amendment No. 45.

                              (j)     Articles Supplementary classifying
                                      shares filed May 11, 1992 are
                                      incorporated by reference to Exhibit
                                      1(j) to Post-Effective Amendment No. 45.

                              (k)     Articles Supplementary reclassifying
                                      shares filed May 15, 1992 are
                                      incorporated by reference to Exhibit
                                      1(k) to Post-Effective Amendment No. 45.

                              (l)     Articles Supplementary classifying
                                      shares filed July 20, 1992 are
                                      incorporated by reference to Exhibit
                                      1(l) to Post-Effective Amendment No. 45.

                              (m)     Articles Supplementary to increase
                                      authorized capital stock filed August 6, 1992 are incorporated by reference to
                                      Exhibit 1(m) to Post-Effective Amendment
                                      No. 45.

                              (n)     Articles Supplementary classifying
                                      shares filed August 6, 1992 are
                                      incorporated by reference to Exhibit
                                      1(n) to Post-Effective Amendment No. 45.

                              (o)     Articles Supplementary classifying
                                      shares filed March 3, 1993 are
                                      incorporated by reference to Exhibit
                                      1(o) to Post-Effective Amendment No. 45.

                              (p)     Articles Supplementary reclassifying
                                      shares filed May 12, 1993 are
                                      incorporated by reference to Exhibit
                                      1(p) to Post-Effective Amendment No. 45.

                              (q)     Articles of Amendment eliminating
                                      restriction on number of classes of
                                      shares filed May 8, 1990 are
                                      incorporated by reference to Exhibit
                                      1(q) to Post-Effective Amendment No. 45.

                              (r)     Articles of Amendment reclassifying
                                      shares filed on July 9, 1993 are
                                     incorporated by reference to Exhibit
                                     1(r) to Post-Effective Amendment No. 45.

                             (s)     Articles Supplementary classifying
                                     shares filed November 18, 1993 are
                                     incorporated by reference to Exhibit
                                     1(s) to Post-Effective Amendment No. 45.

                             (t)     Articles Supplementary reclassifying
                                     shares filed November 18, 1993 are
                                     incorporated by reference to Exhibit
                                     1(t) to Post-Effective Amendment No. 45.

                             (u)     Articles Supplementary reclassifying
                                     shares filed January 21, 1994 are
                                     incorporated by reference to Exhibit
                                     1(u) to Post-Effective Amendment No. 45.

                             (v)     Articles Supplementary classifying
                                     shares filed October 30, 1995 are
                                     incorporated by reference to Exhibit
                                     1(v) to Post-Effective Amendment No. 47
                                     to the Registration Statement of the
                                     Registrant on Form N-1A (Nos. 2-
                                     81110/811-4293) filed April 30, 1996
                                     ("Post-Effective Amendment No. 47").

                             (w) Articles of Amendment cancelling shares filed on January 26, 1996 are incorporated by reference to Exhibit 1(v) to Post-Effective Amendment No. 45.

                             (x)     Articles Supplementary classifying
                                     shares filed on January 26, 1996 are
                                     incorporated by reference to Exhibit
                                     1(w) to Post-Effective Amendment No. 45.

                             (y)     Articles Supplementary reclassifying
                                     shares filed on January 26, 1996 are
                                     incorporated by reference to Exhibit
                                     1(x) to Post-Effective Amendment No. 45.

                             (z)     Articles Supplementary reclassifying
                                     shares filed on April 12, 1996 are
                                     incorporated by reference to Exhibit
                                     1(z) to Post-Effective Amendment No. 51
                                     to the Registration Statement of the
                                     Registrant on Form N-1A (Nos. 2-
                                     81110/811-4293) filed November 13, 1996
                                     ("Post-Effective Amendment No. 51").

                             (aa)    Articles Supplementary reclassifying
                                     shares filed on June 25, 1996 are
                                     incorporated by reference to Exhibit
                                     1(z) to Post-Effective Amendment No. 50
                                     to the Registration Statement of the
                                     Registrant on Form N-1A (Nos. 2-
                                     81110/811-4293) filed July 29, 1996
                                     ("Post-Effective Amendment No. 50.").

                                (bb) Articles Supplementary reclassifying
                                     shares filed on June 25, 1996 are
                                     incorporated by reference to Exhibit
                                     1(aa) to Post-Effective Amendment
                                     No. 50.

                                (cc) Articles Supplementary reclassifying
                                     shares filed on June 25, 1996 are
                                     incorporated by reference to Exhibit
                                     1(bb) to Post-Effective Amendment
                                     No. 50.


                                (dd) Form of Articles Supplementary
                                     reclassifying shares.


                           (2)  (a)  Amended and Restated By-Laws as approved
                                     by Registrant's Board of Directors on
                                     July 23, 1996 are incorporated by
                                     reference to Exhibit 2(f) to Post-
                                     Effective Amendment No. 50.

                           (3)       None.

                           (4) See Article VI, Section (2) of Article VII, Article VIII and Section (2) and
                                     (4) of Article X of the Restated
                                     Articles of Incorporation incorporated
                                     by reference to Exhibit 1(a) of Post-
                                     Effective Amendment No. 45 and Article
                                     I, Section 1 and 10 of Article II,
                                     Article IV and Section 1 of Article VI
                                     of the Amended and Restated By-laws
                                     incorporated by reference to Exhibit
                                     2(f) of Post-Effective Amendment No. 50.

                           (5)  (a)  Investment Advisory Agreement
                                     dated as of April 22, 1992 between
                                     Registrant and Bank of America
                                     National Trust and Savings
                                     Association (Money Market Funds) is
                                     incorporated by reference to Exhibit
                                     5(a) to Post-Effective Amendment No.
                                     45.

                                (b)  Investment Advisory Agreement dated as
                                     of April 22, 1992 between Registrant and
                                     Bank of America National Trust and
                                     Savings Association (Non-Money Market
                                     Funds) is incorporated by reference to
                                     Exhibit 5(b) to Post-Effective Amendment
                                     No. 45.

                              (c)     Addendum to Investment Advisory
                                      Agreement dated as of March 1, 1993
                                      between Registrant and Bank of
                                      America National Trust and Savings
                                      Association (Money Market Funds -
                                      Prime Value Fund) is incorporated by
                                      reference to Exhibit 5(c) to
                                      Post-Effective Amendment No. 45.

                              (d)     Addendum to Investment Advisory
                                      Agreement dated as of March 1, 1993
                                      between Registrant and Bank of America
                                      National Trust and Savings Association
                                      (Money Market Funds - Government and
                                      Treasury Only Funds) is incorporated by
                                      reference to Exhibit 5(d) to Post-
                                      Effective Amendment No. 45.

                              (e)     Investment Advisory Agreement dated
                                      November 1, 1994 between Registrant
                                      and Bank of America National Trust &
                                      Savings Association with respect to
                                      the Capital Income Fund is
                                      incorporated by reference to Exhibit
                                      5(e) to Post-Effective Amendment No. 45.

                              (f)     Investment Advisory Agreement dated
                                      as of July 1, 1996 between
                                      Registrant and Bank of America
                                      National Trust & Savings Association
                                      with respect to the National
                                      Municipal Bond Fund is incorporated
                                      by reference to Exhibit 5(f) to
                                      Post-Effective Amendment No. 51.

                              (g) Investment Advisory Agreement dated as of July 30, 1996 between Registration and Bank of America National Trust and Savings Association with respect to the International Equity and Short-Term Government Funds is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 51.


                              (h) Investment Advisory Agreement dated as of September 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the Corporate Bond Fund is incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293)
                                      filed January 31, 1997 ("Post-Effective
                                      Amendment No. 52").

                                (i) Amended and Restated Investment Advisory Agreement dated as of January 1, 1997 between Registrant and Bank of America National Trust & Savings Association with respect to the International Equity Fund is incorporated by reference to
                                      Exhibit 5(i) to Post-Effective Amendment
                                      No. 52.

                                (j) Sub-Investment Advisory Agreement dated as of January 1, 1997 between Bank of America National Trust & Savings Association and Wellington Management Company, LLP with respect to the International Equity Fund is incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 52.

                                (k)   Form of Investment Advisory Agreement
                                      dated as of ___________ between
                                      Registrant and Bank of America National
                                      Trust & Savings Association with respect to the Asset Allocation Fund.



                           (6)  (a)   Amended and Restated Distribution
                                      Agreement between the Registrant and
                                      Concord Financial Group, Inc. is
                                      incorporated by reference to Exhibit
                                      6(a) to Post-Effective Amendment No. 51.

                                (b)   Form of Broker/Dealer Agreement is
                                      incorporated by reference to Exhibit
                                      6(c) to Post-Effective Amendment No. 45.

                                (c)   Form of Bank Agreement is incorporated
                                      by reference to Exhibit 6(d) to Post-
                                      Effective Amendment No. 45.

                           (7)        Board Guidelines on Significant
                                      Governance Issues (which includes a
                                      description of the Board of Director's
                                      retirement policy and benefit) are
                                      incorporated by reference to Exhibit 7
                                      to Post-Effective Amendment No. 45.

                           (8)  (a)   Custody Agreement between Registrant and
                                      The Bank of New York dated as of
                                      April 3, 1989 is incorporated by
                                      reference to Exhibit 8(a) to Post-
                                      Effective Amendment No. 45.

                                (b)   Amendment No. 1 to Custody Agreement
                                      between Registrant and The Bank of New
                                      York dated as of March 30, 1990 is
                                    incorporated by reference to Exhibit
                                    8(b) to Post-Effective Amendment No. 45.

                            (c)     Amendment No. 2 to Custody Agreement
                                    between Registrant and The Bank of New
                                    York dated as of February 26, 1993 is
                                    incorporated by reference to Exhibit
                                    8(c) to Post-Effective Amendment No. 49
                                    to the Registration Statement of the
                                    Registrant on Form N-1A (Nos. 2-
                                    81110/811-4293) filed June 28, 1996
                                    ("Post-Effective Amendment No. 49").

                            (d)     Amendment No. 3 to Custody Agreement
                                    between Registrant and The Bank of New
                                    York dated as of April 24, 1996 is
                                    incorporated by reference to Exhibit
                                    8(d) to Post-Effective Amendment No. 49.

                            (e)     Amendment No. 4 to Custody Agreement
                                    between Registrant and The Bank of New
                                    York dated as of July 1, 1996 is
                                    incorporated by reference to Exhibit
                                    8(e) to Post-Effective Amendment No. 51.

                            (f)     Custodian Services Agreement between
                                    Registrant and PNC Bank, N.A is
                                    incorporated by reference to Exhibit
                                    8(c) to Post-Effective Amendment No. 45.

                            (g)     Transfer Agency Agreement between
                                    Registrant and BISYS Fund Services, Inc.
                                    is incorporated by reference to Exhibit
                                    8(d) to Post-Effective Amendment No. 47.


                            (h)     Amendment No. 1 to Transfer Agency
                                    Agreement between Registrant and BISYS
                                    Fund Services, Inc. is incorporated by
                                    reference to Exhibit 8(h) to Post-
                                    Effective Amendment No. 52.


                            (i)     Sub-Custodian Agreement between
                                    Registrant, The Bank of New York, and
                                    Security Pacific National Bank is
                                    incorporated by reference to Exhibit
                                    8(e) to Post-Effective Amendment No. 45.

                            (j) Sub-Custodian Agreement between The Bank of New York and Citibank, N.A. dated
                                    May 18, 1988 is incorporated by
                                    reference to Exhibit 8(f) to Post-
                                    Effective Amendment No. 45.

                                (k)   Form of Sub-Custody Agreement between
                                      The Bank of New York and Bank of America
                                      National Trust and Savings Association
                                      is incorporated by reference to Exhibit
                                      (8)(i) to Post-Effective Amendment No.
                                      37.


                           (9)  (a)   Basic Administrative Services Agreement
                                      between Registrant and The BISYS Group,
                                      Inc. (Money Market Funds) dated as of
                                      November 1, 1996 is incorporated by
                                      reference to Exhibit 9(a) to Post-
                                      Effective Amendment No. 52.

                                (b)   Administration Agreement between
                                      Registrant and The BISYS Group, Inc.
                                      (Non-Money Market Funds) dated as of
                                      November 1, 1996 is incorporated by
                                      reference to Exhibit 9(b) to Post-
                                      Effective Amendment No. 52.

                                (c)   Form of Amendment No. 1 to the
                                      Administration Agreement between
                                      Registrant and The BISYS Group, Inc.
                                      (Asset Allocation Fund) dated as of
                                      ____________________.

                                (d)   Cash Management and Related Services
                                      Agreement between Registrant and The
                                      Bank of New York (Horizon Shares and
                                      Horizon Service Shares) dated as of
                                      May 1, 1990 is incorporated by
                                      reference to Exhibit 9(s) to
                                      Post-Effective Amendment No. 45.

                                (e)   Amendment to Cash Management and
                                      Related Services Agreement between
                                      Registrant and The Bank of New York
                                      dated as of June 21, 1993 is
                                      incorporated by reference to Exhibit
                                      9(t) to Post-Effective Amendment No.
                                      45.

                                (f)   Accounting Services Agreement between
                                      the Registrant and Provident Financial
                                      Processing Corp is incorporated by
                                      reference to Exhibit 9(u) to Post-
                                      Effective Amendment No. 45.

                           (10)1 Opinion of counsel that shares are validly issued, fully paid and non-assessable.

                           (11)  (a)  Consent of Drinker Biddle &
                                      Reath.

                                 (b)  Consent of Price Waterhouse LLP.

                           (12)       None

                           (13)  (a)  Purchase Agreement between Registrant
                                      and The Dreyfus Corporation is
                                      incorporated by reference to Exhibit
                                      13(a) to Post-Effective Amendment No.
                                      45.

                                 (b)  Purchase Agreement between Registrant
                                      and Hambrecht & Quist Group, Inc. dated
                                      March 31, 1988 is incorporated by
                                      reference to Exhibit 13(b) to Post-
                                      Effective Amendment No. 45.

                                 (c)  Investment Letter of Concord Financial
                                      Group, Inc. to The Horizon Funds is
                                      incorporated by reference to Exhibit
                                      13(c) to Post-Effective Amendment No.
                                      45.

                                 (d)  Purchase Agreement between Pacific
                                      Horizon Tax-Exempt Money Market
                                      Portfolio, Inc. and Hambrecht & Quist
                                      Group, Inc. is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 45.

                                 (e)  Purchase Agreement between Pacific
                                      Horizon Tax-Exempt Money Market
                                      Portfolio, Inc. and Pacific Horizon Tax-
                                      Exempt Funds, Inc. is incorporated by
                                      reference to Exhibit 13(e) to Post-
                                      Effective Amendment No. 45.

                                 (f)  Purchase Agreement between Pacific
                                      Horizon Tax-Exempt Money Market
                                      Portfolio, Inc. and The Dreyfus
                                      Corporation is incorporated by reference
                                      to Exhibit 13(f) to Post-Effective
                                      Amendment No. 45.
--------

1 Filed with the Securities and Exchange Commission ("SEC") on April 29, 1996 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                                 (g)   Purchase Agreement between Pacific
                                       Horizon California Tax-Exempt Bond
                                       Portfolio, Inc. and Hambrecht & Quist
                                       Group, Inc. is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 45.

                                 (h)   Purchase Agreement between Pacific
                                       Horizon California Tax-Exempt Bond
                                       Portfolio, Inc. and The Dreyfus
                                       Corporation is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 45.

                                 (i)   Purchase Agreement between Pacific
                                       Horizon California Tax-Exempt Bond
                                       Portfolio, Inc. and Pacific Horizon Tax-
                                       Exempt Funds, Inc. is incorporated by
                                       reference to Exhibit 13(i) to Post-
                                       Effective Amendment No. 45.

                                 (j)   Investment Letter of Concord Financial
                                       Group, Inc. to The Horizon Capital Funds is incorporated by reference to Exhibit 13(j) to Post-Effective Amendment No. 45.

                           (14)  (a)   Individual Retirement Account and
                                       accompanying Custodial Agreement,
                                       Disclosure Statement, IRA Application
                                       and IRA Transfer/Rollover Request Form
                                       is incorporated by reference to Exhibit
                                       14(a) to Post-Effective Amendment No.
                                       45.

                                 (b)   Appointment of Successor Custodian for
                                       Individual Retirement Account dated
                                       as of August 3, 1990 is incorporated
                                       by reference to Exhibit 14(b) to
                                       Post-Effective Amendment No. 45.

                           (15)  (a)   Shareholder Services Plan for Non-Money
                                       Market Funds is incorporated by
                                       reference to Exhibit 15(a) to Post-
                                       Effective Amendment No. 45.

                                 (b)   Shareholder Services Plan for Horizon
                                       Service Shares as modified by
                                       Registrant's Board of Directors on
                                       January 29, 1993 is incorporated by
                                       reference to Exhibit 15(b) to Post-
                                       Effective Amendment No. 45.

                                 (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit

                                       15(c) to Post-Effective Amendment No.
                                       45.

                               (d) Revised Shareholder Service Agreement as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 45.

                               (e) Revised Shareholder Servicing Agreement for Non-Money Market Funds is incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45.

                               (f)     Special Management Services Plan and
                                       related Special Management Services
                                       Agreement for Pacific Horizon Shares
                                       of Registrant's Money Market Funds
                                       is incorporated by reference to
                                       Exhibit 15(f) to Post-Effective
                                       Amendment No. 51.

                               (g)     Distribution and Services Plan and
                                       related Administrative Servicing
                                       Agreement and Distribution Agreement
                                       with respect to Registrant's "B"
                                       Shares is incorporated by reference
                                       to Exhibit 15(g) to Post-Effective
                                       Amendment No. 51.

                               (h)     Distribution and Services Plan and
                                       related Distribution and Administrative
                                       Servicing Agreement with respect to
                                       Registrant's "S" Shares and "X" Shares
                                       is incorporated by reference to Exhibit
                                       15(f) to Post-Effective Amendment No.
                                       47.

                               (i)     Distribution Plan and related
                                       Distribution Agreement with respect to
                                       Registrant's "K" Shares is incorporated
                                       by reference to Exhibit 15(i) to Post-
                                       Effective Amendment No. 51.

                               (j)     Administrative and Shareholder
                                       Services Plan and related
                                       Administrative and Shareholder
                                       Services Agreement with respect to
                                       Registrant's "K" Shares is
                                       incorporated by reference to Exhibit
                                       15(j) to Post-Effective Amendment
                                       No. 51.

                                 (k)  Shareholder Service Plan and related
                                      Shareholder Servicing Agreement for SRF
                                      Shares.


                           (16)  (a)  Schedule for Computation of Performance
                                      Quotations with respect to the Prime
                                      Fund, Treasury Fund, Tax-Exempt Money
                                      Fund, Tax-Exempt Money Market Fund,
                                      California Tax-Exempt Money Market Fund,
                                      Aggressive Growth Fund, California Tax-
                                      Exempt Bond Fund, U.S. Government
                                      Securities Fund (formerly known as the
                                      GNMA Extra Fund) and Capital Income Fund
                                      (formerly known as the Convertible
                                      Securities Fund) is incorporated by
                                      reference to Exhibit 16(a) to Post-
                                      Effective Amendment No. 45.

                                 (b)  Schedule for Computation of Performance
                                      Quotations with respect to the
                                      Government Fund, Treasury Only Fund and
                                      Prime Value Fund is incorporated by
                                      reference to Exhibit 16(b) to Post-
                                      Effective Amendment No. 45.

                                 (c)  Schedule for Computation of Performance
                                      Quotations with respect to the Corporate
                                      Bond Fund, Intermediate Bond Fund
                                      (formerly known as the Flexible Bond
                                      Fund), Blue Chip Fund, Asset Allocation
                                      Fund and National Municipal Bond Fund is incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 45.

                                 (d)  Schedule for Computation of
                                      Performance Quotations with respect
                                      to the International Equity Fund is
                                      incorporated by reference to Exhibit
                                      16(d) to Post-Effective Amendment
                                      No. 51.


                                 (e)  Schedule for Computation of Performance
                                      Quotations with respect to the
                                      Short-Term Government Fund is
                                      incorporated by reference to Exhibit
                                      16(e) to Post-Effective Amendment
                                      No. 52.


                           (17)       Financial Data Schedule.

                           (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

         ITEM 25. PERSONS CONTROLLED BY OR UNDER
                  COMMON CONTROL WITH REGISTRANT
                  ------------------------------

                           Registrant is controlled by its Board of Directors.

         ITEM 26. NUMBER OF HOLDERS OF SECURITIES
                  -------------------------------

                                                                                NUMBER OF RECORD
                                                                                HOLDERS AS OF
                  TITLE OF CLASS                                                DECEMBER 31, 1996
                  --------------                                                -----------------
                  Class A Common Stock                                                  365
                  Class A Common Stock -
                   Special Series 1                                                    1300
                  Class A Common Stock -
                   Special Series 2                                                     104
                  Class A Common Stock -
                   Special Series 3                                                       0
                  Class A Common Stock -
                   Special Series 4                                                       2
                  Class B Common Stock                                                 1703
                  Class B Common Stock -
                   Special Series 1                                                    2012
                  Class B Common Stock -
                   Special Series 2                                                     398
                  Class B Common Stock -
                   Special Series 3                                                       0
                  Class B Common Stock -
                   Special Series 4                                                       4
                  Class D Common Stock                                                16712
                  Class D Common Stock -
                   Special Series 3                                                       0
                  Class D Common Stock -
                   Special Series 5                                                       2
                  Class E Common Stock                                                 3842
                  Class E Common Stock -
                   Special Series 3                                                       0
                  Class E Common Stock -
                   Special Series 5                                                       2
                  Class F Common Stock                                                17551
                  Class F Common Stock -
                   Special Series 3                                                       0
                  Class F Common Stock -
                   Special Series 5                                                       3
                  Class G Common Stock                                                 4149
                  Class G Common Stock -
                   Special Series 3                                                       0
                  Class G Common Stock -
                   Special Series 5                                                       1
                  Class H Common Stock                                                    0
                  Class I Common Stock                                                  155
                  Class I Common Stock -
                   Special Series 1                                                      55


                                                                                NUMBER OF RECORD
                                                                                HOLDERS AS OF
                  TITLE OF CLASS                                                DECEMBER 31, 1996
                  --------------                                                -----------------

                  Class I Common Stock -
                   Special Series 2                                                      20
                  Class J Common Stock                                                  240
                  Class J Common Stock -
                   Special Series 1                                                     333
                  Class J Common Stock -
                   Special Series 2                                                       5
                  Class J Common Stock -
                   Special Series 4                                                       2
                  Class K Common Stock                                                   64
                  Class K Common Stock -
                   Special Series 1                                                    1578
                  Class K Common Stock -
                   Special Series  2                                                     18
                  Class L Common Stock                                                  121
                  Class L Common Stock -
                   Special Series 1                                                     193
                  Class L Common Stock -
                   Special Series 2                                                      49
                  Class M Common Stock                                                  569
                  Class M Common Stock -
                   Special Series 3                                                       0
                  Class M Common Stock -
                   Special Series 5                                                       2
                  Class M Common Stock -
                   Special Series 7                                                       0
                  Class N Common Stock                                                 9978
                  Class N Common Stock -
                   Special Series 3                                                       0
                  Class N Common Stock -
                   Special Series 5                                                       2
                  Class N Common Stock -
                   Special Series 7                                                       0
                  Class O Common Stock                                                 2121
                  Class O Common Stock -
                   Special Series 3                                                       0
                  Class O Common Stock -
                   Special Series  5                                                      2
                  Class O Common Stock -
                   Special Series  7                                                      0
                  Class Q Common Stock                                                  406
                  Class Q Common Stock -
                   Special Series 3                                                       0
                  Class Q Common Stock -
                   Special Series 5                                                       1
                  Class R Common Stock                                                    0
                  Class R Common Stock -
                   Special Series 3                                                       0
                  Class R Common Stock -
                   Special Series 5                                                       0
                  Class S Common Stock                                                    0
                  Class S Common Stock -
                   Special Series 3                                                       0
                  Class S Common Stock -


                                                                                NUMBER OF RECORD
                                                                                HOLDERS AS OF
                  TITLE OF CLASS                                                DECEMBER 31, 1996
                  --------------                                                -----------------
                   Special Series 5                                                       0
                  Class T Common Stock                                                  327
                  Class T Common Stock -
                   Special Series 3                                                       0
                  Class T Common Stock -
                   Special Series 5                                                       2
                  Class U Common Stock                                                    6
                  Class U Common Stock -
                   Special Series 3                                                       0
                  Class U Common Stock -
                   Special Series 5                                                       0
                  Class V Common Stock                                                    0
                  Class V Common Stock -
                   Special Series 3                                                       0
                  Class V Common Stock -
                   Special Series 5                                                       0
                  Class W Common Stock                                                 2508
                  Class W Common Stock -
                   Special Series 3                                                       0
                  Class W Common Stock -
                   Special Series 5                                                       2

         ITEM 27. INDEMNIFICATION
                  ---------------

                  Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's Amended and Restated By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the Fund's sub-adviser, principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Section 8 of the Sub-Advisory Agreement incorporated herein by reference as Exhibit (5)(j),
Article V of the Amended and Restated Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), Article XV, Section 15 of the Custody Agreement incorporated herein by reference as Exhibit (8)(a) hereto, Article XII, Section 14 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(i) hereto, Article III, Section 4 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(j) hereto, Section 8 of the form of Sub-Custody Agreement incorporated herein by reference as Exhibit (8)(k),
Article VII, Section 7, of the Transfer Agency Agreement incorporated herein by reference as Exhibit (8)(g), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated herein by reference as Exhibit
(9)(d) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         ITEM 28. (A)      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
                           ADVISER
                           --------------------------------------------

                  Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

                  To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.


POSITION WITH
BANK OF AMERICA
NATIONAL TRUST
AND SAVINGS                                               PRINCIPAL                       TYPE OF
ASSOCIATION                NAME                           OCCUPATION                      BUSINESS
-----------                ----                           ----------                      --------
Director...................Joseph F. Alibrandi            Chairman of the                 Manufacturer of
                                                          Board and CEO,                  Aerospace and
                                                          Whittaker                       Communication
                                                          Corporation                     Products

Director...................Jill Elikann Barad             President and Chief             Toy manufacturer
                                                          Executive Officer,              and distributor
                                                          Mattel, Inc.

Director...................Peter B. Bedford               Chairman and CEO,               California based
                                                          Bedford Property                Real Estate
                                                          Investors, Inc.                 Investment Trust

Director ..................Andrew F. Brimmer              President,                      Consulting
                                                          Brimmer & Co., Inc.

Director ..................Richard A.                     Retired Chairman of             Utility Company
                           Clarke                         the Board, Pacific
                                                          Gas and Electric
                                                          Company

Chairman ..................David A. Coulter               Chairman of the                 Banking
                                                          Board, Chief
                                                          Executive Officer
                                                          and President, Bank
                                                          America Corporation
                                                          and Bank of
                                                          America National
                                                          Trust & Savings
                                                          Association

Director ..................Timm F. Crull                  Chairman,                       Greeting cards
                                                          Hallmark International

Director ..................Kathleen Feldstein             President,                      Economic
                                                          Economics                       Consulting
                                                          Studies, Inc.

Director ..................Donald E. Guinn                Chairman Emeritus,              Telecommuni-
                                                          Pacific Telesis                 cations and
                                                          Group                           Diversified
                                                                                          Holding Com-
                                                                                          pany

Director ..................Frank L. Hope, Jr.             Consulting                      Architectural
                                                          Architect                       and Engineering
                                                                                          Consulting

Director ..................Ignacio E. Lozano,             Chairman,                       Newspaper
                           Jr.                            "La Opinion"                    Publishing

Director ..................Walter E. Massey,              President,                      Higher
                           Ph.D.                          Morehouse                       Education
                                                          College

Director ..................John M. Richman                Of Counsel,                     Law firm
                                                          Wachtell, Lipton,
                                                          Rosen & Katz


POSITION WITH
BANK OF AMERICA
NATIONAL TRUST
AND SAVINGS                                               PRINCIPAL                       TYPE OF
ASSOCIATION                NAME                           OCCUPATION                      BUSINESS
-----------                ----                           ----------                      --------
Director ..................Richard M.                     Retired; Chairman               Banking
                           Rosenberg                      of the Board and
                                                          CEO, Bank America
                                                          Corporation and
                                                          Bank of America
                                                          National Trust &
                                                          Savings Association

Director ..................A. Michael Spence              Dean of the                     Higher
                                                          Graduate School of              Education
                                                          Business, Stanford
                                                          University

Director ..................Solomon D.                     President and CEO,              Telecommunica-
                            Trujillo                      U.S. West                       tions
                                                          Communications
                                                          Group

                  (b)      BUSINESS AND OTHER CONNECTIONS OF SUB-ADVISER

                  Wellington Management Corporation, LLP, ("Wellington") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  The list required by this Item 28 of the partners of Wellington, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by references to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

         ITEM 29.  PRINCIPAL UNDERWRITERS
                   ----------------------

                  (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds and Time Horizon Funds.

                  (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statement of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated herein by reference.

                  (c) Not Applicable.

         ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
                   --------------------------------

                  (1) The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424 (records relating to the administrator).

                  (2) Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the distributor).

                  (3) Concord Management (Ireland) Limited, Floor 2, Block 2, Harcourt Centre, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

                  (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).

                  (5) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to the investment sub-adviser for the International Equity
                           Fund)

                  (6) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub-Custodian for the Funds it services).

                  (7) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).

                  (8) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).

                  (9) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By-Laws and Minute Books).

                  (10) PNC Bank, National Association, 1600 Market Street, 28th Floor, Philadelphia, PA 19103, (records relating to the custodian for the Funds it services).

                  (11) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

         ITEM 31.  MANAGEMENT SERVICES
                   -------------------

                           Inapplicable.

         ITEM 32.  UNDERTAKINGS
                   ------------

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

                  Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 6th day of February, 1997.


                             PACIFIC HORIZON FUNDS, INC.
                             Registrant

                             */Cornelius John Pings
                             ----------------------
                              Cornelius John Pings
                              President
                              (Signature and Title)

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----


*/Cornelius John Pings                      Chairman of the                        February 6, 1997
---------------------------                 Board and President
Cornelius John Pings


/s/ Kevin L. Martin                         Treasurer (Chief                       February 6, 1997
---------------------------                 Accounting and
Kevin L. Martin                             Financial Officer)


*/Thomas M. Collins                         Director                               February 6, 1997
---------------------------
Thomas M. Collins

*/Douglas B. Fletcher                       Director                               February 6, 1997
---------------------------
Douglas B. Fletcher

*/Robert E. Greeley                         Director                               February 6, 1997
---------------------------
Robert E. Greeley

*/Kermit O. Hanson                          Director                               February 6, 1997
---------------------------
Kermit O. Hanson




*By:  /s/ W. Bruce McConnel, III
    ---------------------------
      W. Bruce McConnel, III
      Attorney-in-fact



                                   SIGNATURES


                  Master Investment Trust, Series I has duly caused this Amendment to the Registration Statement of the Pacific Horizon Funds, Inc. as it relates to the Intermediate Bond (formerly, Flexible Bond), Blue Chip and Asset Allocation Funds only, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on this 6th day of February, 1997.


                                MASTER INVESTMENT TRUST, SERIES I


                                /s/ J. David Huber
                                ------------------
                                J. David Huber
                                President
                                (Signature and Title)

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Pacific Horizon Funds, Inc. has been signed below by the Trustees and Principal Officers of Master Investment Trust, Series I on the Dates indicated.


Signature                                   Title                                          Date
---------                                   -----                                          ----
/s/ J. David Huber                          President                                   February 6,1997
--------------------------
J. David Huber

*/ Thomas M. Collins                        Chairman of the Board                       February 6,1997
--------------------------
Thomas M. Collins

/s/ Adrian J. Waters                        Executive Vice President,                   February 6,1997
--------------------------                  Assistant Secretary and
Adrian J. Waters                            Treasurer (Chief Accounting
                                            and Financial Officer)

*/Michael Austin                            Trustee                                     February 6,1997
--------------------------
Michael Austin

*/Robert A. Nathane                         Trustee                                     February 6,1997
--------------------------
Robert A. Nathane

*/Robert E. Greeley                         Trustee                                     February 6,1997
--------------------------
Robert E. Greeley

*/Cornelius J. Pings                        Trustee                                     February 6,1997
--------------------------
Cornelius J. Pings

*By: /s/ W. Bruce McConnel, III
    ----------------------------
     W. Bruce McConnel, III
     Attorney-in-fact


                           PACIFIC HORIZON FUNDS, INC.

                            Certificate of Secretary


                  The following resolution was duly adopted by the Board of Directors of Pacific Horizon Funds, Inc. on October 29, 1996 and remains in effect on the date hereof:

                           FURTHER RESOLVED, that the directors and officers of
                  Pacific Horizon who may be required to execute any amendments to Pacific Horizon's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Cornelius J. Pings their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Pacific Horizon any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.


                  IN WITNESS WHEREOF, I have hereunto set my hand this 29th day of October, 1996.


                                             PACIFIC HORIZON FUNDS, INC.


                                             /s/ W. Bruce McConnel, III
                                             --------------------------
                                             W. Bruce McConnel, III
                                             Secretary

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                           /s/ Cornelius John Pings
                                           ------------------------------
                                           Cornelius John Pings


Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                   /s/ Thomas M. Collins
                                                   ---------------------
                                                   Thomas M. Collins


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                          /s/ Douglas B. Fletcher
                                          -----------------------
                                          Douglas B. Fletcher


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                       /s/Robert E. Greeley
                                       --------------------
                                       Robert E. Greeley


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               /s/ Kermit O. Hanson
                                               --------------------
                                               Kermit O. Hanson


Date: December 6, 1995

                        MASTER INVESTMENT TRUST, SERIES I

                                POWER OF ATTORNEY
                                -----------------


         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                     /s/ Thomas M. Colllins
                                                     ----------------------
                                                     Thomas M. Collins


Date:  October 6, 1993

                        MASTER INVESTMENT TRUST, SERIES I

                                POWER OF ATTORNEY
                                -----------------


         Michael Austin, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Michael Austin
                                                     ------------------
                                                     Michael Austin


Date:  October 6, 1993

                        MASTER INVESTMENT TRUST, SERIES I

                                POWER OF ATTORNEY
                                -----------------


         Robert A. Nathane, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Robert A. Nathane
                                                     ---------------------
                                                     Robert A. Nathane


Date:  October 6, 1993

                        MASTER INVESTMENT TRUST, SERIES I

                                POWER OF ATTORNEY
                                -----------------


         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Robert E. Greeley
                                                     ---------------------
                                                     Robert E. Greeley


Date:  October 6, 1993

                        MASTER INVESTMENT TRUST, SERIES I

                                POWER OF ATTORNEY
                                -----------------


         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Cornelius John Pings
                                                     ------------------------
                                                     Cornelius John Pings


Date:  December 6, 1995

                                  EXHIBIT INDEX


EXHIBITS


1(dd)          Form of Articles Supplementary reclassifying shares.

5(k) Investment Advisory Agreement dated as of _________________ between Registrant and Bank of America National Trust & Savings Association with respect to the Asset Allocation Fund.

9(c) Form of Amendment No. 1 to the Administration Agreement between Registrant and The BISYS Group, Inc. (Asset Allocation Fund) dated as of ________________.

11(a)          Consent of Drinker Biddle & Reath

11(b)          Consent of Price Waterhouse, LLP

15(k) Shareholder Service Plan and related Shareholder Servicing Agreement for SRF Shares.

17             Financial Data Schedule

18 Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.